                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                   Schwab Investments - Schwab 1000 Index Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2005

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      ANNUAL REPORT
      October 31, 2005

      Schwab S&P 500 Index Fund
      (formerly Schwab S&P 500 Fund)

      Schwab 1000 Index(R) Fund
      (formerly Schwab 1000 Fund(R))

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)


                                                           [CHARLES SCHWAB LOGO]

          Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.

IN THIS REPORT

  Management's Discussion ..........................................   2

  Performance and Fund Facts
    Schwab S&P 500 Index Fund................   7
    Schwab 1000 Index(R) Fund................  11
    Schwab Small-Cap Index Fund(R)...........  14
    Schwab Total Stock Market
    Index Fund(R)............................  17
    Schwab International Index Fund(R).......  20

  Fund Expenses.....................................................  23

  Financial Statements
    Schwab S&P 500 Index Fund................  25
    Schwab 1000 Index(R) Fund................  34
    Schwab Small-Cap Index Fund(R)...........  43
    Schwab Total Stock Market
    Index Fund(R)............................  51
    Schwab International Index Fund(R).......  60

  Financial Notes...................................................  68

  Investment Advisory
  Agreement Approval................................................  74

  Trustees and Officers.............................................  77

  Glossary..........................................................  81

------------------------------------------------------------------------------
Select Shares(R) are available on many Schwab Funds(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab to perform a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Small-cap funds are subject to greater volatility than those in other asset categories.

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have now grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan. We've continued to expand our product offering over the past year, as Schwab Funds President Evelyn Dilsaver explains in more detail on the following page.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

This commitment and experience is evident in our funds' performance. I'm especially pleased to highlight the strong performance of the Schwab Small-Cap Equity Fund which ranked in the top 2% of its category for the one-year period ended October 31, 2005. 1

In closing, I want to thank you for investing with us. We strive every day to warrant the trust you have placed in us; that will never change.

Sincerely,

/s/ Charles Schwab

1 Source: Lipper Small Cap Core Funds. For the one-year period, rankings were:
  Select Shares #11 and Investor Shares #12 out of 604 funds. Numbers assume reinvestment of dividends and capital gains over each time period. Lipper, Inc. rankings are based on average total returns not including sales charges.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for the Schwab Equity Index Funds for the one-year period ended October 31, 2005.

With their market-tracking performance, broad diversification and lower costs, index funds can complement a portfolio of actively managed funds. For example, the Schwab 1000 Index Fund includes the stocks of the largest 1,000 publicly traded companies in the United States. This fund has delivered solid results and is a tax-efficient investment that can serve as the core stock portion of an asset allocation strategy.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. In terms of development, Schwab Funds launched seven new funds in 2005. Among the new funds is the Schwab Large-Cap Growth Fund, which commenced operations on October 3, 2005. This fund seeks capital appreciation by selecting companies with market capitalizations greater than $5 billion and is actively managed by a team of investment professionals that understands how a disciplined investment strategy can help achieve competitive returns.

I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of the remaining funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

Source of Sector Classification: S&P and MSCI.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the funds except for the Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72%  S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                 LEHMAN
              BROTHERS U.S.
                AGGREGATE       S&P 500(R)     RUSSELL 2000(R)     MSCI-EAFE(R)
               BOND INDEX         INDEX             INDEX             INDEX
31-Oct-04         0.00              0.00            0.00              0.00
07-Nov-04        -0.52              3.21            3.53              3.71
14-Nov-04        -0.49              4.88            6.60              4.81
21-Nov-04        -0.40              3.69            5.15              5.92
28-Nov-04        -0.47              4.81            8.21              6.96
05-Dec-04        -0.38              5.62           10.13              8.68
12-Dec-04         0.13              5.37            8.44              5.79
19-Dec-04        -0.05              5.95           10.16              7.36
26-Dec-04         0.02              7.40           11.44             10.52
02-Jan-05         0.12              7.59           11.89             11.52
09-Jan-05        -0.09              5.35            5.32              8.50
16-Jan-05         0.27              5.22            6.07              8.74
23-Jan-05         0.68              3.75            4.98              7.81
30-Jan-05         0.70              4.08            5.33              8.68
06-Feb-05         1.05              6.95            9.55             10.43
13-Feb-05         1.03              7.23            9.11             11.16
20-Feb-05         0.51              6.94            8.33             12.75
27-Feb-05         0.47              7.86            9.63             13.40
06-Mar-05         0.44              8.86           10.92             15.44
13-Mar-05        -0.43              6.96            7.84             15.54
20-Mar-05        -0.34              6.04            7.13             14.06
27-Mar-05        -0.79              4.42            5.88             11.43
03-Apr-05        -0.16              4.59            5.31             11.55
10-Apr-05        -0.28              5.37            5.20             12.02
17-Apr-05         0.55              1.95            0.06             10.11
24-Apr-05         0.78              2.81            1.57             10.36
01-May-05         0.98              3.28           -0.15              8.71
08-May-05         0.79              4.60            2.83             10.65
15-May-05         1.27              3.14            0.36              8.08
22-May-05         1.34              6.33            5.10              8.34
29-May-05         1.73              7.22            6.42              9.41
05-Jun-05         2.23              7.01            7.02              9.48
12-Jun-05         1.96              7.23            8.07              9.40
19-Jun-05         1.94              8.95           11.20             11.36
26-Jun-05         2.67              6.70            8.83             10.42
03-Jul-05         2.25              7.01           11.08              9.74
10-Jul-05         2.07              8.60           14.40              9.31
17-Jul-05         1.96             10.06           14.69             11.35
24-Jul-05         1.84             10.59           17.12             12.34
31-Jul-05         1.70             10.68           17.49             13.59
07-Aug-05         1.25             10.02           14.58             14.44
14-Aug-05         1.94             10.44           14.14             18.32
21-Aug-05         2.10              9.54           12.85             16.11
28-Aug-05         2.25              8.24           12.20             16.21
04-Sep-05         3.04              9.47           14.77             19.45
11-Sep-05         2.68             11.60           17.33             20.67
18-Sep-05         2.20             11.33           16.32             20.04
25-Sep-05         2.28              9.32           13.47             18.92
02-Oct-05         1.94             10.56           15.67             21.65
09-Oct-05         1.89              7.66           11.63             19.16
16-Oct-05         1.35              6.84            9.71             18.26
23-Oct-05         1.86              6.22            9.65             15.53
30-Oct-05         1.09              7.95           10.12             16.68
31-Oct-05         1.13              8.72           12.08             18.09

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results. Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 INDEX FUND
Investor Shares .......................         8.44%
Select Shares(R) ......................         8.66%
e.Shares(R) ...........................         8.58%
Benchmark .............................         8.72%

Performance Details ...................     pages 7-9

SCHWAB 1000 INDEX(R) FUND
Investor Shares .......................        10.04%
Select Shares .........................        10.21%
Benchmark .............................        10.28%

Performance Details ...................   pages 11-12

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares .......................        12.66%
Select Shares .........................        12.86%
Benchmark .............................        12.85%

Performance Details ...................   pages 14-15

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares .......................        10.45%
Select Shares .........................        10.63%
Benchmark .............................        10.77%

Performance Details ...................   pages 17-18

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares .......................        17.30%
Select Shares .........................        17.56%
Benchmark .............................        17.77%

Performance Details ...................   pages 20-21

THE FUNDS IN THIS REPORT ARE INDEX FUNDS AND SHARE THE SAME BASIC INVESTMENT
STRATEGY: They are designed to track the performance of a stock market index. Each fund tracks a different index. Bear in mind that indices are unmanaged and cannot be invested in directly. Also, unlike an index, the fund's return includes the impact of operating expenses.

THE SCHWAB S&P 500 INDEX FUND was up 8.44% for the report period, closely tracking its benchmark, the S&P 500 Index, which was up 8.72%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Most of the fund's appreciation occurred during the second and third quarter of 2005. With the price of crude oil appreciating during the period, energy-related stocks were the overall top performers in the fund. Within the Schwab S&P 500 Index Fund, the best performing sectors were Utilities and Energy. On the downside, Telecommunication Services and Consumer Discretionary were the worst performing sectors and detracted from overall performance. Some of the top performing companies within the fund were Altria Group, Inc. and Exxon Mobil Corp.

THE SCHWAB 1000 INDEX FUND was up 10.04% for the report period, closely tracking its benchmark, the Schwab 1000 Index, which was up 10.28%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Leading contributors to the fund's performance included the Utilities and Energy sectors. Health Care also played an active role in the total returns for the period. The top performing stocks in the fund were Altria Group, Inc., Exxon Mobile Corp., and Google, Inc. Conversely, although the weakest performing industry group was Automobiles and Components, the fund's performance was not heavily impacted, due to relatively light exposure to this sector. Fannie Mae and Pfizer, Inc. were some of the worst performers of the portfolio.

THE SCHWAB SMALL-CAP INDEX FUND returned 12.66% for the period, closely tracking its benchmark, the Schwab Small-Cap Index, which was up 12.85%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Two of the leading contributors to total returns were the Energy and Industrials sectors. The top

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

performing industry within the fund was Energy, due to the appreciation of oil prices during the wake of the hurricanes. Insurance and Capital Goods were other industries that performed well throughout the reporting period. Some of the top performing stocks within the portfolio were Covanta Holding Corporation and Marine Products Corporation.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND returned 10.45% for the period, closely tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index 1, which was up 10.77%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Some of the top performing sectors for the fund were Utilities, Energy, and Health Care. Stocks that performed well within the portfolio were Altria Group, Inc. and Exxon Mobil Corp. In contrast, Consumer Discretionary and Telecommunication Services continued to struggle during the period. Pfizer, Inc. and Wal-Mart Stores, Inc. were among the stocks which detracted from returns.

THE SCHWAB INTERNATIONAL INDEX FUND was up 17.30% for the period, closely tracking its benchmark, the Schwab International Index, which was up 17.77% Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Within the fund, Australia and Switzerland were the best performing countries, while Singapore and Italy were the underperformers and contributed the least to total returns. The top industries within the fund were Energy, Utilities, and Health Care Equipment and Services. Similar to the United States, Automobiles and Components was the weakest performing industry within the fund.

1 Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:
                             INVESTOR                     Fund Category:
                              SHARES        Benchmark:      MORNINGSTAR
                          Ticker Symbol:    S&P 500(R)       LARGE-CAP
                               SWPIX          INDEX            BLEND
1 YEAR                         8.44%          8.72%            9.53%
5 YEARS                       -2.02%         -1.73%           -1.41%
SINCE INCEPTION 5/1/96         7.97%          8.37%            6.95%

                                                  1 YEAR                        5 YEARS                    SINCE INCEPTION

                                           Fund:                          Fund:                          Fund:
                                         INVESTOR                       INVESTOR                       INVESTOR
                                          SHARES      Fund Category:     SHARES      Fund Category:     SHARES     Fund Category:
                                          Ticker       MORNINGSTAR       Ticker       MORNINGSTAR       Ticker      MORNINGSTAR
                                          Symbol:       LARGE-CAP        Symbol:       LARGE-CAP        Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWPIX          BLEND           SWPIX          BLEND           SWPIX         BLEND
---------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         8.18%          7.38%          -2.36%         -2.22%           7.62%          n/a
---------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        5.82%          5.25%          -1.88%         -1.62%           6.84%          n/a
---------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$20,737  INVESTOR SHARES

$21,473  S&P 500(R) INDEX

[LINE GRAPH]

               INVESTOR      S&P 500(R)
                SHARES         Index
01-May-96       $10,000       $10,000
31-May-96       $10,250       $10,257
30-Jun-96       $10,290       $10,296
31-Jul-96        $9,840        $9,841
31-Aug-96       $10,040       $10,049
30-Sep-96       $10,600       $10,613
31-Oct-96       $10,880       $10,906
30-Nov-96       $11,690       $11,731
31-Dec-96       $11,462       $11,498
31-Jan-97       $12,157       $12,216
28-Feb-97       $12,248       $12,312
31-Mar-97       $11,744       $11,808
30-Apr-97       $12,430       $12,511
31-May-97       $13,186       $13,272
30-Jun-97       $13,760       $13,867
31-Jul-97       $14,849       $14,969
31-Aug-97       $14,012       $14,131
30-Sep-97       $14,778       $14,904
31-Oct-97       $14,284       $14,406
30-Nov-97       $14,930       $15,073
31-Dec-97       $15,184       $15,332
31-Jan-98       $15,357       $15,502
28-Feb-98       $16,455       $16,620
31-Mar-98       $17,289       $17,471
30-Apr-98       $17,452       $17,647
31-May-98       $17,147       $17,344
30-Jun-98       $17,838       $18,048
31-Jul-98       $17,645       $17,857
31-Aug-98       $15,092       $15,278
30-Sep-98       $16,058       $16,257
31-Oct-98       $17,340       $17,579
30-Nov-98       $18,387       $18,645
31-Dec-98       $19,443       $19,718
31-Jan-99       $20,253       $20,543
28-Feb-99       $19,617       $19,904
31-Mar-99       $20,397       $20,700
30-Apr-99       $21,176       $21,501
31-May-99       $20,663       $20,994
30-Jun-99       $21,812       $22,159
31-Jul-99       $21,125       $21,467
31-Aug-99       $21,012       $21,360
30-Sep-99       $20,428       $20,775
31-Oct-99       $21,709       $22,090
30-Nov-99       $22,150       $22,539
31-Dec-99       $23,448       $23,866
31-Jan-00       $22,266       $22,668
29-Feb-00       $21,841       $22,239
31-Mar-00       $23,967       $24,414
30-Apr-00       $23,241       $23,679
31-May-00       $22,753       $23,194
30-Jun-00       $23,313       $23,767
31-Jul-00       $22,940       $23,396
31-Aug-00       $24,361       $24,849
30-Sep-00       $23,075       $23,537
31-Oct-00       $22,971       $23,438
30-Nov-00       $21,156       $21,591
31-Dec-00       $21,261       $21,697
31-Jan-01       $22,014       $22,467
28-Feb-01       $19,996       $20,418
31-Mar-01       $18,730       $19,124
30-Apr-01       $20,174       $20,610
31-May-01       $20,310       $20,748
30-Jun-01       $19,808       $20,244
31-Jul-01       $19,609       $20,045
31-Aug-01       $18,375       $18,790
30-Sep-01       $16,890       $17,272
31-Oct-01       $17,204       $17,602
30-Nov-01       $18,521       $18,952
31-Dec-01       $18,678       $19,119
31-Jan-02       $18,403       $18,840
28-Feb-02       $18,044       $18,476
31-Mar-02       $18,710       $19,171
30-Apr-02       $17,579       $18,009
31-May-02       $17,442       $17,876
30-Jun-02       $16,195       $16,603
31-Jul-02       $14,938       $15,310
31-Aug-02       $15,023       $15,409
30-Sep-02       $13,396       $13,734
31-Oct-02       $14,568       $14,943
30-Nov-02       $15,424       $15,823
31-Dec-02       $14,516       $14,894
31-Jan-03       $14,130       $14,504
28-Feb-03       $13,915       $14,286
31-Mar-03       $14,044       $14,425
30-Apr-03       $15,202       $15,614
31-May-03       $15,995       $16,436
30-Jun-03       $16,188       $16,647
31-Jul-03       $16,478       $16,940
31-Aug-03       $16,788       $17,270
30-Sep-03       $16,606       $17,087
31-Oct-03       $17,539       $18,054
30-Nov-03       $17,689       $18,213
31-Dec-03       $18,601       $19,167
31-Jan-04       $18,938       $19,520
29-Feb-04       $19,199       $19,791
31-Mar-04       $18,906       $19,493
30-Apr-04       $18,601       $19,187
31-May-04       $18,851       $19,449
30-Jun-04       $19,210       $19,827
31-Jul-04       $18,569       $19,170
31-Aug-04       $18,645       $19,247
30-Sep-04       $18,840       $19,455
31-Oct-04       $19,123       $19,753
30-Nov-04       $19,894       $20,553
31-Dec-04       $20,561       $21,251
31-Jan-05       $20,053       $20,733
28-Feb-05       $20,472       $21,168
31-Mar-05       $20,108       $20,794
30-Apr-05       $19,722       $20,399
31-May-05       $20,351       $21,047
30-Jun-05       $20,373       $21,077
31-Jul-05       $21,123       $21,861
31-Aug-05       $20,925       $21,662
30-Sep-05       $21,090       $21,837
31-Oct-05       $20,737       $21,473

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:
                              SELECT
                              SHARES        Benchmark:    Fund Category:
                          Ticker Symbol:    S&P 500(R)     MORNINGSTAR
                              SWPPX           INDEX      LARGE-CAP BLEND
1 YEAR                         8.66%           8.72%           9.53%
5 YEARS                       -1.85%          -1.73%          -1.41%
SINCE INCEPTION: 5/19/97       5.92%           6.09%           5.50%

                                                  1 YEAR                        5 YEARS                    SINCE INCEPTION

                                           Fund:                           Fund:                         Fund:
                                          SELECT                          SELECT                        SELECT
                                          SHARES      Fund Category:      SHARES     Fund Category:     SHARES     Fund Category:
                                          Ticker       MORNINGSTAR        Ticker      MORNINGSTAR       Ticker      MORNINGSTAR
                                          Symbol:       LARGE-CAP         Symbol:      LARGE-CAP        Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWPPX          BLEND            SWPPX         BLEND           SWPPX         BLEND
---------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         8.38%          7.38%           -2.23%         -2.22%          5.52%          n/a
---------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        5.99%          5.25%           -1.75%         -1.62%          4.94%          n/a
---------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$81,295  SELECT SHARES

$82,399  S&P 500(R) INDEX

[LINE GRAPH]

               SELECT       S&P 500(R)
               SHARES         INDEX
19-May-97      $50,000       $50,000
31-May-97      $50,935       $50,930
30-Jun-97      $53,190       $53,212
31-Jul-97      $57,395       $57,442
31-Aug-97      $54,165       $54,225
30-Sep-97      $57,120       $57,191
31-Oct-97      $55,215       $55,281
30-Nov-97      $57,745       $57,841
31-Dec-97      $58,745       $58,836
31-Jan-98      $59,375       $59,489
28-Feb-98      $63,660       $63,778
31-Mar-98      $66,880       $67,043
30-Apr-98      $67,550       $67,720
31-May-98      $66,370       $66,556
30-Jun-98      $69,040       $69,258
31-Jul-98      $68,295       $68,524
31-Aug-98      $58,435       $58,629
30-Sep-98      $62,165       $62,387
31-Oct-98      $67,155       $67,459
30-Nov-98      $71,245       $71,547
31-Dec-98      $75,340       $75,668
31-Jan-99      $78,475       $78,831
28-Feb-99      $76,015       $76,379
31-Mar-99      $79,030       $79,434
30-Apr-99      $82,085       $82,509
31-May-99      $80,140       $80,561
30-Jun-99      $84,545       $85,033
31-Jul-99      $81,885       $82,380
31-Aug-99      $81,490       $81,968
30-Sep-99      $79,230       $79,721
31-Oct-99      $84,230       $84,767
30-Nov-99      $85,935       $86,491
31-Dec-99      $91,000       $91,585
31-Jan-00      $86,420       $86,987
29-Feb-00      $84,770       $85,341
31-Mar-00      $93,050       $93,687
30-Apr-00      $90,235       $90,867
31-May-00      $88,350       $89,004
30-Jun-00      $90,515       $91,203
31-Jul-00      $89,110       $89,780
31-Aug-00      $94,655       $95,356
30-Sep-00      $89,635       $90,322
31-Oct-00      $89,230       $89,942
30-Nov-00      $82,200       $82,855
31-Dec-00      $82,655       $83,261
31-Jan-01      $85,540       $86,217
28-Feb-01      $77,745       $78,354
31-Mar-01      $72,835       $73,386
30-Apr-01      $78,480       $79,088
31-May-01      $78,965       $79,618
30-Jun-01      $77,055       $77,683
31-Jul-01      $76,285       $76,922
31-Aug-01      $71,500       $72,107
30-Sep-01      $65,735       $66,280
31-Oct-01      $66,955       $67,546
30-Nov-01      $72,065       $72,727
31-Dec-01      $72,700       $73,367
31-Jan-02      $71,635       $72,296
28-Feb-02      $70,240       $70,901
31-Mar-02      $72,865       $73,567
30-Apr-02      $68,430       $69,108
31-May-02      $67,940       $68,597
30-Jun-02      $63,095       $63,713
31-Jul-02      $58,170       $58,750
31-Aug-02      $58,580       $59,132
30-Sep-02      $52,175       $52,704
31-Oct-02      $56,775       $57,342
30-Nov-02      $60,140       $60,719
31-Dec-02      $56,585       $57,155
31-Jan-03      $55,085       $55,658
28-Feb-03      $54,250       $54,823
31-Mar-03      $54,790       $55,355
30-Apr-03      $59,300       $59,916
31-May-03      $62,430       $63,073
30-Jun-03      $63,180       $63,881
31-Jul-03      $64,305       $65,005
31-Aug-03      $65,560       $66,273
30-Sep-03      $64,850       $65,570
31-Oct-03      $68,480       $69,281
30-Nov-03      $69,065       $69,891
31-Dec-03      $72,695       $73,553
31-Jan-04      $74,010       $74,907
29-Feb-04      $75,025       $75,948
31-Mar-04      $73,880       $74,801
30-Apr-04      $72,695       $73,627
31-May-04      $73,710       $74,635
30-Jun-04      $75,110       $76,083
31-Jul-04      $72,610       $73,565
31-Aug-04      $72,910       $73,859
30-Sep-04      $73,710       $74,657
31-Oct-04      $74,810       $75,799
30-Nov-04      $77,815       $78,869
31-Dec-04      $80,475       $81,551
31-Jan-05      $78,495       $79,561
28-Feb-05      $80,130       $81,232
31-Mar-05      $78,755       $79,794
30-Apr-05      $77,245       $78,278
31-May-05      $79,700       $80,767
30-Jun-05      $79,785       $80,880
31-Jul-05      $82,755       $83,889
31-Aug-05      $81,980       $83,125
30-Sep-05      $82,630       $83,799
31-Oct-05      $81,295       $82,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

e.SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                                 e.SHARES         Benchmark:      Fund Category:
                              Ticker Symbol:      S&P 500(R)        MORNINGSTAR
                                  SWPEX             INDEX         LARGE-CAP BLEND
1 YEAR                             8.58%             8.72%             9.53%
5 YEARS                           -1.94%            -1.73%            -1.41%
SINCE INCEPTION: 5/1/96            8.07%             8.37%             6.95%

                                                  1 YEAR                         5 YEARS                     SINCE INCEPTION

                                         Fund:                          Fund:                            Fund:
                                       e.SHARES     Fund Category:     e.SHARES     Fund Category:     e.SHARES     Fund Category:
                                        Ticker       MORNINGSTAR        Ticker        MORNINGSTAR       Ticker       MORNINGSTAR
                                        Symbol:       LARGE-CAP         Symbol:       LARGE-CAP         Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                  SWPEX          BLEND            SWPEX          BLEND            SWPEX          BLEND
----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)       8.31%          7.38%           -2.30%          -2.22%           7.69%           n/a
----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)      5.93%          5.25%           -1.82%          -1.62%           6.91%           n/a
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$20,916  e.SHARES

$21,473  S&P 500(R) INDEX

[LINE GRAPH]

                          S&P 500(R)
             e.SHARES       INDEX
01-May-96     $10,000      $10,000
31-May-96     $10,250      $10,257
30-Jun-96     $10,290      $10,296
31-Jul-96      $9,840       $9,841
31-Aug-96     $10,050      $10,049
30-Sep-96     $10,600      $10,613
31-Oct-96     $10,890      $10,906
30-Nov-96     $11,710      $11,731
31-Dec-96     $11,473      $11,498
31-Jan-97     $12,179      $12,216
28-Feb-97     $12,270      $12,312
31-Mar-97     $11,766      $11,808
30-Apr-97     $12,452      $12,511
31-May-97     $13,209      $13,272
30-Jun-97     $13,794      $13,867
31-Jul-97     $14,873      $14,969
31-Aug-97     $14,036      $14,131
30-Sep-97     $14,803      $14,904
31-Oct-97     $14,318      $14,406
30-Nov-97     $14,964      $15,073
31-Dec-97     $15,227      $15,332
31-Jan-98     $15,390      $15,502
28-Feb-98     $16,490      $16,620
31-Mar-98     $17,336      $17,471
30-Apr-98     $17,499      $17,647
31-May-98     $17,193      $17,344
30-Jun-98     $17,886      $18,048
31-Jul-98     $17,692      $17,857
31-Aug-98     $15,136      $15,278
30-Sep-98     $16,103      $16,257
31-Oct-98     $17,397      $17,579
30-Nov-98     $18,446      $18,645
31-Dec-98     $19,504      $19,718
31-Jan-99     $20,316      $20,543
28-Feb-99     $19,679      $19,904
31-Mar-99     $20,459      $20,700
30-Apr-99     $21,240      $21,501
31-May-99     $20,737      $20,994
30-Jun-99     $21,878      $22,159
31-Jul-99     $21,199      $21,467
31-Aug-99     $21,086      $21,360
30-Sep-99     $20,501      $20,775
31-Oct-99     $21,795      $22,090
30-Nov-99     $22,227      $22,539
31-Dec-99     $23,536      $23,866
31-Jan-00     $22,350      $22,668
29-Feb-00     $21,924      $22,239
31-Mar-00     $24,057      $24,414
30-Apr-00     $23,328      $23,679
31-May-00     $22,850      $23,194
30-Jun-00     $23,401      $23,767
31-Jul-00     $23,037      $23,396
31-Aug-00     $24,462      $24,849
30-Sep-00     $23,172      $23,537
31-Oct-00     $23,068      $23,438
30-Nov-00     $21,247      $21,591
31-Dec-00     $21,364      $21,697
31-Jan-01     $22,110      $22,467
28-Feb-01     $20,092      $20,418
31-Mar-01     $18,821      $19,124
30-Apr-01     $20,271      $20,610
31-May-01     $20,407      $20,748
30-Jun-01     $19,903      $20,244
31-Jul-01     $19,703      $20,045
31-Aug-01     $18,463      $18,790
30-Sep-01     $16,971      $17,272
31-Oct-01     $17,297      $17,602
30-Nov-01     $18,610      $18,952
31-Dec-01     $18,768      $19,119
31-Jan-02     $18,492      $18,840
28-Feb-02     $18,141      $18,476
31-Mar-02     $18,810      $19,171
30-Apr-02     $17,674      $18,009
31-May-02     $17,536      $17,876
30-Jun-02     $16,282      $16,603
31-Jul-02     $15,019      $15,310
31-Aug-02     $15,114      $15,409
30-Sep-02     $13,468      $13,734
31-Oct-02     $14,647      $14,943
30-Nov-02     $15,507      $15,823
31-Dec-02     $14,593      $14,894
31-Jan-03     $14,216      $14,504
28-Feb-03     $14,000      $14,286
31-Mar-03     $14,129      $14,425
30-Apr-03     $15,294      $15,614
31-May-03     $16,092      $16,436
30-Jun-03     $16,297      $16,647
31-Jul-03     $16,578      $16,940
31-Aug-03     $16,890      $17,270
30-Sep-03     $16,707      $17,087
31-Oct-03     $17,656      $18,054
30-Nov-03     $17,807      $18,213
31-Dec-03     $18,727      $19,167
31-Jan-04     $19,066      $19,520
29-Feb-04     $19,328      $19,791
31-Mar-04     $19,033      $19,493
30-Apr-04     $18,738      $19,187
31-May-04     $18,989      $19,449
30-Jun-04     $19,350      $19,827
31-Jul-04     $18,705      $19,170
31-Aug-04     $18,782      $19,247
30-Sep-04     $18,978      $19,455
31-Oct-04     $19,263      $19,753
30-Nov-04     $20,039      $20,553
31-Dec-04     $20,716      $21,251
31-Jan-05     $20,215      $20,733
28-Feb-05     $20,627      $21,168
31-Mar-05     $20,271      $20,794
30-Apr-05     $19,882      $20,399
31-May-05     $20,516      $21,047
30-Jun-05     $20,538      $21,077
31-Jul-05     $21,294      $21,861
31-Aug-05     $21,105      $21,662
30-Sep-05     $21,272      $21,837
31-Oct-05     $20,916      $21,473

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                    INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      /X/       / /
 Medium          / /      / /       / /
 Small           / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $88,354
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     4%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
  e.Shares
    ($500 for retirement, education and custodial accounts)               $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                                                3.3%
--------------------------------------------------------------------------------
(2)   EXXON MOBIL CORP.                                                   3.3%
--------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                     2.2%
--------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                     2.2%
--------------------------------------------------------------------------------
(5)   PROCTER & GAMBLE CO.                                                1.7%
--------------------------------------------------------------------------------
(6)   JOHNSON & JOHNSON                                                   1.7%
--------------------------------------------------------------------------------
(7)   BANK OF AMERICA CORP.                                               1.6%
--------------------------------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.                                  1.6%
--------------------------------------------------------------------------------
(9)   PFIZER, INC.                                                        1.5%
--------------------------------------------------------------------------------
(10)  ALTRIA GROUP, INC.                                                  1.4%
--------------------------------------------------------------------------------
      TOTAL                                                              20.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.1%  FINANCIALS
15.2%  INFORMATION TECHNOLOGY
13.2%  HEALTH CARE
11.2%  INDUSTRIALS
10.6%  CONSUMER DISCRETIONARY
 9.8%  CONSUMER STAPLES
 9.5%  ENERGY
 3.4%  UTILITIES
 3.1%  TELECOMMUNICATION
       SERVICES
 2.9%  MATERIALS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


10 Schwab Equity Index Funds

SCHWAB 1000 INDEX(R) FUND

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                       Fund:
                     INVESTOR
                      SHARES
                      Ticker        Benchmark:      Fund Category:
                      Symbol:      SCHWAB 1000       MORNINGSTAR
                       SNXFX         INDEX(R)      LARGE-CAP BLEND
1 YEAR                 10.04          10.28             9.53
5 YEARS 2              -1.40          -1.10            -1.41
10 YEARS 2              9.21           9.57             8.20

                                                1 YEAR                         5 YEARS                        10 YEARS

                                       Fund:                          Fund:                            Fund:
                                     INVESTOR                        INVESTOR                        INVESTOR
                                      SHARES      Fund Category:      SHARES      Fund Category:      SHARES      Fund Category:
                                      Ticker       MORNINGSTAR        Ticker       MORNINGSTAR        Ticker       MORNINGSTAR
                                      Symbol:       LARGE-CAP         Symbol:       LARGE-CAP         Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                SNXFX          BLEND            SNXFX          BLEND            SNXFX          BLEND
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      9.81%         7.38%           -1.68%         -2.22%           8.83%           6.61%
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     6.81%         5.25%           -1.33%         -1.62%           7.96%           6.36%
--------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,150  INVESTOR SHARES

$24,963  SCHWAB 1000 INDEX(R)

$24,425  S&P 500(R) INDEX

[LINE GRAPH]

             INVESTOR    SCHWAB 1000    S&P 500(R)
              SHARES       INDEX(R)       INDEX
31-Oct-95     $10,000      $10,000       $10,000
30-Nov-95     $10,432      $10,441       $10,438
31-Dec-95     $10,586      $10,597       $10,639
31-Jan-96     $10,899      $10,919       $11,001
29-Feb-96     $11,061      $11,081       $11,104
31-Mar-96     $11,161      $11,188       $11,210
30-Apr-96     $11,349      $11,378       $11,375
31-May-96     $11,618      $11,654       $11,667
30-Jun-96     $11,586      $11,635       $11,712
31-Jul-96     $11,036      $11,083       $11,194
31-Aug-96     $11,336      $11,382       $11,430
30-Sep-96     $11,967      $12,019       $12,072
31-Oct-96     $12,211      $12,262       $12,406
30-Nov-96     $13,092      $13,151       $13,343
31-Dec-96     $12,870      $12,937       $13,079
31-Jan-97     $13,611      $13,686       $13,895
28-Feb-97     $13,662      $13,734       $14,005
31-Mar-97     $13,054      $13,135       $13,431
30-Apr-97     $13,756      $13,828       $14,231
31-May-97     $14,630      $14,722       $15,097
30-Jun-97     $15,237      $15,344       $15,773
31-Jul-97     $16,471      $16,583       $17,027
31-Aug-97     $15,680      $15,799       $16,073
30-Sep-97     $16,522      $16,648       $16,953
31-Oct-97     $15,977      $16,102       $16,386
30-Nov-97     $16,648      $16,789       $17,145
31-Dec-97     $16,979      $17,124       $17,440
31-Jan-98     $17,100      $17,256       $17,634
28-Feb-98     $18,360      $18,543       $18,905
31-Mar-98     $19,293      $19,503       $19,873
30-Apr-98     $19,491      $19,716       $20,074
31-May-98     $19,063      $19,285       $19,728
30-Jun-98     $19,830      $20,060       $20,529
31-Jul-98     $19,555      $19,779       $20,312
31-Aug-98     $16,634      $16,826       $17,379
30-Sep-98     $17,707      $17,926       $18,493
31-Oct-98     $19,114      $19,375       $19,996
30-Nov-98     $20,303      $20,585       $21,208
31-Dec-98     $21,590      $21,888       $22,430
31-Jan-99     $22,408      $22,720       $23,367
28-Feb-99     $21,655      $21,981       $22,640
31-Mar-99     $22,524      $22,857       $23,546
30-Apr-99     $23,439      $23,800       $24,457
31-May-99     $22,898      $23,257       $23,880
30-Jun-99     $24,038      $24,434       $25,205
31-Jul-99     $23,272      $23,656       $24,419
31-Aug-99     $23,046      $23,462       $24,297
30-Sep-99     $22,434      $22,764       $23,631
31-Oct-99     $23,916      $24,300       $25,127
30-Nov-99     $24,496      $24,867       $25,638
31-Dec-99     $26,124      $26,534       $27,148
31-Jan-00     $24,898      $25,298       $25,785
29-Feb-00     $24,905      $25,330       $25,297
31-Mar-00     $27,058      $27,534       $27,771
30-Apr-00     $26,040      $26,500       $26,935
31-May-00     $25,359      $25,810       $26,383
30-Jun-00     $26,040      $26,517       $27,034
31-Jul-00     $25,658      $26,110       $26,613
31-Aug-00     $27,396      $27,885       $28,266
30-Sep-00     $26,131      $26,597       $26,773
31-Oct-00     $25,910      $26,385       $26,661
30-Nov-00     $23,699      $24,136       $24,560
31-Dec-00     $23,979      $24,416       $24,680
31-Jan-01     $24,795      $25,230       $25,556
28-Feb-01     $22,497      $22,892       $23,226
31-Mar-01     $20,963      $21,335       $21,753
30-Apr-01     $22,673      $23,087       $23,443
31-May-01     $22,817      $23,239       $23,600
30-Jun-01     $22,314      $22,732       $23,027
31-Jul-01     $22,014      $22,434       $22,801
31-Aug-01     $20,610      $21,011       $21,374
30-Sep-01     $18,880      $19,250       $19,647
31-Oct-01     $19,304      $19,690       $20,022
30-Nov-01     $20,780      $21,198       $21,558
31-Dec-01     $21,040      $21,470       $21,748
31-Jan-02     $20,796      $21,225       $21,430
28-Feb-02     $20,394      $20,822       $21,016
31-Mar-02     $21,211      $21,663       $21,807
30-Apr-02     $20,059      $20,492       $20,485
31-May-02     $19,868      $20,300       $20,334
30-Jun-02     $18,432      $18,834       $18,886
31-Jul-02     $17,049      $17,424       $17,415
31-Aug-02     $17,155      $17,536       $17,528
30-Sep-02     $15,370      $15,714       $15,623
31-Oct-02     $16,628      $17,008       $16,997
30-Nov-02     $17,589      $17,994       $17,998
31-Dec-02     $16,581      $16,965       $16,942
31-Jan-03     $16,167      $16,551       $16,498
28-Feb-03     $15,901      $16,282       $16,251
31-Mar-03     $16,080      $16,466       $16,408
30-Apr-03     $17,361      $17,781       $17,760
31-May-03     $18,301      $18,758       $18,696
30-Jun-03     $18,535      $19,003       $18,936
31-Jul-03     $18,909      $19,391       $19,269
31-Aug-03     $19,296      $19,802       $19,645
30-Sep-03     $19,068      $19,578       $19,436
31-Oct-03     $20,176      $20,723       $20,536
30-Nov-03     $20,402      $20,959       $20,717
31-Dec-03     $21,346      $21,938       $21,803
31-Jan-04     $21,724      $22,336       $22,204
29-Feb-04     $22,034      $22,666       $22,512
31-Mar-04     $21,751      $22,379       $22,173
30-Apr-04     $21,353      $21,975       $21,824
31-May-04     $21,650      $22,287       $22,123
30-Jun-04     $22,028      $22,691       $22,553
31-Jul-04     $21,252      $21,896       $21,806
31-Aug-04     $21,340      $21,994       $21,893
30-Sep-04     $21,610      $22,281       $22,130
31-Oct-04     $21,947      $22,636       $22,468
30-Nov-04     $22,857      $23,587       $23,378
31-Dec-04     $23,657      $24,421       $24,173
31-Jan-05     $23,055      $23,809       $23,583
28-Feb-05     $23,548      $24,325       $24,079
31-Mar-05     $23,172      $23,909       $23,652
30-Apr-05     $22,734      $23,457       $23,203
31-May-05     $23,548      $24,306       $23,941
30-Jun-05     $23,671      $24,440       $23,974
31-Jul-05     $24,580      $25,394       $24,866
31-Aug-05     $24,354      $25,163       $24,640
30-Sep-05     $24,533      $25,351       $24,840
31-Oct-05     $24,150      $24,963       $24,425

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                    Fund:
                                    SELECT
                                    SHARES        Benchmark:      Fund Category:
                                Ticker Symbol:    SCHWAB 1000       MORNINGSTAR
                                    SNXSX           INDEX(R)      LARGE-CAP BLEND
1 YEAR                              10.21%           10.28%            9.53%
5 YEARS 2                           -1.27%           -1.10%           -1.41%
SINCE INCEPTION: 5/19/97 2           6.51%            6.71%            5.50%

                                                     1 YEAR                        5 YEARS                   SINCE INCEPTION

                                          Fund:                          Fund:                          Fund:
                                          SELECT                         SELECT                         SELECT
                                          SHARES       Fund Category:    SHARES       Fund Category:    SHARES       Fund Category:
                                          Ticker       MORNINGSTAR       Ticker       MORNINGSTAR       Ticker       MORNINGSTAR
                                          Symbol:       LARGE-CAP        Symbol:       LARGE-CAP        Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                    SNXSX          BLEND           SNXSX          BLEND           SNXSX          BLEND
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         9.96%          7.38%          -1.59%         -2.22%           6.16%           n/a
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        6.95%          5.25%          -1.24%         -1.62%           5.49%           n/a
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$85,205  SELECT SHARES

$86,587  SCHWAB 1000 INDEX(R)

$82,399  S&P 500(R) INDEX

[LINE GRAPH]

             SELECT     SCHWAB 1000    S&P 500(R)
             SHARES      INDEX(R)        INDEX
19-May-97    $50,000      $50,000       $50,000
31-May-97    $51,040      $51,064       $50,930
30-Jun-97    $53,180      $53,222       $53,212
31-Jul-97    $57,490      $57,518       $57,442
31-Aug-97    $54,750      $54,801       $54,225
30-Sep-97    $57,685      $57,746       $57,191
31-Oct-97    $55,785      $55,851       $55,281
30-Nov-97    $58,150      $58,233       $57,841
31-Dec-97    $59,325      $59,398       $58,836
31-Jan-98    $59,725      $59,855       $59,489
28-Feb-98    $64,145      $64,318       $63,778
31-Mar-98    $67,405      $67,648       $67,043
30-Apr-98    $68,100      $68,387       $67,720
31-May-98    $66,625      $66,893       $66,556
30-Jun-98    $69,305      $69,578       $69,258
31-Jul-98    $68,345      $68,606       $68,524
31-Aug-98    $58,140      $58,362       $58,629
30-Sep-98    $61,915      $62,179       $62,387
31-Oct-98    $66,825      $67,206       $67,459
30-Nov-98    $71,000      $71,400       $71,547
31-Dec-98    $75,505      $75,922       $75,668
31-Jan-99    $78,385      $78,805       $78,831
28-Feb-99    $75,750      $76,244       $76,379
31-Mar-99    $78,795      $79,282       $79,434
30-Apr-99    $82,015      $82,553       $82,509
31-May-99    $80,120      $80,671       $80,561
30-Jun-99    $84,110      $84,753       $85,033
31-Jul-99    $81,450      $82,052       $82,380
31-Aug-99    $80,665      $81,380       $81,968
30-Sep-99    $78,545      $78,960       $79,721
31-Oct-99    $83,725      $84,287       $84,767
30-Nov-99    $85,755      $86,255       $86,491
31-Dec-99    $91,470      $92,034       $91,585
31-Jan-00    $87,180      $87,747       $86,987
29-Feb-00    $87,225      $87,861       $85,341
31-Mar-00    $94,765      $95,504       $93,687
30-Apr-00    $91,200      $91,917       $90,867
31-May-00    $88,835      $89,525       $89,004
30-Jun-00    $91,220      $91,977       $91,203
31-Jul-00    $89,905      $90,566       $89,780
31-Aug-00    $95,990      $96,722       $95,356
30-Sep-00    $91,585      $92,255       $90,322
31-Oct-00    $90,810      $91,519       $89,942
30-Nov-00    $83,065      $83,717       $82,855
31-Dec-00    $84,050      $84,689       $83,261
31-Jan-01    $86,935      $87,511       $86,217
28-Feb-01    $78,875      $79,404       $78,354
31-Mar-01    $73,515      $74,002       $73,386
30-Apr-01    $79,515      $80,081       $79,088
31-May-01    $80,020      $80,608       $79,618
30-Jun-01    $78,280      $78,847       $77,683
31-Jul-01    $77,225      $77,815       $76,922
31-Aug-01    $72,325      $72,879       $72,107
30-Sep-01    $66,255      $66,771       $66,280
31-Oct-01    $67,745      $68,296       $67,546
30-Nov-01    $72,920      $73,526       $72,727
31-Dec-01    $73,845      $74,470       $73,367
31-Jan-02    $72,990      $73,622       $72,296
28-Feb-02    $71,600      $72,223       $70,901
31-Mar-02    $74,445      $75,140       $73,567
30-Apr-02    $70,445      $71,078       $69,108
31-May-02    $69,775      $70,413       $68,597
30-Jun-02    $64,710      $65,326       $63,713
31-Jul-02    $59,875      $60,436       $58,750
31-Aug-02    $60,245      $60,827       $59,132
30-Sep-02    $53,980      $54,506       $52,704
31-Oct-02    $58,420      $58,995       $57,342
30-Nov-02    $61,795      $62,414       $60,719
31-Dec-02    $58,255      $58,846       $57,155
31-Jan-03    $56,805      $57,410       $55,658
28-Feb-03    $55,865      $56,475       $54,823
31-Mar-03    $56,500      $57,115       $55,355
30-Apr-03    $61,025      $61,676       $59,916
31-May-03    $64,355      $65,062       $63,073
30-Jun-03    $65,175      $65,913       $63,881
31-Jul-03    $66,490      $67,261       $65,005
31-Aug-03    $67,875      $68,686       $66,273
30-Sep-03    $67,075      $67,908       $65,570
31-Oct-03    $70,990      $71,880       $69,281
30-Nov-03    $71,790      $72,699       $69,891
31-Dec-03    $75,105      $76,095       $73,553
31-Jan-04    $76,455      $77,473       $74,907
29-Feb-04    $77,550      $78,618       $75,948
31-Mar-04    $76,550      $77,622       $74,801
30-Apr-04    $75,175      $76,223       $73,627
31-May-04    $76,220      $77,305       $74,635
30-Jun-04    $77,575      $78,705       $76,083
31-Jul-04    $74,840      $75,948       $73,565
31-Aug-04    $75,175      $76,288       $73,859
30-Sep-04    $76,125      $77,284       $74,657
31-Oct-04    $77,310      $78,514       $75,799
30-Nov-04    $80,540      $81,812       $78,869
31-Dec-04    $83,375      $84,706       $81,551
31-Jan-05    $81,255      $82,583       $79,561
28-Feb-05    $82,990      $84,375       $81,232
31-Mar-05    $81,685      $82,931       $79,794
30-Apr-05    $80,145      $81,362       $78,278
31-May-05    $83,035      $84,306       $80,767
30-Jun-05    $83,470      $84,774       $80,880
31-Jul-05    $86,700      $88,082       $83,889
31-Aug-05    $85,905      $87,281       $83,125
30-Sep-05    $86,555      $87,934       $83,799
31-Oct-05    $85,205      $86,587       $82,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB 1000 INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                    INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      /X/       / /
 Medium          / /      / /       / /
 Small           / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                        986
-------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $78,614
-------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.8
-------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     6%
-------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                         $50,000
-------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                       % OF
SECURITY                                                             NET ASSETS
-------------------------------------------------------------------------------
(1)   EXXON MOBIL CORP.                                                 2.7%
-------------------------------------------------------------------------------
(2)   GENERAL ELECTRIC CO.                                              2.7%
-------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                   2.1%
-------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                   1.8%
-------------------------------------------------------------------------------
(5)   WAL-MART STORES, INC.                                             1.5%
-------------------------------------------------------------------------------
(6)   PROCTER & GAMBLE CO.                                              1.5%
-------------------------------------------------------------------------------
(7)   JOHNSON & JOHNSON                                                 1.4%
-------------------------------------------------------------------------------
(8)   BANK OF AMERICA CORP.                                             1.3%
-------------------------------------------------------------------------------
(9)   AMERICAN INTERNATIONAL GROUP, INC.                                1.3%
-------------------------------------------------------------------------------
(10)  PFIZER, INC.                                                      1.2%
-------------------------------------------------------------------------------
     TOTAL                                                             17.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.9%  FINANCIALS
15.2%  INFORMATION TECHNOLOGY
12.8%  HEALTH CARE
12.1%  CONSUMER DISCRETIONARY
10.0%  INDUSTRIALS
 9.8%  CONSUMER STAPLES
 9.0%  ENERGY
 3.4%  UTILITIES
 2.9%  MATERIALS
 2.8%  TELECOMMUNICATION
       SERVICES
 0.1%  OTHER

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                      Fund:
                    INVESTOR             Benchmark:         Fund Category:
                     SHARES                SCHWAB            MORNINGSTAR
                  Ticker Symbol:         SMALL-CAP            SMALL-CAP
                     SWSMX                INDEX(R)              BLEND
1 YEAR                12.66%               12.85%               13.72%
5 YEARS 2              5.08%                5.20%                9.75%
10 YEARS 2             9.51%               10.46%               11.86%

                                                   1 YEAR                          5 YEARS                        10 YEARS

                                          Fund:                           Fund:                           Fund:
                                        INVESTOR      Fund Category:    INVESTOR      Fund Category:    INVESTOR     Fund Category:
                                         SHARES        MORNINGSTAR       SHARES        MORNINGSTAR       SHARES       MORNINGSTAR
                                      Ticker Symbol:    SMALL-CAP     Ticker Symbol:    SMALL-CAP     Ticker Symbol:   SMALL-CAP
TOTAL RETURNS AFTER TAX                  SWSMX            BLEND          SWSMX            BLEND          SWSMX           BLEND
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         12.56%         10.95%          4.02%            8.39%           8.76%          9.88%
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         8.36%          8.84%          3.77%            7.76%           8.03%          9.49%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,830  INVESTOR SHARES

$27,069  SCHWAB SMALL-CAP INDEX(R)

$24,854  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                      SCHWAB            RUSSELL
                   INVESTOR          SMALL-CAP          2000(R)
                    SHARES            INDEX(R)           INDEX
31-Oct-95           $10,000           $10,000           $10,000
30-Nov-95           $10,462           $10,480           $10,420
31-Dec-95           $10,659           $10,732           $10,695
31-Jan-96           $10,599           $10,705           $10,683
29-Feb-96           $11,003           $11,135           $11,017
31-Mar-96           $11,175           $11,328           $11,241
30-Apr-96           $11,794           $11,928           $11,843
31-May-96           $12,205           $12,336           $12,309
30-Jun-96           $11,751           $11,942           $11,803
31-Jul-96           $10,728           $10,978           $10,773
31-Aug-96           $11,381           $11,675           $11,399
30-Sep-96           $11,888           $12,104           $11,845
31-Oct-96           $11,673           $11,897           $11,662
30-Nov-96           $12,171           $12,370           $12,143
31-Dec-96           $12,311           $12,600           $12,461
31-Jan-97           $12,639           $12,898           $12,710
28-Feb-97           $12,199           $12,583           $12,403
31-Mar-97           $11,586           $11,971           $11,817
30-Apr-97           $11,672           $12,006           $11,850
31-May-97           $13,053           $13,476           $13,168
30-Jun-97           $13,683           $14,173           $13,733
31-Jul-97           $14,606           $14,981           $14,371
31-Aug-97           $14,882           $15,318           $14,701
30-Sep-97           $15,995           $16,520           $15,777
31-Oct-97           $15,296           $15,799           $15,084
30-Nov-97           $15,140           $15,655           $14,986
31-Dec-97           $15,474           $15,983           $15,248
31-Jan-98           $15,093           $15,731           $15,007
28-Feb-98           $16,288           $17,032           $16,116
31-Mar-98           $17,006           $17,800           $16,780
30-Apr-98           $17,093           $17,922           $16,873
31-May-98           $16,063           $16,868           $15,963
30-Jun-98           $16,088           $16,916           $15,997
31-Jul-98           $14,825           $15,615           $14,701
31-Aug-98           $11,932           $12,604           $11,846
30-Sep-98           $12,720           $13,395           $12,774
31-Oct-98           $13,326           $14,030           $13,295
30-Nov-98           $14,028           $14,757           $13,991
31-Dec-98           $14,921           $15,718           $14,857
31-Jan-99           $14,949           $15,786           $15,055
28-Feb-99           $13,700           $14,466           $13,836
31-Mar-99           $13,892           $14,743           $14,051
30-Apr-99           $14,985           $16,092           $15,310
31-May-99           $15,252           $16,373           $15,534
30-Jun-99           $16,096           $17,446           $16,236
31-Jul-99           $16,014           $17,309           $15,791
31-Aug-99           $15,536           $16,821           $15,207
30-Sep-99           $15,692           $16,964           $15,210
31-Oct-99           $15,986           $17,244           $15,272
30-Nov-99           $16,978           $18,321           $16,184
31-Dec-99           $18,531           $20,067           $18,016
31-Jan-00           $17,832           $19,316           $17,726
29-Feb-00           $20,196           $21,843           $20,653
31-Mar-00           $19,580           $21,271           $19,292
30-Apr-00           $18,613           $20,243           $18,130
31-May-00           $17,738           $19,261           $17,073
30-Jun-00           $19,240           $20,870           $18,562
31-Jul-00           $18,476           $20,060           $17,964
31-Aug-00           $20,334           $22,075           $19,335
30-Sep-00           $19,718           $21,403           $18,767
31-Oct-00           $19,377           $21,011           $17,930
30-Nov-00           $17,519           $19,010           $16,088
31-Dec-00           $19,223           $20,852           $17,470
31-Jan-01           $19,537           $21,133           $18,380
28-Feb-01           $18,061           $19,539           $17,175
31-Mar-01           $17,244           $18,656           $16,335
30-Apr-01           $18,626           $20,168           $17,612
31-May-01           $19,129           $20,709           $18,046
30-Jun-01           $19,977           $21,636           $18,668
31-Jul-01           $19,076           $20,674           $17,658
31-Aug-01           $18,542           $20,088           $17,088
30-Sep-01           $15,924           $17,258           $14,788
31-Oct-01           $16,731           $18,122           $15,653
30-Nov-01           $17,956           $19,459           $16,864
31-Dec-01           $19,050           $20,631           $17,905
31-Jan-02           $18,365           $19,864           $17,719
28-Feb-02           $17,711           $19,157           $17,233
31-Mar-02           $19,246           $20,829           $18,619
30-Apr-02           $19,148           $20,717           $18,788
31-May-02           $18,266           $19,769           $17,954
30-Jun-02           $17,308           $18,730           $17,063
31-Jul-02           $14,946           $16,166           $14,487
31-Aug-02           $15,022           $16,261           $14,451
30-Sep-02           $14,053           $15,210           $13,413
31-Oct-02           $14,445           $15,633           $13,844
30-Nov-02           $15,556           $16,836           $15,079
31-Dec-02           $14,770           $16,004           $14,239
31-Jan-03           $14,078           $15,213           $13,844
28-Feb-03           $13,605           $14,717           $13,426
31-Mar-03           $13,770           $14,900           $13,599
30-Apr-03           $15,200           $16,461           $14,889
31-May-03           $16,838           $18,229           $16,486
30-Jun-03           $17,135           $18,558           $16,785
31-Jul-03           $18,026           $19,537           $17,835
31-Aug-03           $18,906           $20,493           $18,652
30-Sep-03           $18,510           $20,071           $18,307
31-Oct-03           $20,039           $21,731           $19,845
30-Nov-03           $20,742           $22,500           $20,549
31-Dec-03           $21,176           $22,989           $20,966
31-Jan-04           $21,773           $23,621           $21,876
29-Feb-04           $21,863           $23,717           $22,073
31-Mar-04           $21,951           $23,822           $22,279
30-Apr-04           $20,855           $22,635           $21,142
31-May-04           $21,187           $23,010           $21,478
30-Jun-04           $22,183           $24,098           $22,383
31-Jul-04           $20,701           $22,502           $20,876
31-Aug-04           $20,546           $22,335           $20,770
30-Sep-04           $21,608           $23,504           $21,744
31-Oct-04           $22,039           $23,988           $22,172
30-Nov-04           $23,931           $26,051           $24,095
31-Dec-04           $24,664           $26,838           $24,808
31-Jan-05           $23,717           $25,832           $23,773
28-Feb-05           $24,173           $26,332           $24,175
31-Mar-05           $23,483           $25,543           $23,484
30-Apr-05           $22,170           $24,153           $22,138
31-May-05           $23,695           $25,832           $23,588
30-Jun-05           $24,496           $26,705           $24,499
31-Jul-05           $25,998           $28,357           $26,052
31-Aug-05           $25,498           $27,814           $25,570
30-Sep-05           $25,621           $27,943           $25,649
31-Oct-05           $24,830           $27,069           $24,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:
                              SELECT            Benchmark:
                              SHARES              SCHWAB            Fund Category:
                          Ticker Symbol:        SMALL-CAP             MORNINGSTAR
                              SWSSX              INDEX(R)           SMALL-CAP BLEND
1 YEAR                        12.86%              12.85%                13.72%
5 YEARS                        5.23%               5.20%                 9.75%
SINCE INCEPTION: 5/19/97       8.60%               9.17%                10.34%

                                                  1 YEAR                        5 YEARS                    SINCE INCEPTION

                                           Fund:          Fund            Fund:          Fund            Fund:          Fund
                                          SELECT        Category:        SELECT        Category:        SELECT        Category:
                                          SHARES       MORNINGSTAR       SHARES       MORNINGSTAR       SHARES       MORNINGSTAR
                                      Ticker Symbol:    SMALL-CAP     Ticker Symbol:   SMALL-CAP     Ticker Symbol:   SMALL-CAP
TOTAL RETURNS AFTER TAX                   SWSSX           BLEND          SWSSX           BLEND          SWSSX           BLEND
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        12.73%          10.95%          4.13%          8.39%           7.72%           n/a
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        8.52%           8.84%          3.88%          7.76%           7.07%           n/a
--------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$100,425  SELECT SHARES

$104,935  SCHWAB SMALL-CAP INDEX(R)

$ 98,073  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                           SCHWAB     RUSSELL
              SELECT     SMALL-CAP    2000(R)
              SHARES      INDEX(R)     INDEX
19-May-97     $50,000     $50,000      $50,000
31-May-97     $52,170     $52,242      $51,960
30-Jun-97     $54,690     $54,942      $54,189
31-Jul-97     $58,415     $58,075      $56,709
31-Aug-97     $59,485     $59,380      $58,008
30-Sep-97     $63,965     $64,039      $62,254
31-Oct-97     $61,205     $61,244      $59,521
30-Nov-97     $60,550     $60,687      $59,134
31-Dec-97     $61,920     $61,958      $60,169
31-Jan-98     $60,400     $60,983      $59,218
28-Feb-98     $65,175     $66,026      $63,594
31-Mar-98     $68,050     $69,002      $66,214
30-Apr-98     $68,430     $69,473      $66,578
31-May-98     $64,310     $65,391      $62,990
30-Jun-98     $64,415     $65,575      $63,122
31-Jul-98     $59,360     $60,531      $58,009
31-Aug-98     $47,790     $48,861      $46,744
30-Sep-98     $50,945     $51,924      $50,404
31-Oct-98     $53,365     $54,386      $52,460
30-Nov-98     $56,170     $57,207      $55,209
31-Dec-98     $59,775     $60,929      $58,627
31-Jan-99     $59,925     $61,193      $59,407
28-Feb-99     $54,925     $56,079      $54,595
31-Mar-99     $55,660     $57,152      $55,446
30-Apr-99     $60,070     $62,380      $60,414
31-May-99     $61,140     $63,470      $61,296
30-Jun-99     $64,555     $67,629      $64,067
31-Jul-99     $64,225     $67,099      $62,311
31-Aug-99     $62,315     $65,206      $60,006
30-Sep-99     $62,940     $65,762      $60,018
31-Oct-99     $64,115     $66,846      $60,264
30-Nov-99     $68,125     $71,021      $63,862
31-Dec-99     $74,390     $77,788      $71,091
31-Jan-00     $71,585     $74,879      $69,946
29-Feb-00     $81,065     $84,677      $81,495
31-Mar-00     $78,595     $82,458      $76,124
30-Apr-00     $74,755     $78,471      $71,541
31-May-00     $71,250     $74,666      $67,371
30-Jun-00     $77,265     $80,904      $73,245
31-Jul-00     $74,205     $77,761      $70,887
31-Aug-00     $81,655     $85,575      $76,295
30-Sep-00     $79,185     $82,968      $74,052
31-Oct-00     $77,820     $81,448      $70,749
30-Nov-00     $70,405     $73,694      $63,484
31-Dec-00     $77,230     $80,834      $68,937
31-Jan-01     $78,490     $81,923      $72,528
28-Feb-01     $72,565     $75,742      $67,770
31-Mar-01     $69,285     $72,319      $64,457
30-Apr-01     $74,875     $78,181      $69,497
31-May-01     $76,850     $80,277      $71,207
30-Jun-01     $80,300     $83,871      $73,663
31-Jul-01     $76,685     $80,145      $69,678
31-Aug-01     $74,540     $77,873      $67,427
30-Sep-01     $64,030     $66,902      $58,352
31-Oct-01     $67,265     $70,251      $61,765
30-Nov-01     $72,230     $75,432      $66,546
31-Dec-01     $76,610     $79,977      $70,652
31-Jan-02     $73,855     $77,001      $69,917
28-Feb-02     $71,230     $74,261      $68,001
31-Mar-02     $77,400     $80,744      $73,469
30-Apr-02     $77,005     $80,311      $74,137
31-May-02     $73,505     $76,636      $70,846
30-Jun-02     $69,655     $72,606      $67,332
31-Jul-02     $60,160     $62,669      $57,165
31-Aug-02     $60,465     $63,034      $57,022
30-Sep-02     $56,530     $58,961      $52,927
31-Oct-02     $58,105     $60,603      $54,626
30-Nov-02     $62,610     $65,263      $59,499
31-Dec-02     $59,485     $62,041      $56,185
31-Jan-03     $56,655     $58,974      $54,629
28-Feb-03     $54,795     $57,049      $52,979
31-Mar-03     $55,460     $57,761      $53,662
30-Apr-03     $61,255     $63,810      $58,749
31-May-03     $67,805     $70,666      $65,053
30-Jun-03     $69,000     $71,940      $66,231
31-Jul-03     $72,630     $75,736      $70,377
31-Aug-03     $76,170     $79,443      $73,600
30-Sep-03     $74,625     $77,805      $72,238
31-Oct-03     $80,775     $84,240      $78,307
30-Nov-03     $83,610     $87,223      $81,086
31-Dec-03     $85,415     $89,118      $82,732
31-Jan-04     $87,820     $91,568      $86,323
29-Feb-04     $88,180     $91,940      $87,100
31-Mar-04     $88,535     $92,345      $87,910
30-Apr-04     $84,120     $87,745      $83,427
31-May-04     $85,505     $89,198      $84,753
30-Jun-04     $89,515     $93,417      $88,321
31-Jul-04     $83,545     $87,229      $82,377
31-Aug-04     $82,920     $86,580      $81,957
30-Sep-04     $87,245     $91,115      $85,801
31-Oct-04     $88,980     $92,989      $87,491
30-Nov-04     $96,650    $100,989      $95,077
31-Dec-04     $99,570    $104,038      $97,891
31-Jan-05     $95,800    $100,139      $93,809
28-Feb-05     $97,640    $102,076      $95,394
31-Mar-05     $94,855     $99,019      $92,666
30-Apr-05     $89,555     $93,628      $87,356
31-May-05     $95,800    $100,138      $93,078
30-Jun-05     $99,035    $103,523      $96,671
31-Jul-05    $105,095    $109,926     $102,800
31-Aug-05    $103,120    $107,823     $100,898
30-Sep-05    $103,570    $108,323     $101,211
31-Oct-05    $100,425    $104,935      $98,073

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                    INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      / /       / /
 Medium          / /      / /       / /
 Small           / /      /X/       / /

STATISTICS

NUMBER OF HOLDINGS                                                         1,027
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,310
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 28.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     40%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   VINTAGE PETROLEUM, INC.                                            0.3%
--------------------------------------------------------------------------------
(2)   CIMAREX ENERGY CO.                                                 0.3%
--------------------------------------------------------------------------------
(3)   CERNER CORP.                                                       0.3%
--------------------------------------------------------------------------------
(4)   TODCO, Class A                                                     0.3%
--------------------------------------------------------------------------------
(5)   INTUITIVE SURGICAL, INC.                                           0.3%
--------------------------------------------------------------------------------
(6)   PROTEIN DESIGN LABS, INC.                                          0.3%
--------------------------------------------------------------------------------
(7)   GAMESTOP CORP., Class A                                            0.2%
--------------------------------------------------------------------------------
(8)   RANGE RESOURCES CORP.                                              0.2%
--------------------------------------------------------------------------------
(9)   ADTRAN, INC.                                                       0.2%
--------------------------------------------------------------------------------
(10)  SALESFORCE.COM, INC.                                               0.2%
--------------------------------------------------------------------------------
      TOTAL                                                              2.6%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.8%  FINANCIALS
16.8%  INFORMATION TECHNOLOGY
16.1%  CONSUMER DISCRETIONARY
14.0%  INDUSTRIALS
11.4%  HEALTH CARE
 7.7%  ENERGY
 4.5%  MATERIALS
 2.9%  UTILITIES
 2.7%  CONSUMER STAPLES
 1.2%  TELECOMMUNICATION
       SERVICES
 0.9%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:         Benchmark:
                             INVESTOR        DOW JONES     Fund Category:
                              SHARES       WILSHIRE 5000     MORNINGSTAR
                           Ticker Symbol:    COMPOSITE       LARGE-CAP
                              SWTIX          INDEX(SM)         BLEND
1 YEAR                         10.45%          10.77%           9.53%
5 YEARS 2                      -0.59%          -0.45%          -1.41%
SINCE INCEPTION: 6/1/99 2       1.44%           1.55%           0.81%

                                                    1 YEAR                        5 YEARS                       10 YEARS

                                             Fund:                          Fund:                          Fund:
                                           INVESTOR     Fund Category:    INVESTOR     Fund Category:    INVESTOR     Fund Category:
                                            SHARES        MORNINGSTAR      SHARES        MORNINGSTAR      SHARES        MORNINGSTAR
                                         Ticker Symbol:   LARGE-CAP     Ticker Symbol:   LARGE-CAP     Ticker Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX                     SWTIX           BLEND          SWTIX           BLEND          SWTIX           BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         10.25%          7.38%         -0.87%          -2.22%          1.19%           n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         7.05%          5.25%         -0.65%          -1.62%          1.09%           n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,963  INVESTOR SHARES

$11,042  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                   DOW JONES
                                 WILSHIRE 5000
             INVESTOR SHARES  COMPOSITE INDEX(SM)
01-Jun-99        $10,000            $10,000
30-Jun-99        $10,515            $10,518
31-Jul-99        $10,165            $10,180
31-Aug-99        $10,070            $10,086
30-Sep-99         $9,820             $9,822
31-Oct-99        $10,435            $10,447
30-Nov-99        $10,790            $10,797
31-Dec-99        $11,605            $11,617
31-Jan-00        $11,108            $11,135
29-Feb-00        $11,374            $11,384
31-Mar-00        $12,022            $12,060
30-Apr-00        $11,399            $11,432
31-May-00        $11,012            $11,033
30-Jun-00        $11,484            $11,519
31-Jul-00        $11,258            $11,284
31-Aug-00        $12,077            $12,104
30-Sep-00        $11,520            $11,538
31-Oct-00        $11,294            $11,294
30-Nov-00        $10,179            $10,170
31-Dec-00        $10,371            $10,351
31-Jan-01        $10,746            $10,748
28-Feb-01         $9,724             $9,729
31-Mar-01         $9,066             $9,074
30-Apr-01         $9,815             $9,821
31-May-01         $9,911             $9,919
30-Jun-01         $9,754             $9,752
31-Jul-01         $9,587             $9,591
31-Aug-01         $9,010             $9,011
30-Sep-01         $8,206             $8,202
31-Oct-01         $8,408             $8,410
30-Nov-01         $9,046             $9,054
31-Dec-01         $9,211             $9,217
31-Jan-02         $9,093             $9,102
28-Feb-02         $8,915             $8,915
31-Mar-02         $9,308             $9,305
30-Apr-02         $8,874             $8,851
31-May-02         $8,766             $8,747
30-Jun-02         $8,169             $8,132
31-Jul-02         $7,516             $7,476
31-Aug-02         $7,567             $7,520
30-Sep-02         $6,816             $6,765
31-Oct-02         $7,327             $7,283
30-Nov-02         $7,740             $7,722
31-Dec-02         $7,320             $7,294
31-Jan-03         $7,139             $7,111
28-Feb-03         $7,010             $6,990
31-Mar-03         $7,098             $7,069
30-Apr-03         $7,656             $7,649
31-May-03         $8,105             $8,116
30-Jun-03         $8,229             $8,237
31-Jul-03         $8,415             $8,435
31-Aug-03         $8,611             $8,637
30-Sep-03         $8,513             $8,542
31-Oct-03         $9,030             $9,064
30-Nov-03         $9,164             $9,190
31-Dec-03         $9,566             $9,603
31-Jan-04         $9,769             $9,817
29-Feb-04         $9,910             $9,961
31-Mar-04         $9,811             $9,854
30-Apr-04         $9,603             $9,644
31-May-04         $9,733             $9,777
30-Jun-04         $9,936             $9,981
31-Jul-04         $9,571             $9,599
31-Aug-04         $9,603             $9,631
30-Sep-04         $9,764             $9,802
31-Oct-04         $9,926             $9,970
30-Nov-04        $10,379            $10,437
31-Dec-04        $10,747            $10,815
31-Jan-05        $10,467            $10,528
28-Feb-05        $10,684            $10,747
31-Mar-05        $10,504            $10,556
30-Apr-05        $10,272            $10,318
31-May-05        $10,662            $10,720
30-Jun-05        $10,752            $10,817
31-Jul-05        $11,185            $11,270
31-Aug-05        $11,074            $11,160
30-Sep-05        $11,148            $11,238
31-Oct-05        $10,963            $11,042

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 Fund:            Benchmark:
                                 SELECT           DOW JONES
                                 SHARES         WILSHIRE 5000     Fund Category:
                             Ticker Symbol:       COMPOSITE        MORNINGSTAR
                                 SWTSX            INDEX(SM)      LARGE-CAP BLEND
1 YEAR                           10.63%            10.77%              9.53%
5 YEARS                          -0.43%            -0.45%             -1.41%
SINCE INCEPTION: 6/1/99           1.59%             1.55%              0.81%

                                                    1 YEAR                         5 YEARS                       10 YEARS

                                          Fund:                          Fund:                          Fund:
                                          SELECT                         SELECT                         SELECT
                                          SHARES       Fund Category:    SHARES      Fund Category:     SHARES      Fund Category:
                                          Ticker        MORNINGSTAR      Ticker       MORNINGSTAR       Ticker       MORNINGSTAR
                                          Symbol:        LARGE-CAP       Symbol:       LARGE-CAP        Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWTSX           BLEND          SWTSX          BLEND           SWTSX          BLEND
----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        10.40%          7.38%          -0.75%         -2.22%           1.31%           n/a
----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        7.20%          5.25%          -0.54%         -1.62%           1.20%           n/a
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$55,345  SELECT SHARES

$55,211  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                 DOW JONES
                               WILSHIRE 5000
                                 COMPOSITE
              SELECT SHARES      INDEX(SM)
01-Jun-99        $50,000          $50,000
30-Jun-99        $52,600          $52,590
31-Jul-99        $50,850          $50,902
31-Aug-99        $50,350          $50,428
30-Sep-99        $49,125          $49,112
31-Oct-99        $52,225          $52,236
30-Nov-99        $53,975          $53,986
31-Dec-99        $58,065          $58,083
31-Jan-00        $55,605          $55,673
29-Feb-00        $56,935          $56,920
31-Mar-00        $60,150          $60,301
30-Apr-00        $57,060          $57,159
31-May-00        $55,130          $55,164
30-Jun-00        $57,515          $57,597
31-Jul-00        $56,385          $56,422
31-Aug-00        $60,480          $60,518
30-Sep-00        $57,715          $57,692
31-Oct-00        $56,560          $56,469
30-Nov-00        $51,010          $50,850
31-Dec-00        $51,975          $51,755
31-Jan-01        $53,850          $53,738
28-Feb-01        $48,730          $48,643
31-Mar-01        $45,435          $45,370
30-Apr-01        $49,185          $49,104
31-May-01        $49,695          $49,595
30-Jun-01        $48,910          $48,761
31-Jul-01        $48,070          $47,957
31-Aug-01        $45,185          $45,055
30-Sep-01        $41,155          $41,009
31-Oct-01        $42,190          $42,051
30-Nov-01        $45,385          $45,268
31-Dec-01        $46,210          $46,083
31-Jan-02        $45,645          $45,511
28-Feb-02        $44,725          $44,574
31-Mar-02        $46,720          $46,526
30-Apr-02        $44,520          $44,256
31-May-02        $44,010          $43,734
30-Jun-02        $41,015          $40,659
31-Jul-02        $37,735          $37,378
31-Aug-02        $37,990          $37,598
30-Sep-02        $34,230          $33,827
31-Oct-02        $36,790          $36,415
30-Nov-02        $38,860          $38,611
31-Dec-02        $36,775          $36,472
31-Jan-03        $35,865          $35,553
28-Feb-03        $35,245          $34,952
31-Mar-03        $35,660          $35,347
30-Apr-03        $38,485          $38,245
31-May-03        $40,740          $40,582
30-Jun-03        $41,365          $41,183
31-Jul-03        $42,325          $42,175
31-Aug-03        $43,310          $43,187
30-Sep-03        $42,815          $42,708
31-Oct-03        $45,435          $45,318
30-Nov-03        $46,110          $45,952
31-Dec-03        $48,165          $48,015
31-Jan-04        $49,160          $49,086
29-Feb-04        $49,895          $49,803
31-Mar-04        $49,395          $49,270
30-Apr-04        $48,345          $48,220
31-May-04        $49,030          $48,886
30-Jun-04        $50,050          $49,903
31-Jul-04        $48,215          $47,996
31-Aug-04        $48,375          $48,155
30-Sep-04        $49,185          $49,012
31-Oct-04        $50,050          $49,850
30-Nov-04        $52,330          $52,183
31-Dec-04        $54,175          $54,077
31-Jan-05        $52,790          $52,639
28-Feb-05        $53,880          $53,734
31-Mar-05        $52,950          $52,782
30-Apr-05        $51,810          $51,590
31-May-05        $53,800          $53,602
30-Jun-05        $54,225          $54,084
31-Jul-05        $56,430          $56,350
31-Aug-05        $55,875          $55,798
30-Sep-05        $56,275          $56,188
31-Oct-05        $55,345          $55,211

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
  Large          / /      /X/       / /
  Medium         / /      / /       / /
  Small          / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,782
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $71,118
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   EXXON MOBIL CORP.                                                   2.5%
--------------------------------------------------------------------------------
(2)   GENERAL ELECTRIC CO.                                                2.4%
--------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                     1.9%
--------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                     1.6%
--------------------------------------------------------------------------------
(5)   PROCTER & GAMBLE CO.                                                1.3%
--------------------------------------------------------------------------------
(6)   JOHNSON & JOHNSON                                                   1.3%
--------------------------------------------------------------------------------
(7)   BANK OF AMERICA CORP.                                               1.2%
--------------------------------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.                                  1.1%
--------------------------------------------------------------------------------
(9)   PFIZER, INC.                                                        1.1%
--------------------------------------------------------------------------------
(10)  WAL-MART STORES, INC.                                               1.1%
--------------------------------------------------------------------------------
      TOTAL                                                              15.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.7%  FINANCIALS
15.4%  INFORMATION TECHNOLOGY
12.7%  HEALTH CARE
12.6%  CONSUMER DISCRETIONARY
10.6%  INDUSTRIALS
 8.9%  CONSUMER STAPLES
 8.8%  ENERGY
 3.3%  UTILITIES
 3.1%  MATERIALS
 2.6%  TELECOMMUNICATION SERVICES
 0.3%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

               Fund:
             INVESTOR                       Fund Category:
              SHARES       Benchmark:        MORNINGSTAR
              Ticker         SCHWAB            FOREIGN
              Symbol:     INTERNATIONAL       LARGE-CAP
               SWINX         INDEX(R)           BLEND
1 YEAR         17.30         17.77              17.76
5 YEARS         1.60          2.15               1.24
10 YEARS        5.80          6.35               6.11

                                                    1 YEAR                         5 YEARS                       10 YEARS

                                           Fund:                          Fund:                          Fund:
                                         INVESTOR                       INVESTOR                       INVESTOR
                                          SHARES       Fund Category:    SHARES       Fund Category:    SHARES       Fund Category:
                                          Ticker        MORNINGSTAR      Ticker        MORNINGSTAR      Ticker        MORNINGSTAR
                                          Symbol:        LARGE-CAP       Symbol:        LARGE-CAP       Symbol:        LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWINX           BLEND          SWINX           BLEND          SWINX           BLEND
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         16.89%         15.37%          1.22%          0.30%           5.44%          4.68%
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        11.51%         10.38%          1.19%          0.52%           4.90%          4.55%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$17,574  INVESTOR SHARES

$18,522  SCHWAB INTERNATIONAL INDEX(R)

$17,588  MSCI EAFE(R) INDEX

[LINE GRAPH]

                           SCHWAB
             INVESTOR   INTERNATIONAL   MSCI EAFE(R)
              SHARES       INDEX(R)        INDEX
31-Oct-95     $10,000      $10,000        $10,000
30-Nov-95     $10,216      $10,280        $10,278
31-Dec-95     $10,580      $10,677        $10,692
31-Jan-96     $10,608      $10,712        $10,736
29-Feb-96     $10,626      $10,732        $10,773
31-Mar-96     $10,808      $10,932        $11,001
30-Apr-96     $11,071      $11,190        $11,321
31-May-96     $10,952      $11,058        $11,113
30-Jun-96     $11,035      $11,134        $11,175
31-Jul-96     $10,725      $10,845        $10,849
31-Aug-96     $10,826      $10,940        $10,873
30-Sep-96     $11,126      $11,262        $11,162
31-Oct-96     $11,107      $11,224        $11,048
30-Nov-96     $11,606      $11,744        $11,488
31-Dec-96     $11,545      $11,641        $11,339
31-Jan-97     $11,168      $11,254        $10,943
28-Feb-97     $11,333      $11,442        $11,122
31-Mar-97     $11,426      $11,519        $11,162
30-Apr-97     $11,508      $11,643        $11,221
31-May-97     $12,356      $12,497        $11,952
30-Jun-97     $13,046      $13,227        $12,610
31-Jul-97     $13,442      $13,585        $12,815
31-Aug-97     $12,466      $12,605        $11,857
30-Sep-97     $13,322      $13,396        $12,521
31-Oct-97     $12,254      $12,311        $11,558
30-Nov-97     $12,245      $12,263        $11,440
31-Dec-97     $12,389      $12,436        $11,540
31-Jan-98     $12,845      $12,940        $12,067
28-Feb-98     $13,591      $13,722        $12,842
31-Mar-98     $13,944      $14,081        $13,238
30-Apr-98     $14,038      $14,177        $13,342
31-May-98     $14,038      $14,143        $13,277
30-Jun-98     $14,159      $14,235        $13,378
31-Jul-98     $14,196      $14,326        $13,513
31-Aug-98     $12,445      $12,521        $11,839
30-Sep-98     $12,045      $12,111        $11,475
31-Oct-98     $13,236      $13,380        $12,671
30-Nov-98     $13,917      $14,133        $13,320
31-Dec-98     $14,352      $14,597        $13,846
31-Jan-99     $14,305      $14,518        $13,804
28-Feb-99     $13,986      $14,232        $13,476
31-Mar-99     $14,615      $14,885        $14,038
30-Apr-99     $15,208      $15,526        $14,606
31-May-99     $14,465      $14,743        $13,854
30-Jun-99     $15,019      $15,344        $14,394
31-Jul-99     $15,565      $15,914        $14,822
31-Aug-99     $15,705      $16,063        $14,877
30-Sep-99     $15,997      $16,337        $15,027
31-Oct-99     $16,852      $17,207        $15,590
30-Nov-99     $17,622      $17,955        $16,131
31-Dec-99     $19,177      $19,532        $17,580
31-Jan-00     $17,670      $18,114        $16,464
29-Feb-00     $17,917      $18,407        $16,906
31-Mar-00     $18,958      $19,452        $17,562
30-Apr-00     $17,935      $18,400        $16,639
31-May-00     $17,424      $17,860        $16,233
30-Jun-00     $18,077      $18,527        $16,867
31-Jul-00     $17,377      $17,809        $16,161
31-Aug-00     $17,690      $18,122        $16,301
30-Sep-00     $16,770      $17,185        $15,507
31-Oct-00     $16,230      $16,650        $15,141
30-Nov-00     $15,491      $15,900        $14,573
31-Dec-00     $15,803      $16,235        $15,091
31-Jan-01     $15,937      $16,408        $15,095
28-Feb-01     $14,571      $14,984        $13,966
31-Mar-01     $13,591      $13,947        $13,018
30-Apr-01     $14,524      $14,908        $13,912
31-May-01     $14,004      $14,351        $13,397
30-Jun-01     $13,408      $13,738        $12,847
31-Jul-01     $13,071      $13,406        $12,624
31-Aug-01     $12,696      $13,031        $12,332
30-Sep-01     $11,552      $11,851        $11,082
31-Oct-01     $11,754      $12,078        $11,366
30-Nov-01     $12,119      $12,456        $11,786
31-Dec-01     $12,209      $12,540        $11,855
31-Jan-02     $11,577      $11,887        $11,226
28-Feb-02     $11,665      $11,989        $11,304
31-Mar-02     $12,306      $12,621        $11,916
30-Apr-02     $12,345      $12,726        $11,994
31-May-02     $12,511      $12,905        $12,147
30-Jun-02     $12,005      $12,383        $11,663
31-Jul-02     $10,828      $11,175        $10,512
31-Aug-02     $10,799      $11,151        $10,488
30-Sep-02      $9,631       $9,947         $9,361
31-Oct-02     $10,186      $10,539         $9,864
30-Nov-02     $10,613      $11,004        $10,312
31-Dec-02     $10,300      $10,653         $9,966
31-Jan-03      $9,853      $10,205         $9,550
28-Feb-03      $9,655       $9,996         $9,331
31-Mar-03      $9,456       $9,799         $9,148
30-Apr-03     $10,350      $10,762        $10,045
31-May-03     $10,975      $11,407        $10,654
30-Jun-03     $11,234      $11,678        $10,911
31-Jul-03     $11,462      $11,943        $11,176
31-Aug-03     $11,642      $12,146        $11,445
30-Sep-03     $11,959      $12,485        $11,797
31-Oct-03     $12,654      $13,232        $12,532
30-Nov-03     $12,993      $13,584        $12,811
31-Dec-03     $14,022      $14,678        $13,811
31-Jan-04     $14,133      $14,804        $14,006
29-Feb-04     $14,447      $15,128        $14,329
31-Mar-04     $14,406      $15,075        $14,410
30-Apr-04     $14,124      $14,779        $14,084
31-May-04     $14,184      $14,862        $14,132
30-Jun-04     $14,447      $15,135        $14,441
31-Jul-04     $14,083      $14,747        $13,972
31-Aug-04     $14,093      $14,762        $14,033
30-Sep-04     $14,488      $15,184        $14,400
31-Oct-04     $14,982      $15,727        $14,891
30-Nov-04     $15,913      $16,709        $15,908
31-Dec-04     $16,575      $17,402        $16,606
31-Jan-05     $16,164      $16,991        $16,302
28-Feb-05     $16,885      $17,766        $17,006
31-Mar-05     $16,524      $17,382        $16,580
30-Apr-05     $16,195      $16,965        $16,190
31-May-05     $16,153      $16,987        $16,198
30-Jun-05     $16,349      $17,246        $16,414
31-Jul-05     $16,874      $17,776        $16,917
31-Aug-05     $17,471      $18,327        $17,345
30-Sep-05     $18,016      $19,016        $18,117
31-Oct-05     $17,574      $18,522        $17,588

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                             Fund:
                            SELECT                      Fund Category:
                            SHARES      Benchmark:       MORNINGSTAR
                            Ticker        SCHWAB           FOREIGN
                            Symbol:   INTERNATIONAL       LARGE-CAP
                            SWISX        INDEX(R)           BLEND
1 Year                       17.56        17.77             17.76
5 Years                       1.76         2.15              1.24
Since Inception: 5/19/97      4.24         4.58              4.14

                                                   1 YEAR                         5 YEARS                  SINCE INCEPTION

                                           Fund:                          Fund:                          Fund:
                                          SELECT                         SELECT                         SELECT
                                          SHARES      Fund Category:     SHARES      Fund Category:     SHARES      Fund Category:
                                          Ticker       MORNINGSTAR       Ticker       MORNINGSTAR       Ticker       MORNINGSTAR
                                          Symbol:       LARGE-CAP        Symbol:       LARGE-CAP        Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                   SWISX           BLEND          SWISX           BLEND          SWISX           BLEND
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        17.11%          15.37%           1.34          0.30            3.87           n/a
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       11.70%          10.38%           1.29          0.52            3.48           n/a
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $50,000 Investment 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$71,050  SELECT SHARES

$73,041  SCHWAB INTERNATIONAL INDEX(R)

$72,474  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                SCHWAB
                 SELECT      INTERNATIONAL   MSCI-EAFE(R)
                 SHARES        INDEX(R)         INDEX
19-May-97        $50,000        $50,000        $50,000
31-May-97        $49,375        $49,283        $49,248
30-Jun-97        $52,170        $52,161        $51,961
31-Jul-97        $53,755        $53,571        $52,803
31-Aug-97        $49,815        $49,706        $48,859
30-Sep-97        $53,240        $52,827        $51,595
31-Oct-97        $49,005        $48,550        $47,627
30-Nov-97        $48,970        $48,360        $47,141
31-Dec-97        $49,580        $49,042        $47,551
31-Jan-98        $51,405        $51,027        $49,725
28-Feb-98        $54,385        $54,111        $52,917
31-Mar-98        $55,800        $55,529        $54,547
30-Apr-98        $56,175        $55,905        $54,978
31-May-98        $56,175        $55,770        $54,708
30-Jun-98        $56,655        $56,133        $55,124
31-Jul-98        $56,845        $56,493        $55,681
31-Aug-98        $49,840        $49,376        $48,782
30-Sep-98        $48,240        $47,757        $47,284
31-Oct-98        $53,005        $52,763        $52,211
30-Nov-98        $55,725        $55,732        $54,885
31-Dec-98        $57,490        $57,561        $57,053
31-Jan-99        $57,305        $57,252        $56,881
28-Feb-99        $56,025        $56,122        $55,528
31-Mar-99        $58,585        $58,699        $57,843
30-Apr-99        $60,955        $61,225        $60,186
31-May-99        $57,980        $58,137        $57,086
30-Jun-99        $60,200        $60,507        $59,313
31-Jul-99        $62,385        $62,757        $61,074
31-Aug-99        $62,950        $63,342        $61,300
30-Sep-99        $64,115        $64,425        $61,919
31-Oct-99        $67,575        $67,857        $64,241
30-Nov-99        $70,660        $70,806        $66,470
31-Dec-99        $76,920        $77,025        $72,439
31-Jan-00        $70,880        $71,433        $67,839
29-Feb-00        $71,870        $72,588        $69,664
31-Mar-00        $76,050        $76,708        $72,367
30-Apr-00        $71,905        $72,561        $68,561
31-May-00        $69,895        $70,431        $66,888
30-Jun-00        $72,515        $73,058        $69,503
31-Jul-00        $69,740        $70,228        $66,591
31-Aug-00        $70,995        $71,462        $67,169
30-Sep-00        $67,310        $67,769        $63,898
31-Oct-00        $65,110        $65,658        $62,390
30-Nov-00        $62,185        $62,703        $60,050
31-Dec-00        $63,455        $64,024        $62,182
31-Jan-01        $63,955        $64,706        $62,201
28-Feb-01        $58,470        $59,090        $57,548
31-Mar-01        $54,570        $55,001        $53,641
30-Apr-01        $58,315        $58,788        $57,326
31-May-01        $56,230        $56,592        $55,205
30-Jun-01        $53,835        $54,175        $52,936
31-Jul-01        $52,485        $52,866        $52,020
31-Aug-01        $51,015        $51,386        $50,813
30-Sep-01        $46,385        $46,733        $45,666
31-Oct-01        $47,235        $47,628        $46,835
30-Nov-01        $48,700        $49,119        $48,563
31-Dec-01        $49,040        $49,452        $48,850
31-Jan-02        $46,540        $46,876        $46,256
28-Feb-02        $46,890        $47,279        $46,579
31-Mar-02        $49,430        $49,771        $49,099
30-Apr-02        $49,590        $50,183        $49,423
31-May-02        $50,255        $50,891        $50,051
30-Jun-02        $48,220        $48,833        $48,059
31-Jul-02        $43,525        $44,067        $43,316
31-Aug-02        $43,410        $43,973        $43,216
30-Sep-02        $38,715        $39,225        $38,575
31-Oct-02        $40,945        $41,560        $40,646
30-Nov-02        $42,665        $43,395        $42,491
31-Dec-02        $41,385        $42,009        $41,064
31-Jan-03        $39,625        $40,243        $39,351
28-Feb-03        $38,825        $39,419        $38,450
31-Mar-03        $38,025        $38,642        $37,697
30-Apr-03        $41,625        $42,438        $41,391
31-May-03        $44,140        $44,981        $43,899
30-Jun-03        $45,180        $46,051        $44,961
31-Jul-03        $46,140        $47,098        $46,050
31-Aug-03        $46,860        $47,898        $47,159
30-Sep-03        $48,140        $49,233        $48,612
31-Oct-03        $50,980        $52,179        $51,640
30-Nov-03        $52,300        $53,566        $52,787
31-Dec-03        $56,485        $57,881        $56,909
31-Jan-04        $56,935        $58,377        $57,712
29-Feb-04        $58,195        $59,655        $59,045
31-Mar-04        $58,035        $59,446        $59,376
30-Apr-04        $56,935        $58,279        $58,034
31-May-04        $57,180        $58,609        $58,231
30-Jun-04        $58,240        $59,684        $59,506
31-Jul-04        $56,770        $58,155        $57,572
31-Aug-04        $56,810        $58,214        $57,826
30-Sep-04        $58,400        $59,877        $59,335
31-Oct-04        $60,440        $62,020        $61,358
30-Nov-04        $64,190        $65,891        $65,549
31-Dec-04        $66,850        $68,624        $68,427
31-Jan-05        $65,230        $67,001        $67,174
28-Feb-05        $68,140        $70,061        $70,076
31-Mar-05        $66,725        $68,544        $68,317
30-Apr-05        $65,395        $66,901        $66,712
31-May-05        $65,230        $66,987        $66,745
30-Jun-05        $66,020        $68,009        $67,633
31-Jul-05        $68,180        $70,098        $69,709
31-Aug-05        $70,550        $72,272        $71,473
30-Sep-05        $72,835        $74,987        $74,654
31-Oct-05        $71,050        $73,041        $72,474

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 21

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      /X/       / /
 Medium          / /      / /       / /
 Small           / /      / /       / /

TOP HOLDINGS 2

                                                                         % of
Security                                                              Net Assets
--------------------------------------------------------------------------------
(1)  BP PLC                                                              3.0%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                   2.2%
--------------------------------------------------------------------------------
(3)  VODAFONE GROUP PLC                                                  2.1%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                 1.9%
--------------------------------------------------------------------------------
(5)  TOTAL SA                                                            1.9%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                             1.7%
--------------------------------------------------------------------------------
(7)  ROYAL DUTCH SHELL PLC, A Shares                                     1.7%
--------------------------------------------------------------------------------
(8)  TOYOTA MOTOR CORP.                                                  1.5%
--------------------------------------------------------------------------------
(9)  NESTLE SA, Registered                                               1.5%
--------------------------------------------------------------------------------
(10) ROCHE HOLDINGS--GENUS                                               1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              18.8%

STATISTICS

NUMBER OF HOLDINGS                                                         344
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $61,669
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    10%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

Sector and Country Weightings % of Investments

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

30.5%  FINANCIALS
11.5%  ENERGY
10.1%  CONSUMER DISCRETIONARY
 9.4%  HEALTH CARE
 8.0%  CONSUMER STAPLES
 7.9%  TELECOMMUNICATION SERVICES
 6.8%  INDUSTRIALS
 5.8%  MATERIALS
 5.2%  UTILITIES
 4.5%  INFORMATION TECHNOLOGY
 0.3%  OTHER

COUNTRY

[PIE CHART]

27.4%  UNITED KINGDOM
19.9%  JAPAN
10.3%  FRANCE
 7.7%  SWITZERLAND
 7.5%  GERMANY
 6.5%  CANADA
 6.2%  AUSTRALIA
 4.4%  SPAIN
 4.2%  NETHERLANDS
 5.9%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance-past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Please see prospectus for further detail and eligibility requirements.


22 Schwab Equity Index Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2005 and held through October 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                               ENDING
                                                                        BEGINNING          ACCOUNT VALUE             EXPENSES
                                                 EXPENSE RATIO 1      ACCOUNT VALUE      (NET OF EXPENSES)      PAID DURING PERIOD 2
                                                   (Annualized)         at 5/1/05           at 10/31/05           5/1/05-10/31/05
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX FUND

Investor Shares
  Actual Return                                       0.37%               $1,000             $1,051.50                $1.90
  Hypothetical 5% Return                              0.37%               $1,000             $1,023.36                $1.87

Select Shares(R)
  Actual Return                                       0.19%               $1,000             $1,052.40                $0.98
  Hypothetical 5% Return                              0.19%               $1,000             $1,024.25                $0.96

e.Shares(R)
  Actual Return                                       0.22%               $1,000             $1,052.00                $1.11
  Hypothetical 5% Return                              0.22%               $1,000             $1,024.12                $1.10
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB 1000 INDEX(R) FUND

Investor Shares
  Actual Return                                       0.50%               $1,000             $1,062.30                $2.59
  Hypothetical 5% Return                              0.50%               $1,000             $1,022.70                $2.54

Select Shares
  Actual Return                                       0.35%               $1,000             $1,063.20                $1.81
  Hypothetical 5% Return                              0.35%               $1,000             $1,023.45                $1.78

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


                                                    Schwab Equity Index Funds 23

FUND EXPENSES continued

                                                                                              ENDING
                                                                        BEGINNING          ACCOUNT VALUE             EXPENSES
                                                 EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                                  (Annualized)          at 5/1/05           at 10/31/05           5/1/05-10/31/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
  Actual Return                                       0.58%               $1,000             $1,120.00                 $3.10
  Hypothetical 5% Return                              0.58%               $1,000             $1,022.28                 $2.96
Select Shares
  Actual Return                                       0.41%               $1,000             $1,121.40                 $2.18
  Hypothetical 5% Return                              0.41%               $1,000             $1,023.15                 $2.08
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
  Actual Return                                       0.54%               $1,000             $1,067.30                 $2.81
  Hypothetical 5% Return                              0.54%               $1,000             $1,022.48                 $2.75
Select Shares
  Actual Return                                       0.38%               $1,000             $1,068.20                 $1.99
  Hypothetical 5% Return                              0.38%               $1,000             $1,023.28                 $1.95
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
  Actual Return                                       0.68%               $1,000             $1,085.20                 $3.56
  Hypothetical 5% Return                              0.68%               $1,000             $1,021.79                 $3.46
Select Shares
  Actual Return                                       0.49%               $1,000             $1,086.50                 $2.58
  Hypothetical 5% Return                              0.49%               $1,000             $1,022.73                 $2.50

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


24 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                       10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.61       16.36       13.79       16.45       22.15
                                                     ------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.34        0.23        0.20        0.20        0.17
  Net realized and unrealized gains or losses            1.14        1.23        2.57       (2.68)      (5.70)
                                                     ------------------------------------------------------------------
  Total income or loss from investment operations        1.48        1.46        2.77       (2.48)      (5.53)
Less distributions:
  Dividends from net investment income                  (0.30)      (0.21)      (0.20)      (0.18)      (0.17)
                                                     ------------------------------------------------------------------
Net asset value at end of period                        18.79       17.61       16.36       13.79       16.45
                                                     ------------------------------------------------------------------
Total return (%)                                         8.44        9.03       20.39      (15.32)     (25.11)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.37        0.37        0.36        0.35        0.35
  Gross operating expenses                               0.40        0.45        0.46        0.46        0.46
  Net investment income                                  1.74        1.35        1.45        1.21        0.95
Portfolio turnover rate                                     4           3           3           8           4
Net assets, end of period ($ x 1,000,000)               3,666       3,849       3,510       2,760       3,070


                                                         See financial notes. 25

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                         10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.68       16.41       13.83      16.50        22.21
                                                     -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.36        0.26        0.24       0.22         0.20
  Net realized and unrealized gains or losses            1.16        1.24        2.57      (2.69)       (5.71)
                                                     -----------------------------------------------------------------
  Total income or loss from investment operations        1.52        1.50        2.81      (2.47)       (5.51)
Less distributions:
  Dividends from net investment income                  (0.32)      (0.23)      (0.23)     (0.20)       (0.20)
                                                     -----------------------------------------------------------------
Net asset value at end of period                        18.88       17.68       16.41      13.83        16.50
                                                     -----------------------------------------------------------------
Total return (%)                                         8.66        9.25       20.62     (15.20)      (24.97)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.19        0.19        0.19       0.19         0.19
  Gross operating expenses                               0.25        0.30        0.31       0.31         0.31
  Net investment income                                  1.92        1.53        1.63       1.37         1.11
Portfolio turnover rate                                     4           3           3          8            4
Net assets, end of period ($ x 1,000,000)               3,938       4,119       3,692      3,029        3,563


26 See financial notes.

SCHWAB S&P 500 INDEX FUND

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
e.SHARES                                              10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.62       16.37       13.79       16.46       22.17
                                                     ------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.39        0.26        0.23        0.23        0.20
  Net realized and unrealized gains or losses            1.11        1.21        2.56       (2.71)      (5.71)
                                                     ------------------------------------------------------------------
  Total income or loss from investment operations        1.50        1.47        2.79       (2.48)      (5.51)
Less distributions:
  Dividends from net investment income                  (0.31)      (0.22)      (0.21)      (0.19)      (0.20)
                                                     ------------------------------------------------------------------
Net asset value at end of period                        18.81       17.62       16.37       13.79       16.46
                                                     ------------------------------------------------------------------
Total return (%)                                         8.58        9.10       20.55      (15.32)     (25.02)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.24        0.28        0.28        0.28        0.28
  Gross operating expenses                               0.25        0.30        0.31        0.31        0.31
  Net investment income                                  1.88        1.44        1.54        1.28        1.02
Portfolio turnover rate                                     4           3           3           8           4
Net assets, end of period ($ x 1,000,000)                 220         249         246         220         304


                                                         See financial notes. 27

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan


                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                    6,588,735     7,815,203

  0.0%  U.S. TREASURY
        OBLIGATIONS                                           692           692
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               6,589,427     7,815,895

  1.2%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             93,658        93,658

(1.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (85,436)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              7,824,117


                                                         % OF NET       VALUE
       SECURITY AND NUMBER OF SHARES                      ASSETS     ($ x 1,000)
       COMMON STOCK 99.9% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Other Securities                                       0.6         43,958
       BANKS 7.3%
       -------------------------------------------------------------------------
   (7) Bank of America
       Corp. 2,898,120                                        1.6        126,764
       U.S. Bancorp 1,310,900                                 0.5         38,776
       Wachovia Corp. 1,139,550                               0.7         57,570
       Wells Fargo & Co.  1,210,516                           0.9         72,873
       Other Securities                                       3.6        278,252
                                                         --------    -----------
                                                              7.3        574,235
       CAPITAL GOODS 8.7%
       -------------------------------------------------------------------------
       3M Co. 552,603                                         0.5         41,987
       The Boeing Co. 593,330                                 0.5         38,353
  =(1) General Electric Co. 7,564,419                         3.3        256,509
       Tyco International
       Ltd. 1,441,577                                         0.5         38,043
       United Technologies
       Corp. 726,861                                          0.5         37,273
       Other Securities                                       3.4        266,484
                                                         --------    -----------
                                                              8.7        678,649
       COMMERCIAL SERVICES & SUPPLIES 0.9%
       -------------------------------------------------------------------------
       Other Securities                                       0.9         68,647

       CONSUMER DURABLES & APPAREL 1.2%
       -------------------------------------------------------------------------
       Other Securities                                       1.2         96,985

       DIVERSIFIED FINANCIALS 8.2%
       -------------------------------------------------------------------------
       American Express
       Co. 896,504                                            0.6         44,619
     / The Charles Schwab
       Corp. 745,315                                          0.1         11,329
   (4) Citigroup, Inc. 3,708,732                              2.2        169,786
       Goldman Sachs Group,
       Inc. 326,946                                           0.5         41,316
       JPMorgan Chase &
       Co. 2,537,862                                          1.2         92,936
       Merrill Lynch & Co.,
       Inc. 673,026                                           0.6         43,572
       Morgan Stanley 784,609                                 0.5         42,691
       Other Securities                                       2.5        196,344
                                                         --------    -----------
                                                              8.2        642,593

28 See financial notes.

SCHWAB S&P 500 INDEX FUND

                                                         % OF NET       VALUE
     SECURITY AND NUMBER OF SHARES                        ASSETS     ($ x 1,000)
     ENERGY 9.5%
     ---------------------------------------------------------------------------
     ChevronTexaco
     Corp.  1,622,963                                         1.2         92,622
     ConocoPhillips  1,005,577                                0.8         65,745
=(2) Exxon Mobil Corp.  4,532,210                             3.3        254,438
     Schlumberger Ltd.  421,406                               0.5         38,251
     Other Securities                                         3.7        287,754
                                                         --------    -----------
                                                              9.5        738,810
     FOOD & STAPLES RETAILING 2.4%
     ---------------------------------------------------------------------------
     Wal-Mart Stores, Inc.  1,783,886                         1.1         84,396
     Other Securities                                         1.3        105,104
                                                         --------    -----------
                                                              2.4        189,500
     FOOD BEVERAGE & TOBACCO 4.9%
     ---------------------------------------------------------------------------
(10) Altria Group, Inc.  1,475,494                            1.4        110,736
     The Coca-Cola Co.  1,503,274                             0.8         64,310
     PepsiCo, Inc.  1,199,296                                 0.9         70,854
     Other Securities                                         1.8        134,823
                                                         --------    -----------
                                                              4.9        380,723
     HEALTH CARE EQUIPMENT & SERVICES 5.2%
     ---------------------------------------------------------------------------
     Medtronic, Inc.  866,206                                 0.6         49,079
     UnitedHealth Group,
     Inc.  916,297                                            0.7         53,044
     Other Securities                                         3.9        307,230
                                                         --------    -----------
                                                              5.2        409,353
     HOTELS RESTAURANTS & LEISURE 1.4%
     ---------------------------------------------------------------------------
     Other Securities                                         1.4        112,275

     HOUSEHOLD & PERSONAL PRODUCTS 2.5%
     ---------------------------------------------------------------------------
=(5) Procter & Gamble
     Co.  2,439,958                                           1.7        136,613
     Other Securities                                         0.8         55,739
                                                         --------    -----------
                                                              2.5        192,352
     INSURANCE 4.8%
     ---------------------------------------------------------------------------
 (8) American International Group,
     Inc.  1,871,723                                          1.6        121,288
     Other Securities                                         3.2        253,070
                                                         --------    -----------
                                                              4.8        374,358
     MATERIALS 2.9%
     ---------------------------------------------------------------------------
     Other Securities                                         2.9        230,356

     MEDIA 3.4%
     ---------------------------------------------------------------------------
   o Comcast Corp.,
     Class A  1,579,531                                       0.6         43,958
     Time Warner, Inc.  3,391,284                             0.8         60,467
     Viacom, Inc.,
     Class B  1,154,698                                       0.4         35,761
     Other Securities                                         1.6        126,229
                                                         --------    -----------
                                                              3.4        266,415
     PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
     ---------------------------------------------------------------------------
     Abbott Laboratories  1,110,600                           0.6         47,811
   o Amgen, Inc.  886,202                                     0.9         67,139
     Eli Lilly & Co.  805,300                                 0.5         40,096
 (6) Johnson & Johnson  2,136,946                             1.7        133,816
     Merck & Co., Inc.  1,577,888                             0.6         44,528
 (9) Pfizer, Inc.  5,318,550                                  1.5        115,625
     Wyeth  968,895                                           0.5         43,174
     Other Securities                                         1.6        128,288
                                                         --------    -----------
                                                              7.9        620,477
     REAL ESTATE 0.7%
     ---------------------------------------------------------------------------
     Other Securities                                         0.7         57,636

     RETAILING 3.8%
     ---------------------------------------------------------------------------
   @ Home Depot, Inc.  1,527,260                              0.8         62,679
     Other Securities                                         3.0        237,676
                                                         --------    -----------
                                                              3.8        300,355
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
     ---------------------------------------------------------------------------
     Intel Corp.  4,395,616                                   1.3        103,297
     Other Securities                                         1.8        139,576
                                                         --------    -----------
                                                              3.1        242,873
     SOFTWARE & SERVICES 5.2%
     ---------------------------------------------------------------------------
=(3) Microsoft Corp.  6,606,793                               2.2        169,795
     Other Securities                                         3.0        235,160
                                                         --------    -----------
                                                              5.2        404,955
     TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
     ---------------------------------------------------------------------------
   o Cisco Systems, Inc.  4,576,968                           1.0         79,868
   o Dell, Inc.  1,722,383                                    0.7         54,910
     Hewlett-Packard Co.  2,067,149                           0.8         57,963
     International Business
     Machines Corp.  1,151,594                                1.2         94,293


                                                         See financial notes. 29

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                         % OF NET       VALUE
     SECURITY AND NUMBER OF SHARES                        ASSETS     ($ x 1,000)
     Motorola, Inc.  1,783,756                                0.5         39,528
     Qualcomm, Inc.  1,169,944                                0.6         46,517
     Other Securities                                         2.2        170,204
                                                         --------    -----------
                                                              7.0        543,283
     TELECOMMUNICATION SERVICES 3.1%
     ---------------------------------------------------------------------------
     SBC Communications,
     Inc.  2,357,762                                          0.7         56,233
     Sprint Corp.
     (FON Group)  2,084,463                                   0.6         48,589
     Verizon Communications,
     Inc.  1,981,776                                          0.8         62,446
     Other Securities                                         1.0         73,899
                                                         --------    -----------
                                                              3.1        241,167
     TRANSPORTATION 1.8%
     ---------------------------------------------------------------------------
     United Parcel Service, Inc.,
     Class B  797,790                                         0.7         58,191
     Other Securities                                         1.1         78,311
                                                         --------    -----------
                                                              1.8        136,502
     UTILITIES 3.4%
     ---------------------------------------------------------------------------
     Other Securities                                         3.4        268,746

     SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)
     U.S. TREASURY OBLIGATIONS 0.0% of net assets

   = U.S. Treasury Bills
        3.40%-3.47%, 12/15/05
        695                                                   0.0            692

END OF INVESTMENTS.

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COLLATERAL INVESTED FOR SECURITIES ON LOAN
     1.2% of net assets

     SHORT-TERM INVESTMENT 1.2%
     ---------------------------------------------------------------------------
     Securities Lending Investment
     Fund  93,657,666                                                     93,658

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                     Number of        Contract        Unrealized
                                     Contracts         Value            Gains
S&P 500 Index e-mini, Long
Expires 12/18/05                        50              3,025             42


30 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $92,279 of securities on loan)                          $7,815,895 a
Collateral invested for securities on loan                               93,658
Receivables:
  Fund shares sold                                                        5,698
  Dividends                                                               7,173
  Investments sold                                                        4,998
  Due from brokers for futures                                               34
  Income from securities on loan                                             19
Prepaid expenses                                                  +          76
                                                                  --------------
TOTAL ASSETS                                                          7,927,551

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               93,658
Bank overdraft                                                            1,045
Payables:
  Fund shares redeemed                                                    8,177
  Interest expense                                                           50
  Investment adviser and administrator fees                                  51
  Transfer agent and shareholder service fees                               132
  Trustee fees                                                                1
Accrued expenses                                                  +         320
                                                                  --------------
TOTAL LIABILITIES                                                       103,434

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,927,551
TOTAL LIABILITIES                                                 -     103,434
                                                                  --------------
NET ASSETS                                                           $7,824,117

NET ASSETS BY SOURCE
Capital received from investors                                       7,316,267
Net investment income not yet distributed                               100,796
Net realized capital losses                                            (819,456) b
Net unrealized capital gains                                          1,226,510 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $3,666,167                   195,079               $18.79
Select Shares          $3,937,976                   208,606               $18.88
e.Shares                 $219,974                    11,692               $18.81

  Unless stated, all numbers x 1,000.

a The fund paid $6,589,427 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                $348,154
    Sales/maturities       $1,278,559

  The fund's total security transactions (including transactions related to the redemption-in-kind) with other Schwab Funds(R) during the period were $515,008.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------------
  PORTFOLIO COST                               $6,654,355

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                        $2,253,612
  Losses                                    +  (1,092,072)
                                            --------------
                                               $1,161,540

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                $100,796
  Long-term capital gains                             $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                           Loss amount
    2008                                          $26,504
    2009                                           50,224
    2010                                          400,268
    2011                                           72,381
    2012                                           29,212
    2013                                    +     175,897
                                            --------------
                                                 $754,486

  THE FOLLOWING RECLASSIFICATIONS WERE
  MADE AS A RESULT OF THE REDEMPTION-
  IN-KIND WITH OTHER SCHWAB FUNDS:

  RECLASSIFICATIONS:
  Capital received from
    investors                                    $231,642
  Reclassified as:
  Realized capital losses                       ($231,642)


                                                         See financial notes. 31

SCHWAB S&P 500 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $172,556
Interest                                                                    100
Lending of securities                                               +       772
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 173,428

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        76,428 a
Net realized gains on futures contracts                             +     1,254
                                                                    ------------
NET REALIZED GAINS                                                       77,682

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     465,017
Net unrealized losses on futures contracts                          +       (26)
                                                                    ------------
NET UNREALIZED GAINS                                                    464,991

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 9,693 b
Transfer agent and shareholder service fees:
  Investor Shares                                                         9,732 c
  Select Shares                                                           4,088 c
  e.Shares                                                                  242 c
Trustees' fees                                                               68 d
Custodian fees                                                              240
Portfolio accounting fees                                                 1,089
Professional fees                                                            55
Registration fees                                                           146
Shareholder reports                                                         473
Interest expense                                                            144
Other expenses                                                      +       113
                                                                    ------------
Total expenses                                                           26,083
Expense reduction                                                   -     3,310 e
                                                                    ------------
NET EXPENSES                                                             22,773

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 173,428
NET EXPENSES                                                        -    22,773
                                                                    ------------
NET INVESTMENT INCOME                                                   150,655
NET REALIZED GAINS                                                       77,682 f
NET UNREALIZED GAINS                                                +   464,991 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $693,328

  Unless stated, all numbers x 1,000.

a Includes gains of $232,619 from redemption-in-kind by other Schwab Funds(R).

b Calculated as a percentage of average daily net assets: 0.15% of the first
  $500 million; 0.09% of the next $4.5 billion; 0.08% of the next $5 billion; and 0.07% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $546 from the investment adviser (CSIM) and $2,764 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.37
  Select Shares                     0.19
  e.Shares                          0.28

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $542,673.


32 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-10/31/05     11/1/03-10/31/04
Net investment income                             $150,655             $115,762
Net realized gains or losses                        77,682              (33,884)
Net unrealized gains                      +        464,991              600,470
                                          --------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    693,328              682,348

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     64,372               46,375
Select Shares                                       75,732               52,459
e.Shares                                  +          4,246                3,356
                                          --------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME        $144,350             $102,190 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                              SHARES         VALUE       SHARES         VALUE
SHARES SOLD
Investor Shares                 24,608       $453,452     43,461       $748,116
Select Shares                   44,426        826,293     48,984        845,969
e.Shares                    +    2,521         46,535      3,507         60,506
                            ----------------------------------------------------
TOTAL SHARES SOLD               71,555     $1,326,280     95,952     $1,654,591

SHARES REINVESTED
Investor Shares                  3,370        $61,509      2,680        $44,333
Select Shares                    3,694         67,604      2,844         47,146
e.Shares                    +      210          3,838        182          3,018
                            ----------------------------------------------------
TOTAL SHARES REINVESTED          7,274       $132,951      5,706        $94,497

SHARES REDEEMED
Investor Shares                (51,474)     ($955,673)   (42,120)     ($725,021)
Select Shares                  (72,497)    (1,349,747)   (43,789)      (755,806) c
e.Shares                    +   (5,182)       (96,047)    (4,554)       (78,428)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED         (129,153)   ($2,401,467)   (90,463)   ($1,559,255) d

NET TRANSACTIONS IN
FUND SHARES                    (50,324)     ($942,236)    11,195       $189,833

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                              SHARES      NET ASSETS     SHARES     NET ASSETS
Beginning of period            465,701     $8,217,375    454,506     $7,447,384
Total increase or
decrease                    +  (50,324)      (393,258)    11,195        769,991
                            ----------------------------------------------------
END OF PERIOD                  415,377     $7,824,117    465,701     $8,217,375 e

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $144,350 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions for the period ended 10/31/05 are:

                         CURRENT     PRIOR
                         PERIOD      PERIOD
  Ordinary income       $144,350    $102,190
  LT Cap. Gains              $--         $--

c For the current period, includes redemption-in-kind by other Schwab Funds(R) as follows:

  MARKETTRACK             SHARES      VALUE
  All Equity Portfolio    11,054    $206,923
  Growth Portfolio         7,857    $147,092
  Balanced Portfolio       4,089     $76,546

d For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                         CURRENT      PRIOR
                         PERIOD       PERIOD
  Investor Shares         $192          $238
  Select Shares            200           238
  e.Shares               +  15        +   10
                         -------------------
  TOTAL                   $407          $486

e Includes distributable net investment income in the amount of $100,796 and $94,491 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  Conservative Portfolio                0.6%


                                                         See financial notes. 33

SCHWAB 1000 INDEX(R) FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                      10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 32.54       30.25       25.25       29.57       39.95
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.55        0.37        0.33        0.31        0.26
  Net realized and unrealized gains or losses           2.70        2.26        4.99       (4.36)     (10.40)
                                                     --------------------------------------------------------------------
  Total income or loss from investment operations       3.25        2.63        5.32       (4.05)     (10.14)
Less distributions:
  Dividends from net investment income                 (0.48)      (0.34)      (0.32)      (0.27)      (0.24)
                                                     --------------------------------------------------------------------
Net asset value at end of period                       35.31       32.54       30.25       25.25       29.57
                                                     --------------------------------------------------------------------
Total return (%)                                       10.04        8.78       21.34      (13.87)     (25.50)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.50        0.50        0.49        0.46        0.46
  Gross operating expenses                              0.50        0.50        0.51        0.52        0.51
  Net investment income                                 1.49        1.15        1.27        1.04        0.78
Portfolio turnover rate                                    6           5           5           9           8
Net assets, end of period ($ x 1,000,000)              4,166       4,258       3,974       3,223       3,852


34 See financial notes.

SCHWAB 1000 INDEX FUND

                                                     11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                        10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                32.56       30.27       25.26       29.58       39.98
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
 Net investment income                                 0.56        0.42        0.37        0.35        0.31
 Net realized and unrealized gains or losses           2.74        2.25        4.99       (4.36)     (10.41)
                                                     --------------------------------------------------------------------
 Total income or loss from investment operations       3.30        2.67        5.36       (4.01)     (10.10)
Less distributions:
 Dividends from net investment income                 (0.52)      (0.38)      (0.35)      (0.31)      (0.30)
                                                     --------------------------------------------------------------------
Net asset value at end of period                      35.34       32.56       30.27       25.26       29.58
                                                     --------------------------------------------------------------------
Total return (%)                                      10.21        8.90       21.52      (13.77)     (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net operating expenses                                0.35        0.35        0.35        0.35        0.35
 Gross operating expenses                              0.35        0.35        0.36        0.37        0.36
 Net investment income                                 1.63        1.30        1.41        1.15        0.89
Portfolio turnover rate                                   6           5           5           9           8
Net assets, end of period ($ x 1,000,000)             2,328       2,138       1,996       1,588       1,911


                                                         See financial notes. 35

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 O  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                   3,537,111      6,483,237

  0.1%  SHORT-TERM
        INVESTMENT                                         5,430          5,430

  0.0%  U.S. TREASURY
        OBLIGATION                                           398            398
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              3,542,939      6,489,065

  3.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               235,290        235,290

(3.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (230,804)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              6,493,551

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       COMMON STOCK 99.8% of net assets

       AUTOMOBILES & COMPONENTS 0.5%
       -------------------------------------------------------------------------
       Other Securities                                      0.5          35,062

       BANKS 7.1%
       -------------------------------------------------------------------------
   (8) Bank of America
       Corp. 1,971,067                                       1.3          86,214
       U.S. Bancorp 915,765                                  0.4          27,088
       Wachovia Corp. 785,243                                0.6          39,671
       Wells Fargo & Co. 829,067                             0.8          49,910
       Other Securities                                      4.0         255,967
                                                        --------     -----------
                                                             7.1         458,850
       CAPITAL GOODS 7.4%
       -------------------------------------------------------------------------
       3M Co. 383,920                                        0.4          29,170
       The Boeing Co. 408,604                                0.4          26,412
  =(2) General Electric Co. 5,117,534                        2.7         173,536
       Other Securities                                      3.9         251,833
                                                        --------     -----------
                                                             7.4         480,951
       COMMERCIAL SERVICES & SUPPLIES 1.2%
       -------------------------------------------------------------------------
       Other Securities                                      1.2          77,000

       CONSUMER DURABLES & APPAREL 1.5%
       -------------------------------------------------------------------------
       Other Securities                                      1.5          97,684

       DIVERSIFIED FINANCIALS 7.5%
       -------------------------------------------------------------------------
       American Express
       Co. 618,788                                           0.5          30,797
     / The Charles Schwab
       Corp. 666,890                                         0.2          10,137
   (4) Citigroup, Inc. 2,523,200                             1.8         115,512
       Goldman Sachs Group,
       Inc. 233,670                                          0.5          29,529
       JPMorgan Chase &
       Co. 1,753,831                                         1.0          64,225
       Merrill Lynch & Co.,
       Inc. 453,215                                          0.5          29,341
       Morgan Stanley 535,123                                0.4          29,116
       Other Securities                                      2.6         177,072
                                                        --------     -----------
                                                             7.5         485,729
       ENERGY 8.8%
       -------------------------------------------------------------------------
     @ Chevron Texaco
       Corp. 1,121,151                                       1.0          63,984


36 See financial notes.

SCHWAB 1000 INDEX FUND

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       ConocoPhillips 678,682                                0.7          44,372
   (1) Exxon Mobil Corp. 3,097,377                           2.7         173,887
       Schlumberger Ltd. 287,603                             0.4          26,106
       Other Securities                                      4.0         264,531
                                                        --------     -----------
                                                             8.8         572,880
       FOOD & STAPLES RETAILING 2.7%
       -------------------------------------------------------------------------
  =(5) Wal-Mart Stores,
       Inc. 2,017,892                                        1.5          95,466
       Other Securities                                      1.2          79,779
                                                        --------     -----------
                                                             2.7         175,245
       FOOD BEVERAGE & TOBACCO 5.0%
       -------------------------------------------------------------------------
       Altria Group, Inc. 1,001,686                          1.2          75,177
       The Coca-Cola Co. 1,195,903                           0.8          51,161
       PepsiCo, Inc. 829,508                                 0.8          49,007
       Other Securities                                      2.2         147,929
                                                        --------     -----------
                                                             5.0         323,274
       HEALTH CARE EQUIPMENT & SERVICES 5.1%
       -------------------------------------------------------------------------
       Medtronic, Inc. 595,108                               0.5          33,719
       UnitedHealth Group,
       Inc. 630,168                                          0.6          36,480
       Other Securities                                      4.0         263,256
                                                        --------     -----------
                                                             5.1         333,455
       HOTELS RESTAURANTS & LEISURE 1.7%
       -------------------------------------------------------------------------
       Other Securities                                      1.7         113,138

       HOUSEHOLD & PERSONAL PRODUCTS 2.1%
       -------------------------------------------------------------------------
  =(6) Procter & Gamble
       Co. 1,682,360                                         1.5          94,195
       Other Securities                                      0.6          43,929
                                                        --------     -----------
                                                             2.1         138,124
       INSURANCE 5.6%
       -------------------------------------------------------------------------
   (9) American International Group,
       Inc. 1,278,239                                        1.3          82,830
     o Berkshire Hathaway, Inc.,
       Class A 766                                           1.0          65,799
       Other Securities                                      3.3         216,355
                                                        --------     -----------
                                                             5.6         364,984
       MATERIALS 3.1%
       -------------------------------------------------------------------------
       Other Securities                                      3.1         199,965

       MEDIA 4.0%
       -------------------------------------------------------------------------
    @o Comcast Corp.,
       Class A 1,107,239                                     0.5          30,814
     @ Time Warner, Inc. 2,167,003                           0.6          38,638
       Other Securities                                      2.9         192,952
                                                        --------     -----------
                                                             4.0         262,404
       PHARMACEUTICALS & BIOTECHNOLOGY 7.7%
       -------------------------------------------------------------------------
       Abbott Laboratories 760,007                           0.5          32,718
     o Amgen, Inc. 619,877                                   0.7          46,962
       Eli Lilly & Co. 546,393                               0.4          27,205
     o Genentech, Inc. 506,813                               0.7          45,917
   (7) Johnson & Johnson 1,453,305                           1.4          91,006
       Merck & Co., Inc. 1,090,550                           0.5          30,775
  (10) Pfizer, Inc. 3,636,919                                1.2          79,067
       Wyeth 658,266                                         0.5          29,332
       Other Securities                                      1.8         115,403
                                                        --------     -----------
                                                             7.7         498,385
       REAL ESTATE 1.7%
       -------------------------------------------------------------------------
       Other Securities                                      1.7         110,340

       RETAILING 4.0%
       -------------------------------------------------------------------------
       Home Depot, Inc. 1,035,686                            0.7          42,505
       Other Securities                                      3.3         219,522
                                                        --------     -----------
                                                             4.0         262,027
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
       -------------------------------------------------------------------------
       Intel Corp. 3,042,293                                 1.1          71,494
       Other Securities                                      1.7         108,188
                                                        --------     -----------
                                                             2.8         179,682
       SOFTWARE & SERVICES 6.1%
       -------------------------------------------------------------------------
     o Google, Inc., Class A 133,618                         0.8          49,725
  =(3) Microsoft Corp. 5,213,207                             2.1         133,979
     o Oracle Corp. 2,561,449                                0.5          32,479
       Other Securities                                      2.7         181,948
                                                        --------     -----------
                                                             6.1         398,131


                                                         See financial notes. 37

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
       -------------------------------------------------------------------------
     o Cisco Systems, Inc.  3,213,218                        0.9          56,071
     o Dell, Inc.  1,202,423                                 0.6          38,333
       Hewlett-Packard
       Co.  1,438,272                                        0.6          40,329
       International Business
       Machines Corp.  797,737                               1.0          65,319
       Qualcomm, Inc.  805,483                               0.5          32,026
       Other Securities                                      2.7         175,370
                                                        --------     -----------
                                                             6.3         407,448
       TELECOMMUNICATION SERVICES 2.8%
       -------------------------------------------------------------------------
       SBC Communications,
       Inc.  1,625,177                                       0.6          38,761
       Sprint Corp.
       (FON Group)  1,367,507                                0.5          31,877
       Verizon Communications,
       Inc.  1,361,951                                       0.7          42,915
       Other Securities                                      1.0          66,921
                                                        --------     -----------
                                                             2.8         180,474
       TRANSPORTATION 1.7%
       -------------------------------------------------------------------------
       United Parcel Service, Inc.,
       Class B  552,244                                      0.6          40,281
       Other Securities                                      1.1          66,601
                                                        --------     -----------
                                                             1.7         106,882
       UTILITIES 3.4%
       -------------------------------------------------------------------------
       Other Securities                                      3.4         221,123

       SHORT-TERM INVESTMENT 0.1% of net assets

       Provident Institutional
       TempFund  5,429,809                                   0.1           5,430

       SECURITY
          RATE, MATURITY DATE
          FACE AMOUNT ($ x 1,000)
       U.S. TREASURY OBLIGATION 0.0% of net assets

     = U.S. Treasury Bill
          3.35%, 12/15/05
          400                                                0.0             398

END OF INVESTMENTS.

       SECURITY                                       FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ x 1,000)    ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       3.7% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 0.1%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
          3.94%, 11/17/05                                   3,486          3,486

       SECURITY AND NUMBER OF SHARES
       SHORT-TERM INVESTMENTS 3.6%
       -------------------------------------------------------------------------
       Institutional Money Market
       Trust  164,341,566                                                164,342

       SECURITY                                       FACE AMOUNT
          RATE, MATURITY DATE                         ($ x 1,000)
       National City Bank,
       Time Deposit
          3.98%, 11/01/05                                  57,906         57,906
       Nordea Bank,
       Time Deposit
          4.03%, 11/01/05                                   4,778          4,778
       Rabobank, Time Deposit
          4.03%, 11/01/05                                   4,778          4,778
                                                                     -----------
                                                                         231,804

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


38 See financial notes.

SCHWAB 1000 INDEX FUND

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         Number of      Contract      Unrealized
                                         Contracts       Value          Losses
S&P 500 Index e-mini, Long
Expires 12/18/05                            50           3,025            (8)


                                                         See financial notes. 39

SCHWAB 1000 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $228,955 of securities on loan)                         $6,489,065 a
Collateral invested for securities on loan                              235,290
Receivables:
  Fund shares sold                                                        4,080
  Interest                                                                    4
  Dividends                                                               5,280
  Income from securities on loan                                            105
Prepaid expenses                                                  +          67
                                                                  --------------
TOTAL ASSETS                                                          6,733,891

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              235,290
Payables:
  Fund shares redeemed                                                    4,523
  Due to brokers from futures                                                 8
  Interest expense                                                           26
  Investment adviser and administrator fees                                 117
  Transfer agent and shareholder service fees                               103
  Trustee fees                                                                1
Accrued expenses                                                  +         272
                                                                  --------------
TOTAL LIABILITIES                                                       240,340

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          6,733,891
TOTAL LIABILITIES                                                 -     240,340
                                                                  --------------
NET ASSETS                                                           $6,493,551

NET ASSETS BY SOURCE
Capital received from investors                                       3,993,831
Net investment income not yet distributed                                 67176
Net realized capital losses                                            (513,574) b
Net unrealized capital gains                                          2,946,118 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $4,165,812                   117,989               $35.31
Select Shares          $2,327,739                    65,873               $35.34

  Unless stated, all numbers x 1,000.

a The fund paid $3,542,939 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases             $373,854
    Sales/maturities      $795,419

  The fund's total security transactions with other Schwab Funds(R) during the period were $132,041.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ----------------------------------------------
  PORTFOLIO COST                     $3,547,691

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $3,251,927
  Losses                          +    (310,553)
                                  --------------
                                     $2,941,374

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $67,176
  Long-term capital gains                   $--

  CAPITAL LOSSES UTILIZED               $30,478

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                 Loss amount
    2009                                 82,442
    2010                                250,409
    2011                                164,037
    2012                          +      11,942
                                  --------------
                                       $508,830

  RECLASSIFICATIONS:
  Net realized capital gains               $189
  Reclassified as:
  Net investment income
    not yet distributed                   ($189)


40 See financial notes.

SCHWAB 1000 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $129,880 a
Interest                                                                     58
Lending of securities                                               +     1,268
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 131,206

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        44,606
Net realized gains on futures contracts                             +       838
                                                                    ------------
NET REALIZED GAINS                                                       45,444

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     485,694
Net unrealized losses on futures contracts                          +       (95)
                                                                    ------------
NET UNREALIZED GAINS                                                    485,599

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                14,690 b
Transfer agent and shareholder service fees:
  Investor Shares                                                        10,872 c
  Select Shares                                                           2,243 c
Trustees' fees                                                               54 d
Custodian fees                                                              201
Portfolio accounting fees                                                   864
Professional fees                                                            55
Registration fees                                                           144
Shareholder reports                                                         412
Interest expense                                                             88
Other expenses                                                      +        91
                                                                    ------------
Total expenses                                                           29,714 e

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 131,206
NET EXPENSES                                                        -    29,714
                                                                    ------------
NET INVESTMENT INCOME                                                   101,492
NET REALIZED GAINS                                                       45,444 f
NET UNREALIZED GAINS                                                +   485,599 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $632,535

  Unless stated, all numbers x 1,000.

a Net of $14 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million; 0.22% of the next $4.5 billion; 0.20% of the next $5 billion; and 0.18% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.30% of the first $500 million and 0.22% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e CSIM and Schwab have guaranteed that the annual net operating expenses
  (excluding interest, taxes and certain non-routine expenses) through February 27, 2006, will not exceed the fund's average daily net assets as follows:

                          % OF AVERAGE
  SHARE CLASS         DAILY NET ASSETS
  ------------------------------------
  Investor Shares                 0.51
  Select Shares                   0.36

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $531,043


                                                         See financial notes. 41

SCHWAB 1000 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-10/31/05     11/1/03-10/31/04
Net investment income                             $101,492              $76,032
Net realized gains or losses                        45,444              (10,801)
Net unrealized gains                    +          485,599              458,477
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    632,535              523,708

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     61,678               45,314
Select Shares                           +           33,954               25,058
                                        ----------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $95,632              $70,372 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/04-10/31/05            11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
SHARES SOLD
Investor Shares                 10,950       $375,768     19,479       $619,405
Select Shares               +   11,316        393,335      9,808        311,874
                            ----------------------------------------------------
TOTAL SHARES SOLD               22,266       $769,103     29,287       $931,279

SHARES REINVESTED
Investor Shares                  1,674        $56,670      1,365        $41,809
Select Shares               +      840         28,419        698         21,363
                            ----------------------------------------------------
TOTAL SHARES REINVESTED          2,514        $85,089      2,063        $63,172

SHARES REDEEMED
Investor Shares                (25,490)     ($881,852)   (21,346)     ($679,008)
Select Shares               +  (11,930)      (410,943)   (10,792)      (343,161)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED          (37,420)   ($1,292,795)   (32,138)   ($1,022,169) c

NET TRANSACTIONS
IN FUND SHARES                 (12,640)     $(438,603)      (788)      $(27,718)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                11/1/04-10/31/05            11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period            196,502     $6,395,251    197,290     $5,969,633
Total increase or
decrease                    +  (12,640)        98,300       (788)       425,618
                            ----------------------------------------------------
END OF PERIOD                  183,862     $6,493,551    196,502     $6,395,251 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $95,632 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                      CURRENT      PRIOR
                       PERIOD      PERIOD
  Ordinary income     $95,632     $70,372
  Long-term
  capital gains           $--         $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares                    $151
  Select Shares                  +     65
                                 --------
  TOTAL                              $216

  PRIOR PERIOD:
  Investor Shares                    $218
  Select Shares                  +     83
                                 --------
  TOTAL                              $301

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $67,176 and $61,506 at the end of the current period and prior period, respectively.


42 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                        10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  19.92       18.22       13.27       15.98       21.06
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.14        0.13        0.11        0.13        0.07
  Net realized and unrealized gains or losses            2.38        1.68        4.98       (2.17)      (2.76)
                                                     --------------------------------------------------------------------
  Total income or loss from investment operations        2.52        1.81        5.09       (2.04)      (2.69)
Less distributions:
  Dividends from net investment income                  (0.13)      (0.11)      (0.14)      (0.09)      (0.08)
  Distributions from net realized gains                    --          --          --       (0.58)      (2.31)
                                                     --------------------------------------------------------------------
  Total distributions                                   (0.13)      (0.11)      (0.14)      (0.67)      (2.39)
                                                     --------------------------------------------------------------------
Net asset value at end of period                        22.31       19.92       18.22       13.27       15.98
                                                     --------------------------------------------------------------------
Total return (%)                                        12.66        9.98       38.72      (13.66)     (13.66)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.58        0.59        0.56        0.49        0.49
  Gross operating expenses                               0.58        0.59        0.60        0.60        0.61
  Net investment income                                  0.57        0.66        0.74        0.77        0.49
Portfolio turnover rate                                    40          39          34          44          49
Net assets, end of period ($ x 1,000,000)                 823         869         886         722         804


                                                         See financial notes. 43

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                         10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  19.96       18.25       13.28       16.00       21.09
                                                     -------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.17        0.17        0.14        0.14        0.11
  Net realized and unrealized gains or losses            2.39        1.68        4.99       (2.18)      (2.78)
                                                     -------------------------------------------------------------------
  Total income or loss from investment operations        2.56        1.85        5.13       (2.04)      (2.67)
Less distributions:
  Dividends from net investment income                  (0.16)      (0.14)      (0.16)      (0.10)      (0.11)
  Distributions from net realized gains                    --          --          --       (0.58)      (2.31)
                                                     -------------------------------------------------------------------
  Total distributions                                   (0.16)      (0.14)      (0.16)      (0.68)      (2.42)
                                                     -------------------------------------------------------------------
Net asset value at end of period                        22.36       19.96       18.25       13.28       16.00
                                                     -------------------------------------------------------------------
Total return (%)                                        12.86       10.16       39.02      (13.62)     (13.56)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.41        0.42        0.41        0.38        0.38
  Gross operating expenses                               0.43        0.44        0.45        0.45        0.46
  Net investment income                                  0.74        0.82        0.89        0.88        0.60
Portfolio turnover rate                                    40          39          34          44          49
Net assets, end of period ($ x 1,000,000)                 795         761         759         638         727


44 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1)  Top ten holding

 o   Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @   All or a portion of this security is on loan


                                                            COST         VALUE
 HOLDINGS BY CATEGORY                                     ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  99.1%  COMMON STOCK                                     1,252,687   1,603,334

   0.8%  SHORT-TERM
         INVESTMENT                                          12,862      12,862

   0.0%  U.S. TREASURY
         OBLIGATIONS                                            483         483
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                                1,266,032   1,616,679

  13.4%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                                 216,545     216,545

(13.3)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (215,250)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,617,974


                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       COMMON STOCK 99.1% of net assets

       AUTOMOBILES & COMPONENTS 0.9%
       -------------------------------------------------------------------------
       Other Securities                                     0.9           14,499

       BANKS 8.7%
       -------------------------------------------------------------------------
       Other Securities                                     8.7          141,550

       CAPITAL GOODS 8.6%
       -------------------------------------------------------------------------
       Crane Co. 97,717                                     0.2            3,025
     o Flowserve Corp. 86,629                               0.2            3,032
     @ GATX Corp. 81,695                                    0.2            3,053
       Kennametal, Inc. 60,398                              0.2            3,087
     o McDermott International,
       Inc. 107,475                                         0.2            3,905
    @o The Shaw Group, Inc. 123,985                         0.2            3,323
    @o USG Corp. 64,943                                     0.2            3,839
     o WESCO International,
       Inc. 76,376                                          0.2            3,036
       York International
       Corp. 64,904                                         0.2            3,642
       Other Securities                                     6.8          109,899
                                                       --------      -----------
                                                            8.6          139,841

       COMMERCIAL SERVICES & SUPPLIES 3.9%
       -------------------------------------------------------------------------
       Other Securities                                     3.9           62,617


                                                         See financial notes. 45

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       CONSUMER DURABLES & APPAREL 3.3%
       -------------------------------------------------------------------------
       Other Securities                                     3.3           53,647

       DIVERSIFIED FINANCIALS 2.0%
       -------------------------------------------------------------------------
    @o CompuCredit Corp. 76,489                             0.2            3,352
       MoneyGram International,
       Inc. 131,867                                         0.2            3,204
       Other Securities                                     1.6           25,663
                                                       --------      -----------
                                                            2.0           32,219
       ENERGY 7.1%
       -------------------------------------------------------------------------
       Cabot Oil & Gas Corp. 82,102                         0.2            3,759
 =o(2) Cimarex Energy Co. 126,287                           0.3            4,958
       Frontier Oil Corp. 89,184                            0.2            3,289
   (8) Range Resources
       Corp. 112,016                                        0.2            3,998
     o Spinnaker Exploration
       Co. 51,243                                           0.2            3,156
     @ St. Mary Land & Exploration
       Co. 89,860                                           0.2            3,056
  o(4) Todco, Class A 99,877                                0.3            4,469
  =(1) Vintage Petroleum,
       Inc. 108,000                                         0.3            5,604
       Other Securities                                     5.2           83,127
                                                       --------      -----------
                                                            7.1          115,416
       FOOD & STAPLES RETAILING 0.7%
       -------------------------------------------------------------------------
       Other Securities                                     0.7           10,660

       FOOD BEVERAGE & TOBACCO 1.3%
       -------------------------------------------------------------------------
       Other Securities                                     1.3           21,100

       HEALTH CARE EQUIPMENT & SERVICES 7.5%
       -------------------------------------------------------------------------
    @o Advanced Medical Optics,
       Inc. 101,894                                         0.2            3,636
 @o(3) Cerner Corp. 58,675                                  0.3            4,955
 =o(5) Intuitive Surgical, Inc. 49,955                      0.3            4,433
    =o LifePoint Hospitals, Inc. 81,441                     0.2            3,184
     = Mentor Corp. 70,133                                  0.2            3,156
    =o Pediatrix Medical Group,
       Inc. 39,726                                          0.2            3,061
    =o Sierra Health Services,
       Inc. 43,728                                          0.2            3,280
    =o VCA Antech, Inc. 135,670                             0.2            3,500
       Other Securities                                     5.7           91,622
                                                       --------      -----------
                                                            7.5          120,827
       HOTELS RESTAURANTS & LEISURE 3.0%
       -------------------------------------------------------------------------
       Other Securities                                     3.0           48,340

       HOUSEHOLD & PERSONAL PRODUCTS 0.8%
       -------------------------------------------------------------------------
       Other Securities                                     0.8           12,227

       INSURANCE 3.8%
       -------------------------------------------------------------------------
    =o Philadelphia Consolidated
       Holding Co. 36,819                                   0.2            3,544
       Other Securities                                     3.6           57,612
                                                       --------      -----------
                                                            3.8           61,156
       MATERIALS 5.1%
       -------------------------------------------------------------------------
     = Aptargroup, Inc. 60,297                              0.2            3,087
     = Chemtura Corp. 366,090                               0.2            3,917
     = Eagle Materials, Inc. 31,173                         0.2            3,320
    =o FMC Corp. 58,253                                     0.2            3,171
       Other Securities                                     4.3           69,085
                                                       --------      -----------
                                                            5.1           82,580
       MEDIA 2.5%
       -------------------------------------------------------------------------
       Other Securities                                     2.5           40,343

       PHARMACEUTICALS & BIOTECHNOLOGY 4.1%
       -------------------------------------------------------------------------
    =o Kos Pharmaceuticals,
       Inc. 61,130                                          0.2            3,668
     o Neurocrine Biosciences,
       Inc. 57,408                                          0.2            3,032
 =o(6) Protein Design Labs,
       Inc. 155,921                                         0.3            4,369
    =o Techne Corp. 68,072                                  0.2            3,691
    @o Vertex Pharmaceuticals,
       Inc. 138,194                                         0.2            3,144
       Other Securities                                     3.0           47,665
                                                       --------      -----------
                                                            4.1           65,569
       REAL ESTATE 7.3%
       -------------------------------------------------------------------------
       Essex Property Trust,
       Inc. 35,995                                          0.2            3,235
       Global Signal, Inc. 86,141                           0.2            3,571
       Other Securities                                     6.9          112,138
                                                       --------      -----------
                                                            7.3          118,944
       RETAILING 5.4%
       -------------------------------------------------------------------------
 @o(7) Gamestop Corp.,
       Class A 116,025                                      0.2            4,116


46 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                        % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       OTHER SECURITIES                                      5.2          83,918
                                                        --------      ----------
                                                             5.4          88,034
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
       -------------------------------------------------------------------------
       Other Securities                                      3.3          53,566

       SOFTWARE & SERVICES 7.9%
       -------------------------------------------------------------------------
    @o Akamai Technologies,
       Inc. 208,157                                          0.2           3,609
     o CNET Networks, Inc. 224,828                           0.2           3,055
    =o Parametric Technology
       Corp. 471,910                                         0.2           3,072
=o(10) Salesforce.com, Inc. 157,259                          0.2           3,930
    =o Sybase, Inc. 158,962                                  0.2           3,537
       Other Securities                                      6.9         110,759
                                                        --------      ----------
                                                             7.9         127,962
       TECHNOLOGY HARDWARE & EQUIPMENT 5.4%
       -------------------------------------------------------------------------
  =(9) Adtran, Inc. 131,924                                  0.2           3,991
     o UNOVA, Inc. 100,816                                   0.2           3,125
       Other Securities                                      5.0          80,834
                                                        --------      ----------
                                                             5.4          87,950
       TELECOMMUNICATION SERVICES 1.2%
       -------------------------------------------------------------------------
     o Alamosa Holdings,
       Inc. 219,874                                          0.2           3,254
    @o Level 3 Communications,
       Inc. 1,121,772                                        0.2           3,253
       Other Securities                                      0.8          12,966
                                                        --------      ----------
                                                             1.2          19,473
       TRANSPORTATION 2.3%
       -------------------------------------------------------------------------
    @o AMR Corp. 266,155                                     0.2           3,596
       Other Securities                                      2.1          33,188
                                                        --------      ----------
                                                             2.3          36,784
       UTILITIES 3.0%
       -------------------------------------------------------------------------
       Other Securities                                      3.0          48,030

       SECURITY
         RATE, MATURITY DATE
         FACE AMOUNT ($ x 1,000)

       SHORT-TERM INVESTMENTS 0.8% of net assets

       Wachovia Bank, Grand Cayman
         Time Deposit
         3.48%, 11/01/05
         12,862                                              0.8          12,862

       U.S. TREASURY OBLIGATIONS 0.0% of net assets

     = U.S. Treasury Bills
         3.28%-3.40%, 12/15/05
         485                                                 0.0             483

END OF INVESTMENTS.

SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       13.4% of net assets

       SHORT-TERM INVESTMENT 13.4%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 216,544,696                                                  216,545

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                           Number of     Contract   Unrealized
                                           Contracts      Value       Gains
Russell 2000 Index, e-mini Futures, Long
Expires 12/18/05                              186         12,075        66


                                                         See financial notes. 47

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value
   (including $214,681 of securities on loan)                        $1,616,679 a
Collateral invested for securities on loan                              216,545
Receivables:
   Fund shares sold                                                         904
   Interest                                                                   1
   Dividends                                                                961
   Investments sold                                                          10
   Due from brokers for futures                                             406
   Income from securities on loan                                           179
Prepaid expenses                                                  +          24
                                                                  -------------
TOTAL ASSETS                                                          1,835,709

LIABILITIES
-------------------------------------------------------------------------------
Collateral invested for securities on loan                              216,545
Payables:
   Fund shares redeemed                                                   1,018
   Investment adviser and administrator fees                                 39
   Transfer agent and shareholder service fees                               23
   Trustee fees                                                               1
Accrued expenses                                                  +         109
                                                                  -------------
TOTAL LIABILITIES                                                       217,735

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,835,709
TOTAL LIABILITIES                                                 -     217,735
                                                                  -------------
NET ASSETS                                                           $1,617,974

NET ASSETS BY SOURCE
Capital received from investors                                       1,249,511
Net investment income not yet distributed                                 8,490
Net realized capital gains                                                9,260 b
Net unrealized capital gains                                            350,713 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS           NET ASSETS       /        OUTSTANDING       =         NAV
Investor Shares         $822,978                     36,894              $22.31
Select Shares           $794,996                     35,560              $22.36

  Unless stated, all numbers x 1,000.

a The fund paid $1,266,032 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                                $675,553
    Sales/maturities                         $890,859

  The fund's total security transactions with other Schwab Funds(R) during the period were $127,782.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ---------------------------------------------------
  PORTFOLIO COST                           $1,267,201

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                      $457,212
  Losses                                   + (107,734)
                                           ----------
                                             $349,478
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                              $8,490
  Long-term capital gains                     $10,495

  CAPITAL LOSSES UTILIZED                     $68,700


48 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $17,415 a
Interest                                                                      96
Lending of securities                                                +     1,798
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   19,309

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         81,228
Net realized gains on futures contracts                              +        83
                                                                     -----------
NET REALIZED GAINS                                                        81,311

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      109,855
Net unrealized gains on futures contracts                            +        31
                                                                     -----------
NET UNREALIZED GAINS                                                     109,886

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,933 b
Transfer agent and shareholder service fees:
   Investor Shares                                                         2,186 c
   Select Shares                                                             798 c
Trustees' fees                                                                18 d
Custodian fees                                                               199
Portfolio accounting fees                                                    230
Professional fees                                                             42
Registration fees                                                             45
Shareholder reports                                                           80
Interest expense                                                              23
Other expenses                                                       +        30
                                                                     -----------
Total expenses                                                             8,584
Expense reduction                                                    -       169 e
                                                                     -----------
NET EXPENSES                                                               8,415

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   19,309
NET EXPENSES                                                         -     8,415
                                                                     -----------
NET INVESTMENT INCOME                                                     10,894
NET REALIZED GAINS                                                        81,311 f
NET UNREALIZED GAINS                                                 +   109,886 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $202,091

  Unless stated, all numbers x 1,000.

a Net of $7 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $24 from the investment adviser (CSIM) and $145 from the transfer agent and shareholder service agent (Schwab). It reflects a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Investor Shares                     0.60
  Select Shares                       0.42

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $191,197.


                                                         See financial notes. 49

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/04-10/31/05   11/1/03-10/31/04
Net investment income                                $10,894            $12,316
Net realized gains                                    81,311            215,610
Net unrealized gains or losses              +        109,886            (67,250)
                                            ----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      202,091            160,676

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        5,474              5,423
Select Shares                               +          5,977              5,623
                                            ----------------   -----------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $11,451            $11,046 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                               11/1/04-10/31/05            11/1/03-10/31/04
                              SHARES         VALUE        SHARES          VALUE
SHARES SOLD
Investor Shares                4,246       $91,743         5,935       $114,857
Select Shares              +   5,026       109,688         6,358        121,773
                           -----------------------------------------------------
TOTAL SHARES SOLD              9,272      $201,431        12,293       $236,630
SHARES REINVESTED
Investor Shares                  237        $5,085           270         $5,073
Select Shares              +     256         5,502           278          5,234
                           -----------------------------------------------------
TOTAL SHARES REINVESTED          493       $10,587           548        $10,307
SHARES REDEEMED
Investor Shares              (11,218)    ($243,579)      (11,208)     ($215,266)
Select Shares              +  (7,843)     (170,831)      (10,118)      (196,867)
                           -----------------------------------------------------
TOTAL SHARES REDEEMED        (19,061)    ($414,410)      (21,326)     ($412,133) c

NET TRANSACTIONS
IN FUND SHARES                (9,296)    ($202,392)       (8,485)     ($165,196)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/04-10/31/05            11/1/03-10/31/04
                              SHARES    NET ASSETS        SHARES     NET ASSETS
Beginning of period           81,750    $1,629,726        90,235     $1,645,292
Total decrease             +  (9,296)      (11,752)       (8,485)       (15,566)
                           -----------------------------------------------------
END OF PERIOD                 72,454    $1,617,974        81,750     $1,629,726 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $11,314 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                       CURRENT             PRIOR
                        PERIOD            PERIOD
  Ordinary income      $11,451           $11,046
  Long-term
  capital gains            $--               $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                       CURRENT             PRIOR
                        PERIOD            PERIOD
  Investor Shares          $44               $68
  Select Shares           + 50            +   33
                            --                --
    TOTAL                  $94              $101

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $8,490 and $9,047 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                    7.2%
  Growth Portfolio                        8.2%
  Balanced Portfolio                      4.9%
  Conservative Portfolio                  1.9%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                     0.4%


50 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                           10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      19.04       17.48       14.35       16.62       22.49
                                                          -----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.29        0.19        0.16        0.16        0.15
   Net realized and unrealized gains or losses               1.69        1.53        3.14       (2.27)      (5.87)
                                                          -----------------------------------------------------------------
   Total income or loss from investment operations           1.98        1.72        3.30       (2.11)      (5.72)
Less distributions:
   Dividends from net investment income                     (0.25)      (0.16)      (0.17)      (0.16)      (0.15)
                                                          -----------------------------------------------------------------
Net asset value at end of period                            20.77       19.04       17.48       14.35       16.62
                                                          -----------------------------------------------------------------
Total return (%)                                            10.45        9.93       23.24      (12.86)     (25.55)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.54        0.56        0.53        0.40        0.40
   Gross operating expenses                                  0.54        0.56        0.59        0.62        0.65
   Net investment income                                     1.37        1.07        1.18        1.11        0.94
Portfolio turnover rate                                         2           2           3           2           2
Net assets, end of period ($ x 1,000,000)                     600         592         469         263         224


                                                         See financial notes. 51

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                          11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                             10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      19.09       17.52       14.37       16.65       22.52
                                                          -----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.31        0.22        0.20        0.19        0.18
   Net realized and unrealized gains or losses               1.71        1.54        3.14       (2.29)      (5.87)
                                                          -----------------------------------------------------------------
   Total income or loss from investment operations           2.02        1.76        3.34       (2.10)      (5.69)
Less distributions:
   Dividends from net investment income                     (0.28)      (0.19)      (0.19)      (0.18)      (0.18)
                                                          -----------------------------------------------------------------
Net asset value at end of period                            20.83       19.09       17.52       14.37       16.65
                                                          -----------------------------------------------------------------
Total return (%)                                            10.63       10.10       23.50      (12.81)     (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.39        0.39        0.36        0.27        0.27
   Gross operating expenses                                  0.39        0.41        0.44        0.47        0.50
   Net investment income                                     1.52        1.23        1.35        1.24        1.07
Portfolio turnover rate                                         2           2           3           2           2
Net assets, end of period ($ x 1,000,000)                     617         548         429         264         257


52 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                  1,058,474       1,212,821

  0.3%  SHORT-TERM
        INVESTMENT                                        3,196           3,196

  0.0%  U.S. TREASURY
        OBLIGATIONS                                         274             274

  0.0%  PREFERRED STOCK                                      64              74

  0.0%  WARRANTS                                            147              --

  0.0%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,062,155       1,216,365

  2.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               26,922          26,922

(2.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (26,001)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,217,286

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       COMMON STOCK 99.6% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Other Securities                                     0.6            6,867

       BANKS 7.3%
       -------------------------------------------------------------------------
  =(7) Bank of America
       Corp. 338,518                                        1.2           14,807
       U.S. Bancorp 158,531                                 0.4            4,689
       Wachovia Corp. 133,649                               0.6            6,752
       Wells Fargo & Co. 137,577                            0.7            8,282
       Other Securities                                     4.4           54,573
                                                       --------      -----------
                                                            7.3           89,103
       BUSINESS SERVICES 0.1%
       -------------------------------------------------------------------------
       Other Securities                                     0.1            1,052

       CAPITAL GOODS 7.6%
       -------------------------------------------------------------------------
       3M Co. 65,000                                        0.4            4,939
       The Boeing Co. 68,800                                0.4            4,447
  =(2) General Electric Co. 854,566                         2.4           28,978
       Other Securities                                     4.4           53,970
                                                       --------      -----------
                                                            7.6           92,334


                                                         See financial notes. 53

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       COMMERCIAL SERVICES & SUPPLIES 1.6%
       -------------------------------------------------------------------------
       Other Securities                                     1.6           19,884

       CONSUMER DURABLES & APPAREL 1.8%
       -------------------------------------------------------------------------
       Other Securities                                     1.8           22,351

       DIVERSIFIED FINANCIALS 7.0%
       -------------------------------------------------------------------------
       American Express
       Co. 105,150                                          0.4            5,233
    /  The Charles Schwab
       Corp. 111,120                                        0.1            1,689
  =(4) Citigroup, Inc. 427,436                              1.6           19,568
       Goldman Sachs Group,
       Inc. 38,700                                          0.4            4,891
       JPMorgan Chase &
       Co. 295,944                                          0.9           10,838
       Merrill Lynch & Co.,
       Inc. 79,800                                          0.4            5,166
       Morgan Stanley 90,300                                0.4            4,913
       Other Securities                                     2.8           32,320
                                                       --------      -----------
                                                            7.0           84,618
       ENERGY 8.6%
       -------------------------------------------------------------------------
       ChevronTexaco Corp. 192,819                          0.9           11,004
       ConocoPhillips 112,196                               0.6            7,335
  =(1) Exxon Mobil Corp. 537,816                            2.5           30,193
       Schlumberger Ltd. 50,000                             0.4            4,539
       Other Securities                                     4.2           52,071
                                                       --------      -----------
                                                            8.6          105,142
       FOOD & STAPLES RETAILING 2.3%
       -------------------------------------------------------------------------
  (10) Wal-Mart Stores, Inc. 289,200                        1.1           13,682
       Other Securities                                     1.2           14,531
                                                       --------      -----------
                                                            2.3           28,213
       FOOD BEVERAGE & TOBACCO 4.6%
       -------------------------------------------------------------------------
       Altria Group, Inc. 168,800                           1.0           12,668
       The Coca-Cola Co. 202,200                            0.7            8,650
       PepsiCo, Inc. 140,800                                0.7            8,319
       Other Securities                                     2.2           26,241
                                                       --------      -----------
                                                            4.6           55,878
       HEALTH CARE EQUIPMENT & SERVICES 5.6%
       -------------------------------------------------------------------------
       Medtronic, Inc. 98,374                               0.5            5,574
       UnitedHealth Group,
       Inc. 102,600                                         0.5            5,940
       Other Securities                                     4.6           56,300
                                                       --------      -----------
                                                            5.6           67,814
       HOTELS RESTAURANTS & LEISURE 1.8%
       -------------------------------------------------------------------------
       Other Securities                                     1.8           21,909

       HOUSEHOLD & PERSONAL PRODUCTS 2.0%
       -------------------------------------------------------------------------
  =(5) Procter & Gamble
       Co. 290,815                                          1.3           16,283
       Other Securities                                     0.7            8,224
                                                       --------      -----------
                                                            2.0           24,507
       INSURANCE 5.3%
       -------------------------------------------------------------------------
   (8) American International Group,
       Inc. 211,922                                         1.1           13,733
     o Berkshire Hathaway, Inc.,
       Class A 119                                          0.9           10,222
       Other Securities                                     3.3           40,656
                                                       --------      -----------
                                                            5.3           64,611
       MATERIALS 3.3%
       -------------------------------------------------------------------------
       Other Securities                                     3.3           39,827

       MEDIA 3.8%
       -------------------------------------------------------------------------
       Time Warner, Inc. 367,052                            0.5            6,545
       Viacom, Inc., Class B 144,012                        0.4            4,460
       Other Securities                                     2.9           35,149
                                                       --------      -----------
                                                            3.8           46,154
       PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
       -------------------------------------------------------------------------
       Abbott Laboratories 125,705                          0.5            5,412
     o Amgen, Inc. 103,268                                  0.6            7,824
       Eli Lilly & Co. 92,400                               0.4            4,601
     o Genentech, Inc. 83,300                               0.6            7,547
   (6) Johnson & Johnson 246,370                            1.3           15,428
       Merck & Co., Inc. 183,552                            0.4            5,180
   (9) Pfizer, Inc. 631,552                                 1.1           13,730
       Wyeth 109,400                                        0.4            4,875
       Other Securities                                     1.8           22,245
                                                       --------      -----------
                                                            7.1           86,842


54 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       REAL ESTATE 2.1%
       -------------------------------------------------------------------------
       Other Securities                                     2.1           26,128

       RETAILING 4.2%
       -------------------------------------------------------------------------
       Home Depot, Inc. 181,000                             0.6            7,428
       Other Securities                                     3.6           43,559
                                                       --------      -----------
                                                            4.2           50,987
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
       -------------------------------------------------------------------------
       Intel Corp. 533,832                                  1.0           12,545
       Other Securities                                     1.8           21,071
                                                       --------      -----------
                                                            2.8           33,616
       SOFTWARE & SERVICES 6.3%
       -------------------------------------------------------------------------
     o Google, Inc., Class A 22,500                         0.7            8,373
  =(3) Microsoft Corp. 884,960                              1.9           22,743
     o Oracle Corp. 429,500                                 0.5            5,446
       Other Securities                                     3.2           39,492
                                                       --------      -----------
                                                            6.3           76,054
       TECHNOLOGY HARDWARE & EQUIPMENT 6.2%
       -------------------------------------------------------------------------
     o Cisco Systems, Inc. 563,969                          0.8            9,841
     o Dell, Inc. 202,100                                   0.5            6,443
       Hewlett-Packard Co. 252,916                          0.6            7,092
       International Business
       Machines Corp. 135,450                               0.9           11,091
       Qualcomm, Inc. 135,100                               0.4            5,372
       Other Securities                                     3.0           36,004
                                                       --------      -----------
                                                            6.2           75,843
       TELECOMMUNICATION SERVICES 2.6%
       -------------------------------------------------------------------------
       SBC Communications,
       Inc. 281,016                                         0.6            6,702
       Sprint Corp.
       (FON Group) 229,430                                  0.4            5,348
       Verizon Communications,
       Inc. 232,468                                         0.6            7,325
       Other Securities                                     1.0           12,850
                                                       --------      -----------
                                                            2.6           32,225
       TELEPHONE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0                5

       TRANSPORTATION 1.7%
       -------------------------------------------------------------------------
       United Parcel Service, Inc.,
       Class B 91,480                                       0.6            6,673
       Other Securities                                     1.1           13,899
                                                       --------      -----------
                                                            1.7           20,572
       UTILITIES 3.3%
       -------------------------------------------------------------------------
       Other Securities                                     3.3           40,285

       PREFERRED STOCK 0.0% of net assets

       REAL ESTATE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               74

       WARRANTS 0.0% of net assets

       MEDIA 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               --

       SOFTWARE & SERVICES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               --

       RIGHTS 0.0% of net assets

       PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               --

       SECURITY
          RATE, MATURITY DATE
          FACE AMOUNT ($ x 1,000)

       SHORT-TERM INVESTMENT 0.3% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05
          3,196                                             0.3            3,196

       U.S. TREASURY OBLIGATIONS 0.0% of net assets

     = U.S. Treasury Bills
          3.46%-3.53%, 12/15/05
          275                                               0.0              274

END OF INVESTMENTS.


                                                         See financial notes. 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       2.2% of net assets

       SHORT-TERM INVESTMENT 2.2%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 26,921,966                                                    26,922

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                    Number of        Contract         Unrealized
                                    Contracts         Value              Gains
S&P 500 Index, e-mini, Long
Expires 12/18/05                       55             3,327               65


56 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $26,507 of securities on loan)                         $1,216,365 a
Collateral invested for securities on loan                               26,922
Receivables:
   Fund shares sold                                                       1,024
   Dividends                                                                992
   Due from brokers for futures                                             107
   Income from securities on loan                                            15
Prepaid expenses                                                     +       18
                                                                     ----------
TOTAL ASSETS                                                          1,245,443

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               26,922
Payables:
   Fund shares redeemed                                                   1,107
   Investment adviser and administrator fees                                 25
   Transfer agent and shareholder service fees                               17
   Interest expense                                                          3
Accrued expenses                                                     +       83
                                                                     ----------
TOTAL LIABILITIES                                                        28,157

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,245,443
TOTAL LIABILITIES                                                    -   28,157
                                                                     ----------
NET ASSETS                                                           $1,217,286

NET ASSETS BY SOURCE
Capital received from investors                                       1,069,522
Net investment income not yet distributed                                11,788
Net realized capital losses                                             (18,299)b
Net unrealized capital gains                                            154,275 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS           NET ASSETS       +       OUTSTANDING       =          NAV
Investor Shares        $ 599,976                    28,883               $20.77
Select Shares          $ 617,310                    29,633               $20.83

  Unless stated, all numbers x 1,000.

a The fund paid $1,062,155 for these securities.

  Includes securities valued at fair value worth $9 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                               $27,611
    Sales/maturities                        $43,444

  The fund's total security transactions with other Schwab Funds(R) during the period were $652.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -------------------------------------------------
  PORTFOLIO COST                         $1,063,013

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $327,833
  Losses                               +   (174,481)
                                       ------------
                                           $153,352

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $11,792
  Long-term capital gains                       $--

  CAPITAL LOSSES UTILIZED                    $4,388

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2009                                     $1,044
    2010                                     11,486
    2011                                      3,976
    2012                                +       874
                                        -----------
                                            $17,380


                                                         See financial notes. 57

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $22,841 a
Interest                                                                     57
Lending of securities                                                 +     221
                                                                      ---------
TOTAL INVESTMENT INCOME                                                  23,119

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         3,493
Net realized gains on futures contracts                               +     501
                                                                      ---------
NET REALIZED GAINS                                                        3,994

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      97,843
Net unrealized losses on futures contracts                            +     (14)
                                                                      ---------
NET UNREALIZED GAINS                                                     97,829

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,060 b
Transfer agent and shareholder service fees:
 Investor Shares                                                          1,548 c
 Select Shares                                                              590 c
Trustees' fees                                                               13 d
Custodian fees                                                               82
Portfolio accounting fees                                                   171
Professional fees                                                            41
Registration fees                                                            66
Shareholder reports                                                          65
Interest expense                                                              6
Other expenses                                                        +      36
                                                                      ---------
Total expenses                                                            5,678
Expense reduction                                                     -      36 e
                                                                      ---------
NET EXPENSES                                                              5,642

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  23,119
NET EXPENSES                                                          -   5,642
                                                                      ---------
NET INVESTMENT INCOME                                                    17,477
NET REALIZED GAINS                                                        3,994 f
NET UNREALIZED GAINS                                                  +  97,829 f
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $119,300

  Unless stated, all numbers x 1,000.

a Net of $2 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent(Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                                       % OF AVERAGE
  SHARE CLASS                      DAILY NET ASSETS
  -------------------------------------------------
  Investor Shares                              0.58
  Select Shares                                0.39

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $101,823.


58 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05   11/1/03-10/31/04
Net investment income                                 $17,477            $12,208
Net realized gains                                      3,994                286
Net unrealized gains                         +         97,829             83,701
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       119,300             96,195

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         7,770              4,522
Select Shares                                +          7,956              4,835
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $15,726             $9,357 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                                 SHARES       VALUE        SHARES       VALUE
SHARES SOLD
Investor Shares                   5,085      $102,573       9,767      $180,735
Select Shares                  +  6,795       138,664       8,998       165,692
                               -------------------------------------------------
TOTAL SHARES SOLD                11,880      $241,237      18,765      $346,427

SHARES REINVESTED
Investor Shares                     362        $7,203         237        $4,213
Select Shares                  +    328         6,531         222         3,957
                               -------------------------------------------------
TOTAL SHARES REINVESTED             690       $13,734         459        $8,170

SHARES REDEEMED
Investor Shares                  (7,672)    ($155,939)     (5,759)    ($106,552)
Select Shares                  + (6,203)     (126,000)     (5,052)      (92,791)
                               -------------------------------------------------
TOTAL SHARES REDEEMED           (13,875)    ($281,939)    (10,761)    ($199,343) c

NET TRANSACTIONS
IN FUND SHARES                   (1,305)     ($26,968)      8,463      $155,254

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-10/31/05          11/1/03-10/31/04
                                 SHARES   NET ASSETS      SHARES     NET ASSETS
Beginning of period              59,821   $1,140,680      51,358       $898,588
Total increase or
decrease                       + (1,305)      76,606       8,463        242,092
                               -------------------------------------------------
END OF PERIOD                    58,516   $1,217,286      59,821     $1,140,680 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $15,726 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                                 CURRENT      PRIOR
                                  PERIOD     PERIOD

  Ordinary income                $15,726    $ 9,357
  Long-term capital
  gains                              $--        $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:

  Investor Shares                               $38
  Select Shares                             +    32
                                            -------
  TOTAL                                         $70

  PRIOR PERIOD:
  Investor Shares                               $70
  Select Shares                             +    59
                                            -------
  TOTAL                                        $129

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $11,788 and $10,037 at the end of the current period and prior period, respectively.


                                                         See financial notes. 59

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                        10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   14.82       12.74       10.47       12.22       17.13
                                                       -------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.35        0.26        0.23        0.21        0.15
   Net realized and unrealized gains or losses            2.18        2.05        2.25       (1.82)      (4.81)
                                                       -------------------------------------------------------------------
   Total income or loss from investment operations        2.53        2.31        2.48       (1.61)      (4.66)
Less distributions:
   Dividends from net investment income                  (0.28)      (0.23)      (0.21)      (0.14)      (0.25)
                                                       -------------------------------------------------------------------
Net asset value at end of period                         17.07       14.82       12.74       10.47       12.22
                                                       -------------------------------------------------------------------
   Total return (%)                                      17.30       18.40       24.24      (13.34)     (27.58)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.68        0.69        0.65        0.58        0.58
   Gross operating expenses                               0.72        0.73        0.74        0.76        0.75
   Net investment income                                  2.05        1.78        2.01        1.70        1.14
Portfolio turnover rate                                     10           1           7          13          18
Net assets, end of period ($ x 1,000,000)                  595         550         494         443         519


60 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                       11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                          10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   14.83       12.75       10.47       12.23       17.14
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.38        0.28        0.25        0.21        0.16
   Net realized and unrealized gains or losses            2.19        2.05        2.26       (1.82)      (4.80)
                                                       -----------------------------------------------------------------------------
   Total income or loss from investment operations        2.57        2.33        2.51       (1.61)      (4.64)
Less distributions:
   Dividends from net investment income                  (0.31)      (0.25)      (0.23)      (0.15)      (0.27)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                         17.09       14.83       12.75       10.47       12.23
                                                       -----------------------------------------------------------------------------
Total return (%)                                         17.56       18.56       24.50      (13.31)     (27.45)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.50        0.50        0.49        0.47        0.47
   Gross operating expenses                               0.57        0.58        0.59        0.61        0.60
   Net investment income                                  2.23        1.97        2.19        1.81        1.25
Portfolio turnover rate                                     10           1           7          13          18
Net assets, end of period ($ x 1,000,000)                  776         687         629         536         616

                                                         See financial notes. 61

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 @  All or a portion of this security is on loan

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 99.4%  FOREIGN COMMON
        STOCK                                           958,909       1,362,937

  0.3%  SHORT-TERM
        INVESTMENT                                        4,247           4,247

  0.1%  FOREIGN PREFERRED
        STOCK                                               766           1,042

  0.0%  WARRANTS                                            200              --
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               964,122       1,368,226

  6.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               85,164          85,164

(6.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (82,204)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,371,186

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       FOREIGN COMMON STOCK 99.4% of net assets

       AUSTRALIA 4.3%
       -------------------------------------------------------------------------
       BHP Billiton Ltd. 600,162                             0.7           9,309
       Other Securities                                      3.6          50,254
                                                        --------     -----------
                                                             4.3          59,563
       BELGIUM 0.9%
       -------------------------------------------------------------------------
       Other Securities                                      0.9          12,114

       CANADA 6.5%
       -------------------------------------------------------------------------
     @ Manulife Financial
       Corp. 131,759                                         0.5           6,860
     @ Royal Bank of Canada 107,744                          0.5           7,605
       Other Securities                                      5.5          74,820
                                                        --------     -----------
                                                             6.5          89,285
       DENMARK 0.7%
       -------------------------------------------------------------------------
       Other Securities                                      0.7           9,313

       FRANCE 10.3%
       -------------------------------------------------------------------------
       AXA SA 260,843                                        0.6           7,556
       BNP Paribas 132,633                                   0.7          10,060
       Sanofi-Aventis 173,827                                1.0          13,927
       Societe Generale,

       Class A 61,146                                        0.5           6,984
  @(5) Total SA 102,990                                      1.9          25,920
       Other Securities                                      5.6          76,843
                                                        --------     -----------
                                                            10.3         141,290
       GERMANY 7.4%
       -------------------------------------------------------------------------
       Allianz AG 59,288                                     0.6           8,388
       BASF AG 94,612                                        0.5           6,824
       DaimlerChrysler AG 142,504                            0.5           7,142
     @ Deutsche Bank AG 94,035                               0.6           8,817
       Deutsche Telekom AG 411,262                           0.5           7,274
       E.ON AG 112,817                                       0.7          10,225
       Siemens AG 144,278                                    0.8          10,747
       Other Securities                                      3.2          42,876
                                                        --------     -----------
                                                             7.4         102,293
       HONG KONG / CHINA 1.0%
       -------------------------------------------------------------------------
       Other Securities                                      1.0          14,204

62 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       IRELAND 0.1%
       -------------------------------------------------------------------------
       Other Securities                                      0.1             989

       ITALY 3.4%
       -------------------------------------------------------------------------
     @ ENI-Ente Nazionale
       Idrocarburi SPA 429,220                               0.8          11,490
       Other Securities                                      2.6          34,922
                                                        --------     -----------
                                                             3.4          46,412
       JAPAN 19.8%
       -------------------------------------------------------------------------
       Canon, Inc. 139,395                                   0.5           7,381
       Honda Motor Co. Ltd. 141,539                          0.6           7,874
       Mitsubishi UFJ Financial
       Group, Inc. 988                                       0.9          12,423
       Mizuho Financial Group,
       Inc. 1,395                                            0.7           9,316
       Nippon Telegraph & Telephone
       Corp. 1,667                                           0.6           7,971
       Sumitomo Mitsui Financial
       Group, Inc. 938                                       0.6           8,666
       Takeda Pharmaceutical Co.
       Ltd. 141,200                                          0.6           7,742
   (8) Toyota Motor Corp. 442,703                            1.5          20,535
       Other Securities                                     13.8         189,961
                                                        --------     -----------
                                                            19.8         271,869
       NETHERLANDS 3.7%
       -------------------------------------------------------------------------
       ABN Amro Holdings
       NV 311,572                                            0.5           7,370
       ING Groep NV 366,162                                  0.8          10,561
       Unilever NV 94,924                                    0.5           6,680
       Other Securities                                      1.9          25,767
                                                        --------     -----------
                                                             3.7          50,378
       SPAIN 4.2%
       -------------------------------------------------------------------------
       Banco Bilbao Vizcaya
       Argentaria SA 590,624                                 0.8          10,416
       Banco Santander Central
       Hispano SA 1,036,437                                  1.0          13,199
       Telefonica SA 830,416                                 1.0          13,256
       Other Securities                                      1.4          20,619
                                                        --------     -----------
                                                             4.2          57,490
       SWEDEN 2.0%
       -------------------------------------------------------------------------
       Telefonaktiebolaget LM
       Ericsson, Class B 2,453,793                           0.6           8,044
       Other Securities                                      1.4          18,996
                                                        --------     -----------
                                                             2.0          27,040
       SWITZERLAND 7.7%
       -------------------------------------------------------------------------
       Credit Suisse Group 190,854                           0.6           8,445
   (9) Nestle SA, Registered 67,591                          1.5          20,133
   (6) Novartis AG,
       Registered 430,836                                    1.7          23,180
  (10) Roche Holdings --
       Genus 121,834                                         1.3          18,209
       UBS AG, Registered 177,232                            1.1          15,115
       Other Securities                                      1.5          20,245
                                                        --------     -----------
                                                             7.7         105,327
       UNITED KINGDOM 27.4%
       -------------------------------------------------------------------------
       AstraZeneca PLC 284,404                               0.9          12,722
       Barclays PLC 1,124,769                                0.8          11,146
   (1) BP PLC 3,683,430                                      3.0          40,802
       Diageo PLC 523,989                                    0.6           7,739
   (4) GlaxoSmithKline
       PLC 1,023,700                                         1.9          26,625
       HBOS PLC 673,991                                      0.7           9,956
   (2) HSBC Holdings
       PLC 1,947,777                                         2.2          30,602
       Lloyds TSB Group
       PLC 957,348                                           0.6           7,829
       Rio Tinto PLC 188,475                                 0.5           7,181
       Royal Bank of Scotland
       Group PLC 549,711                                     1.1          15,222
   (7) Royal Dutch Shell PLC,
       A Shares 749,220                                      1.7          23,104
       Royal Dutch Shell PLC,
       B Shares 497,774                                      1.2          16,237
       Tesco PLC 1,376,566                                   0.5           7,330
   (3) Vodafone Group
       PLC 11,087,405                                        2.1          29,109
       Other Securities                                      9.6         129,766
                                                        --------     -----------
                                                            27.4         375,370


                                                         See financial notes. 63

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       UNITED STATES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                      0.0              --

       FOREIGN PREFERRED STOCK 0.1% of net assets

       GERMANY 0.1%
       -------------------------------------------------------------------------
       Other Securities                                      0.1           1,042

       WARRANTS 0.0% of net assets

       FRANCE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                      0.0              --

       UNITED STATES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                      0.0              --

       SECURITY
          RATE, MATURITY DATE
          FACE AMOUNT ($ x 1,000)

       SHORT-TERM INVESTMENT 0.3% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05
          4,247                                              0.3           4,247

END OF INVESTMENTS.

The foreign securities were valued at fair value in accordance with board approved procedures (see Accounting Policies).

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       6.2% of net assets

       OTHER INVESTMENT COMPANIES 6.2%
       -------------------------------------------------------------------------
       Securities Lending
       Investments Fund 85,164,128                                        85,164

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


64 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value
   (including $81,513 of securities on loan)                          $1,368,226 a
Collateral invested for securities on loan                                85,164
Foreign currency                                                             329 b
Receivables:
   Fund shares sold                                                        1,273
   Dividends                                                               2,155
   Income from securities on loan                                             33
   Dividend tax reclaim                                                      238
Prepaid expenses                                                    +         25
                                                                    -------------
TOTAL ASSETS                                                           1,457,443

LIABILITIES
---------------------------------------------------------------------------------
Collateral invested for securities on loan                                85,164
Cash overdraft                                                               309
Payables:
   Fund shares redeemed                                                      544
   Investment adviser and administrator fees                                  38
   Transfer agent and shareholder service fees                                27
Accrued expenses                                                    +        175
                                                                    -------------
TOTAL LIABILITIES                                                         86,257

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,457,443
TOTAL LIABILITIES                                                   -     86,257
                                                                    -------------
NET ASSETS                                                            $1,371,186

NET ASSETS BY SOURCE
Capital received from investors                                        1,238,568
Net investment income not yet distributed                                 25,265
Net realized capital losses                                             (296,707)
Net unrealized capital gains                                             404,060

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares          $595,389                    34,871               $17.07
Select Shares            $775,797                    45,402               $17.09

  Unless stated, all numbers x 1,000.

a The fund paid $964,122 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                     $131,589
  Sales/maturities              $188,232

  The fund's total security transactions with other Schwab Funds(R) during the period were $7,302.

b The fund paid $321 for these currencies.

FEDERAL TAX DATA

PORTFOLIO COST                  $969,936

NET UNREALIZED GAINS AND LOSSES:
Gains                           $454,477
Losses                       +   (56,187)
                             ------------
                                $398,290

AS OF OCTOBER 31, 2005:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                  $26,505
Long-term capital gains              $--
CAPITAL LOSSES UTILIZED          $16,242

UNUSED CAPITAL LOSSES:
Expires 10/31 of:            Loss amount
  2008                             1,176
  2009                           130,942
  2010                           112,722
  2011                            39,016
  2012                         +   8,278
                               ----------
                                $292,134

RECLASSIFICATIONS:
Net realized capital gains      $    813
Reclassified as:
Net investment income
  not yet distributed              ($813)


                                                         See financial notes. 65

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends                                                                $35,822 a
Interest                                                                     107
Securities on loan                                                    +    1,179
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   37,108

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized gains on investments                                         16,890
Net realized losses on foreign currency transactions                  +   (1,075)
                                                                      ----------
NET REALIZED GAINS                                                        15,815

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net unrealized gains on investments                                      169,763
Net unrealized losses on foreign currency transactions                +      (93)
                                                                      ----------
NET UNREALIZED GAINS                                                     169,670

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  5,414 b
Transfer agent and shareholder service fees:
   Investor Shares                                                         1,480 c
   Select Shares                                                             767 c
Trustees' fees                                                                15 d
Custodian fees                                                               587
Portfolio accounting fees                                                    190
Professional fees                                                             43
Registration fees                                                             45
Shareholder reports                                                           75
Interest expense                                                               4
Other expenses                                                                69
                                                                      ----------
Total expenses                                                        +    8,689
Expense reduction                                                     _      835 e
                                                                      ----------
NET EXPENSES                                                               7,854

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   37,108
NET EXPENSES                                                          _    7,854
                                                                      ----------
NET INVESTMENT INCOME                                                     29,254
NET REALIZED GAINS                                                        15,815 f
NET UNREALIZED GAINS                                                  +  169,670 f
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $214,739

  Unless stated, all numbers x 1,000.

a Net of $4,537 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $539 from the investment adviser (CSIM) and $296 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through at least February 27, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.69
  Select Shares                     0.50

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $185,485.


66 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05  11/1/03-10/31/04
Net investment income                           $29,254                 $22,962
Net realized gains or losses                     15,815                  (7,817)
Net unrealized gains                         +  169,670                 187,892
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS          214,739                 203,037

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                  10,423                   9,069
Select Shares                                +   14,231                  12,465
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME      $24,654                 $21,534 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                     5,337       $85,930      5,725       $80,057
Select Shares                   +   7,993       128,120      5,772        80,804
                                ---------     ---------    -------     ---------
TOTAL SHARES SOLD                  13,330      $214,050     11,497      $160,861

SHARES REINVESTED
Investor Shares                       617        $9,445        629        $8,293
Select Shares                   +     864        13,224        882        11,628
                                ---------     ---------    -------     ---------
TOTAL SHARES REINVESTED             1,481       $22,669      1,511       $19,921

SHARES REDEEMED
Investor Shares                    (8,209)    ($132,435)    (7,955)    ($111,302)
Select Shares                   +  (9,795)     (160,690)    (9,688)     (136,414)
                                ---------     ---------    -------     ---------
TOTAL SHARES REDEEMED             (18,004)    ($293,125)   (17,643)    ($247,716) c
NET TRANSACTIONS IN FUND
SHARES                             (3,193)     $(56,406)    (4,635)     $(66,934)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-10/31/05          11/1/03-10/31/04
                                   SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period                83,466    $1,237,507   $ 88,101    $1,122,938
Total increase or decrease      +  (3,193)      133,679     (4,635)      114,569
                                ---------    ----------   --------    ----------
END OF PERIOD                      80,273    $1,371,186     83,466    $1,237,507 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  The fund designates $22,047 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid were:

                      CURRENT      PRIOR
                       PERIOD     PERIOD
  Ordinary income     $24,654    $21,534
  Long-term
  capital gains           $--        $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

CURRENT PERIOD:
Investor Shares                      $52
Select Shares                     +  106
                                  ------
TOTAL                               $158
PRIOR PERIOD:
Investor Shares                      $50
Select Shares                     +   22
                                  ------
TOTAL                                $72

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $25,265 and $21,478 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

SCHWAB MARKETTRACK PORTFOLIOS
All Equity Portfolio               10.1%
Growth Portfolio                    9.6%
Balanced Portfolio                  5.7%
Conservative Portfolio              2.2%

SCHWAB ANNUITY PORTFOLIOS
Growth Portfolio II                 0.5%


                                                         See financial notes. 67

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                          INVESTOR        SELECT
FUND                                       SHARES         SHARES        e.SHARES
--------------------------------------------------------------------------------
S&P 500 INDEX FUND                           --             --             --
--------------------------------------------------------------------------------
SCHWAB 1000 INDEX FUND                       --             --
--------------------------------------------------------------------------------
SMALL-CAP INDEX FUND                         --             --
--------------------------------------------------------------------------------
TOTAL STOCK MARKET
INDEX FUND                                   --             --
--------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND                     --             --
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990

   SCHWAB 1000 INDEX FUND
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund
   Schwab Tax-Free YieldPlus Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free Bond Fund
   Schwab California Tax-Free YieldPlus Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab GNMA Fund

SCHWAB CAPITAL TRUST organized May 7, 1993

   SCHWAB S&P 500 INDEX FUND
   SCHWAB INSTITUTIONAL SELECT S&P 500 FUND
   SCHWAB SMALL-CAP INDEX FUND
   SCHWAB TOTAL STOCK MARKET INDEX FUND
   SCHWAB INTERNATIONAL INDEX FUND
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Premier Equity Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Large-Cap Growth Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Schwab Financial Services Fund
   Schwab Health Care Fund
   Schwab Technology Fund
   Schwab Target 2010 Fund
   Schwab Target 2020 Fund
   Schwab Target 2030 Fund
   Schwab Target 2040 Fund
   Schwab Retirement Income Fund

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds(R) buy and sell fund

SCHWAB EQUITY INDEX FUNDS

shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                    AMOUNT                           WEIGHTED
                                  OUTSTANDING       AVERAGE          AVERAGE
                                  AT 10/31/05     BORROWING*      INTEREST RATE*
FUND                              ($ x 1,000)     ($ x 1,000)          (%)
--------------------------------------------------------------------------------
SCHWAB S&P 500
INDEX FUND                           1,045          7,639             3.30
--------------------------------------------------------------------------------
SCHWAB 1000
INDEX FUND                            --            4,548             3.15
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                            --            2,272             3.07
--------------------------------------------------------------------------------
SCHWAB TOTAL
STOCK MARKET
INDEX FUND                            --              905             3.77
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                             309          2,464             4.03
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SCHWAB EQUITY INDEX FUNDS

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International Index Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guidelines adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB EQUITY INDEX FUNDS

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB EQUITY INDEX FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the summary of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects,the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
December 16, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments and Schwab Capital Trust (the "Trusts") and CSIM (the "Agreements") with respect to existing funds in the Trusts, operating as of December 31 of the previous year, including the Schwab S&P 500 Index Fund, the Schwab 1000 Index Fund, the Schwab Small-Cap Index Fund, the Schwab Total Stock Market Index Fund and the Schwab International Index Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreements for an additional one year period. The Board's approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreements.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreements, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example,such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full delibera-tions, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

     A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

     Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

     Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).           Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University,
1960                                                America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust,
                                                    Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                    Hospital; Director, Pacific Life Insurance Company (insurance); Trustee, Laudus
                                                    Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford University,
                                                    Special Advisor to the President. From 1996-2001: Stanford University, Vice
                                                    President of Business Affairs, Chief Financial Officer.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                   Investments, 1991;           and communications consulting). Until 1999: Executive Vice President, Managing
                       Capital Trust, 1993;         Director, Grey Advertising San Francisco. Until 1996: President, Chief Executive
                       Annuity Portfolios, 1994.    Officer, Allen & Dorward Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).           Until February 2004, Co-Chief Executive Officer, Aphton Corporation
1941                                                (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of
                                                    Business, University of California, Berkeley (higher education).

                                                    Director, Aphton Corporation (bio-pharmaceuticals), Mission West Properties
                                                    (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals), Pacific Stock & Option
                                                    Exchange; Non-Executive Chairman, Solectron Corporation (manufacturing);
                                                    Trustee, Laudus Trust and Laudus Variable Insurance Trust. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;       Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                   Investments, 1991;           (international financial services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).           Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham &
1950                                                Co. (investment advisors).

                                                    Director, Cooper Industries (electrical products, tools and hardware), Chairman,
                                                    Texas Southern University Foundation; Executive Committee & Board Member, MD
                                                    Anderson Cancer Center; Chairman of the audit committee of Northern Border
                                                    Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                   Investments, 1991;           Executive Officer, North American Trust (real estate investment trust).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;       Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                   Investments, 1991;           investment and management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(S);
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:           Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;       Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;           Management, Inc., Charles Schwab Bank, National Association; Chairman and Chief
                       Capital Trust, 1993;         Executive Officer, Schwab (SI) Holdings Inc. I, Schwab International Holdings,
                       Annuity Portfolios, 1994.    Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director,
                                                    U.S. Trust Company, National Association, U.S. Trust Corporation, United States
                                                    Trust Company of New York. Until 5/03, Co-Chief Executive Officer, The Charles
                                                    Schwab Corporation.

                                                    Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                    Institute (education), Stanford University; Chairman and Director, Charles
                                                    Schwab Foundation; Chairman of the Finance Committee, San Francisco Museum of
                                                    Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005                Executive Vice President and President, Asset Management Products & Services
1954                   (all trusts).                Enterprise, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                    Management (Ireland) Limited. From 9/02 to 7/04, Mr. Merk was President and
                                                    Chief Executive Officer, Charles Schwab Investment Management, Inc. and
                                                    Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02, Mr. Merk was
                                                    President and Chief Investment Officer, American Century Investment Management,
                                                    and Director, American Century Companies, Inc. (6/01 to 8/02); Chief Investment
                                                    Officer, Fixed, American Century Companies, Inc. (1/97 to 6/01).


OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief             Executive Vice President, President, Director, Charles Schwab Investment
1955                   Executive Officer            Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                       (all trusts).                Trust. Until 7/04: Senior Vice President for Development and Distribution, Asset
                                                    Management Products & Services Enterprise. Until 6/03: Executive Vice President,
                                                    Chief Financial Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment             Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                       Officer (all trusts).        Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH          TRUST OFFICE(s) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                   Chief Investment             Investment Management, Inc. Until 6/04: Vice President, Charles Schwab
                       Officer (all trusts).        Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                   Chief Investment             Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                       Officer (all trusts).        Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President, Charles
                                                    Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance             Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                   Officer (all trusts).        Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                    Trust and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles
                                                    Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002:
                                                    Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                    Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                    Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                   Financial Officer            Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                       (all trusts)                 From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab
                                                    & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab .com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13810-08

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

        Registrant's Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

        The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Registrant is composed of eleven series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and ten series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2005 and 2004 fiscal years, as applicable.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

           Audit Fees

           2005: $259,165    2004: $216,417

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

           Audit-Related Fees

           For services rendered to Registrant:

           2005: $52,314     2004: $15,279

           Nature of these services: tax provision review and procedures performed related to Registrant's service provider conversion.

           In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

           Tax Fees

           For services rendered to Registrant:

           2005: $30,551     2004: $26,118

           Nature of these services:  preparation and review of tax returns.

           In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

           All Other Fees

           For services rendered to Registrant:

           2005: $4,911      2004: $4,592

           Nature of these services: review of the methodology of allocation of
                                     Charles Schwab & Co., Inc. ("Schwab")
                                     expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

           In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

       2005: $145,786          2004: $209,481

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

       2005: $4,106,543        2004: $4,178,719

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS

SCHWAB 1000 INDEX(R) FUND

PORTFOLIO HOLDINGS as of October 31, 2005

The following is the schedule of portfolio holdings at 10/31/05. The schedule should be read in conjunction with the fund's annual report for the period ended 10/31/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                                 3,537,111       6,483,237

  0.1%   SHORT-TERM
         INVESTMENT                                       5,430           5,430

  0.0%   U.S. TREASURY
         OBLIGATION                                         398             398
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                            3,542,939       6,489,065

  3.7%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                             235,290         235,290

(3.6)%   OTHER ASSETS AND
         LIABILITIES, NET                                              (230,804)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             6,493,551

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK 99.8% of net assets

       AUTOMOBILES & COMPONENTS 0.5%
       -------------------------------------------------------------------------
       BorgWarner, Inc.    27,449                                         1,592
       Dana Corp.    74,776                                                 562
       Ford Motor Co.    872,613                                          7,260
       General Motors Corp.    277,905                                    7,615
       Gentex Corp.    43,972                                               827
     o Goodyear Tire & Rubber Co.    76,800                               1,201
       Harley-Davidson, Inc.    143,367                                   7,101
       Johnson Controls, Inc.    94,058                                   6,401
     @ Lear Corp.    27,360                                                 833
       Thor Industries, Inc.    11,200                                      365
     o TRW Automotive Holdings Corp.    48,243                            1,305
                                                                     -----------
                                                                         35,062
       BANKS 7.1%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    175,037                                        4,416
       Associated Banc-Corp.    61,348                                    1,915
       Astoria Financial Corp.    56,950                                  1,592
   (8) Bank of America Corp.    1,971,067                                86,214
       Bank of Hawaii Corp.    26,332                                     1,353
       BB&T Corp.    272,640                                             11,544
       BOK Financial Corp.    29,306                                      1,290
       Capitol Federal Financial    36,159                                1,261
       Cathay General Bancorp., Inc.    22,056                              860
       City National Corp.    24,400                                      1,790
       The Colonial BancGroup, Inc.    66,884                             1,629
       Comerica, Inc.    84,728                                           4,896
     @ Commerce Bancorp, Inc. N.J.    78,000                              2,377
       Commerce Bancshares, Inc.    34,424                                1,829
       Compass Bancshares, Inc.    61,012                                 2,975
       Countrywide Financial Corp.    274,780                             8,730
       Cullen/Frost Bankers, Inc.    25,600                               1,352
       Doral Financial Corp.    27,000                                      231
       East-West Bancorp, Inc.    21,198                                    812
       Fannie Mae    474,210                                             22,534
       Fifth Third Bancorp    270,030                                    10,847
       First Bancorp Puerto Rico    40,278                                  460
       First Horizon National Corp.    52,600                             2,035
       FirstMerit Corp.    42,473                                         1,120
       Freddie Mac    337,713                                            20,719
       Fremont General Corp.    28,597                                      620
       Fulton Financial Corp.    76,141                                   1,280
       Golden West Financial Corp.    150,713                             8,851
       Hibernia Corp., Class A    74,600                                  2,213
       Hudson City Bancorp, Inc.    286,540                               3,393
       Huntington Bancshares, Inc.    114,635                             2,666
       Independence Community Bank Corp.    41,300                        1,633
       IndyMac Bancorp, Inc.    30,095                                    1,123
       International Bancshares Corp.    31,740                             950
       KeyCorp, Inc.    201,514                                           6,497
       M&T Bank Corp.    57,929                                           6,232
       Marshall & Ilsley Corp.    110,189                                 4,734
       Mercantile Bankshares Corp.    39,607                              2,232
       MGIC Investment Corp.    49,100                                    2,909
       National City Corp.    320,579                                    10,332
     @ New York Community Bancorp, Inc.    124,682                        2,016
       North Fork Bancorp., Inc.    208,280                               5,278
       Peoples Bank-Bridgeport    70,396                                  2,267
     @ The PMI Group, Inc.    48,106                                      1,918
       PNC Financial Services Group, Inc.
       139,996                                                            8,499

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Popular, Inc.    131,113                                            2,656
       Radian Group, Inc.    46,000                                        2,397
     @ Regions Financial Corp.    224,397                                  7,304
       Sky Financial Group, Inc.    49,382                                 1,387
       The South Financial Group, Inc.    34,000                             937
       Sovereign Bancorp, Inc.    170,258                                  3,672
       SunTrust Banks, Inc.    177,900                                    12,894
       Synovus Financial Corp.    151,462                                  4,161
       TCF Financial Corp.    69,886                                       1,894
       U.S. Bancorp    915,765                                            27,088
       UCBH Holdings, Inc.    45,334                                         789
       UnionBanCal Corp.    73,965                                         5,065
       Valley National Bancorp    41,083                                     996
       W Holding Co., Inc.    73,624                                         568
       Wachovia Corp.    785,243                                          39,671
       Washington Federal, Inc.    42,651                                    981
       Washington Mutual, Inc.    452,393                                 17,915
       Webster Financial Corp.    24,223                                   1,118
       Wells Fargo & Co.    829,067                                       49,910
       WestCorp., Inc.    25,969                                           1,636
       Whitney Holding Corp.    30,678                                       828
       Wilmington Trust Corp.    33,237                                    1,260
       Zions Bancorp.    44,900                                            3,299
                                                                     -----------
                                                                         458,850
       CAPITAL GOODS 7.4%
       -------------------------------------------------------------------------
       3M Co.    383,920                                                  29,170
     o Alleghany Corp.    3,720                                            1,120
     o Alliant Techsystems, Inc.    18,518                                 1,300
       American Power Conversion Corp.    99,966                           2,138
       American Standard Cos., Inc.    107,204                             4,078
       Ametek, Inc.    34,154                                              1,391
       The Boeing Co.    408,604                                          26,412
       Briggs & Stratton Corp.    10,205                                     326
       Carlisle Cos., Inc.    6,310                                          421
       Caterpillar, Inc.    333,056                                       17,515
       Cooper Industries Ltd., Class A    71,500                           5,069
       Cummins, Inc.    21,783                                             1,860
       Danaher Corp.    152,720                                            7,957
       Deere & Co.    115,558                                              7,012
       Donaldson Co., Inc.    37,700                                       1,178
       Dover Corp.    99,237                                               3,868
       Eaton Corp.    74,965                                               4,410
       Emerson Electric Co.    208,759                                    14,519
       Fastenal Co.    31,300                                              2,195
     @ Fluor Corp.    41,079                                               2,613
       General Dynamics Corp.    99,312                                   11,550
  =(2) General Electric Co.    5,117,534                                 173,536
       Goodrich Corp.    59,092                                            2,132
       Graco, Inc.    34,694                                               1,189
       Harsco Corp.    20,300                                              1,304
       Honeywell International, Inc.    425,743                           14,560
       Hubbell, Inc., Class B    30,138                                    1,451
       Hughes Supply, Inc.    15,795                                         528
       IDEX Corp.    24,716                                                  989
       Illinois Tool Works, Inc.    147,661                               12,516
       Ingersoll-Rand Co., Class A    171,044                              6,464
       ITT Industries, Inc.    45,609                                      4,634
     o Jacobs Engineering Group, Inc.    18,578                            1,184
       Joy Global, Inc.    37,600                                          1,725
       L-3 Communications Holdings, Inc.    56,067                         4,363
       Lockheed Martin Corp.    220,083                                   13,328
     @ Masco Corp.    220,293                                              6,278
       MSC Industrial Direct Co., Class A
       34,392                                                              1,313
     o Navistar International Corp.    34,966                                962
       Northrop Grumman Corp.    177,732                                   9,535
       Oshkosh Truck Corp.    34,288                                       1,494
       Paccar, Inc.    85,914                                              6,016
       Pall Corp.    39,733                                                1,039
       Parker Hannifin Corp.    58,269                                     3,652
       Pentair, Inc.    49,400                                             1,605
       Precision Castparts Corp.    65,028                                 3,080
       Raytheon Co.    223,790                                             8,269
       Rockwell Automation, Inc.    92,549                                 4,919
       Rockwell Collins, Inc.    87,553                                    4,012
       Roper Industries, Inc.    41,398                                    1,561
       SPX Corp.    38,114                                                 1,640
       Teleflex, Inc.    20,146                                            1,334
     o Terex Corp.    24,737                                               1,360
       Textron, Inc.    68,603                                             4,942
     o Thomas & Betts Corp.    29,529                                      1,149
       The Timken Co.    45,094                                            1,279
       Toro Co.    24,336                                                    889
       United Technologies Corp.    499,582                               25,619
       W.W. Grainger, Inc.    44,776                                       2,999
                                                                     -----------
                                                                         480,951
       COMMERCIAL SERVICES & SUPPLIES 1.2%
       -------------------------------------------------------------------------
     o ACCO Brands Corp.    45                                                 1
       Adesa, Inc.    47,504                                               1,017
     o Allied Waste Industries, Inc.    101,043                              822
    @o Apollo Group, Inc., Class A    90,921                               5,730
       Aramark Corp., Class B    91,887                                    2,336
       Avery Dennison Corp.    48,415                                      2,743
       The Brink's Co.    25,615                                           1,006
     o Career Education Corp.    50,900                                    1,812
       Cendant Corp.    520,625                                            9,069
     o ChoicePoint, Inc.    44,386                                         1,876
     @ Cintas Corp.    84,210                                              3,416
     o Copart, Inc.    44,500                                              1,041
       Corporate Executive Board Co.    19,544                             1,615
       Deluxe Corp.    10,653                                                355
     o Dun & Bradstreet Corp.    35,225                                    2,230

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Education Management Corp.    36,200                                1,116
       Equifax, Inc.    68,000                                             2,344
       H&R Block, Inc.    96,250                                           2,393
       Herman Miller, Inc.    35,500                                         973
       HNI Corp.    28,787                                                 1,408
     o ITT Educational Services, Inc.    22,600                            1,249
     o Laureate Education, Inc.    10,400                                    514
       Manpower, Inc.    44,325                                            2,007
     o Monster Worldwide, Inc.    56,300                                   1,847
       Pitney Bowes, Inc.    114,441                                       4,816
       R.R. Donnelley & Sons Co.    109,717                                3,842
       Republic Services, Inc.    75,300                                   2,662
       Robert Half International, Inc.    86,283                           3,182
     o The ServiceMaster Co.    143,153                                    1,801
       Steelcase, Inc., Class A    74,242                                  1,063
     o Stericycle, Inc.    20,823                                          1,199
       Waste Management, Inc.    277,277                                   8,182
     o West Corp.    33,793                                                1,333
                                                                     -----------
                                                                          77,000
       CONSUMER DURABLES & APPAREL 1.5%
       -------------------------------------------------------------------------
       Beazer Homes USA, Inc.    20,298                                    1,176
       Black & Decker Corp.    39,871                                      3,275
       Brunswick Corp.    47,300                                           1,804
     @ Centex Corp.    56,100                                              3,610
     o Coach, Inc.    186,372                                              5,997
     o Columbia Sportswear Co.    15,204                                     645
       D.R. Horton, Inc.    153,697                                        4,717
       Eastman Kodak Co.    139,721                                        3,060
       Fortune Brands, Inc.    70,828                                      5,381
     o Fossil, Inc.    13,800                                                216
       Harman International Industries, Inc.
       32,997                                                              3,295
       Hasbro, Inc.    88,325                                              1,664
     o Hovnanian Enterprises, Inc., Class A
       20,711                                                                932
       Jones Apparel Group, Inc.    62,449                                 1,704
       KB Home    45,176                                                   2,952
       Leggett & Platt, Inc.    70,395                                     1,411
     @ Lennar Corp., Class A    76,875                                     4,273
       Liz Claiborne, Inc.    53,000                                       1,866
     o Marvel Entertainment, Inc.    54,563                                  960
       Mattel, Inc.    201,970                                             2,979
       MDC Holdings, Inc.    14,679                                        1,007
    @o Meritage Corp.    12,680                                              790
     o Mohawk Industries, Inc.    30,639                                   2,391
       Newell Rubbermaid, Inc.    136,926                                  3,148
       Nike, Inc., Class B    130,784                                     10,992
     o NVR, Inc.    3,098                                                  2,124
       Polaris Industries, Inc.    17,514                                    790
       Polo Ralph Lauren Corp.    50,395                                   2,479
       Pulte Homes, Inc.    122,712                                        4,637
     o Quiksilver, Inc.    58,434                                            674
       Reebok International Ltd.    29,118                                 1,661
       The Ryland Group, Inc.    23,350                                    1,571
     @ Snap-On, Inc.    28,550                                             1,028
       Standard-Pacific Corp.    33,050                                    1,275
     @ The Stanley Works    40,891                                         1,960
    @o Tempur-Pedic International, Inc.    13,522                            150
     o Timberland Co., Class A    34,318                                     966
     o Toll Brothers, Inc.    73,400                                       2,709
       VF Corp.    54,600                                                  2,853
       Whirlpool Corp.    32,643                                           2,562
                                                                     -----------
                                                                          97,684
       DIVERSIFIED FINANCIALS 7.5%
       -------------------------------------------------------------------------
       A.G. Edwards, Inc.    39,343                                        1,665
       Advance America Cash Advance Centers,
       Inc.    42,043                                                        511
     o Affiliated Managers Group, Inc.    14,845                           1,139
       Alliance Capital Management Holding
       L.P.    39,989                                                      2,117
       American Express Co.    618,788                                    30,797
     o AmeriCredit Corp.    78,300                                         1,750
     o Ameriprise Financial, Inc.    124,557                               4,636
     o Ameritrade Holding Corp.    209,564                                 4,407
       The Bank of New York Co., Inc.    385,410                          12,059
       The Bear Stearns Cos., Inc.    50,713                               5,365
       Capital One Financial Corp.    118,862                              9,075
     o CapitalSource, Inc.    47,184                                       1,038
     / The Charles Schwab Corp.    666,890                                10,137
       Chicago Mercantile Exchange    16,141                               5,894
       CIT Group, Inc.    104,268                                          4,768
   (4) Citigroup, Inc.    2,523,200                                      115,512
     o E*TRADE Financial Corp.    182,900                                  3,393
       Eaton Vance Corp.    64,203                                         1,598
       Federated Investors, Inc., Class B
       53,850                                                              1,885
     @ The First Marblehead Corp.    12,876                                  381
       Franklin Resources, Inc.    123,986                                10,957
       Goldman Sachs Group, Inc.    233,670                               29,529
       Instinet Group, Inc.    130,062                                       642
     @ Investors Financial Services Corp.
       16,590                                                                633
       Janus Capital Group, Inc.    110,800                                1,945
       Jefferies Group, Inc.    13,658                                       580
       JPMorgan Chase & Co.    1,753,831                                  64,225
       Legg Mason, Inc.    49,847                                          5,349
       Lehman Brothers Holdings, Inc.    134,775                          16,129
       Leucadia National Corp.    53,256                                   2,288
       MBNA Corp.    624,713                                              15,974
       Mellon Financial Corp.    210,025                                   6,656
       Merrill Lynch & Co., Inc.    453,215                               29,341
       Moody's Corp.    146,426                                            7,799
       Morgan Stanley    535,123                                          29,116
       Northern Trust Corp.    108,776                                     5,830

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Nuveen Investments, Inc., Class A    46,000                        1,862
       Principal Financial Group, Inc.    153,144                         7,601
       Raymond James Financial, Inc.    36,937                            1,257
       SEI Investments Co.    50,722                                      1,968
       SLM Corp.    211,219                                              11,729
       State Street Corp.    166,786                                      9,212
       Student Loan Corp.    10,015                                       2,195
       T. Rowe Price Group, Inc.    63,725                                4,175
     o WFS Financial, Inc.    8,485                                         610
                                                                     -----------
                                                                        485,729
       ENERGY 8.8%
       -------------------------------------------------------------------------
       Amerada Hess Corp.    44,841                                       5,610
       Anadarko Petroleum Corp.    115,598                               10,486
       Apache Corp.    160,450                                           10,242
     @ Baker Hughes, Inc.    165,530                                      9,098
       BJ Services Co.    157,146                                         5,461
       Burlington Resources, Inc.    192,780                             13,923
    @o CAL Dive International, Inc.    19,169                             1,180
       Chesapeake Energy Corp.    151,697                                 4,869
     @ ChevronTexaco Corp.    1,121,151                                  63,984
       ConocoPhillips    678,682                                         44,372
     o Cooper Cameron Corp.    27,200                                     2,005
     o Denbury Resources, Inc.    21,471                                    937
       Devon Energy Corp.    236,482                                     14,279
       Diamond Offshore Drilling, Inc.    64,759                          3,656
       El Paso Corp.    300,981                                           3,570
       ENSCO International, Inc.    75,628                                3,448
     @ Enterprise Products Partners L.P.
       163,153                                                            4,219
       EOG Resources, Inc.    116,731                                     7,912
   (1) Exxon Mobil Corp.    3,097,377                                   173,887
     o FMC Technologies, Inc.    26,892                                     980
     o Forest Oil Corp.    29,010                                         1,267
     @ General Maritime Corp.    16,645                                     620
       GlobalSantaFe Corp.    114,521                                     5,102
     o Grant Prideco, Inc.    61,456                                      2,390
       Halliburton Co.    246,310                                        14,557
       Helmerich & Payne, Inc.    25,246                                  1,399
       Kerr-McGee Corp.    55,976                                         4,760
     o Kinder Morgan Management LLC    22,210                             1,075
     @ Kinder Morgan, Inc.    58,563                                      5,323
       Marathon Oil Corp.    179,216                                     10,782
       Murphy Oil Corp.    90,544                                         4,242
     o Nabors Industries Ltd.    72,494                                   4,975
     o National-Oilwell Varco, Inc.    82,173                             5,133
     o Newfield Exploration Co.    61,466                                 2,786
       Noble Corp.    63,650                                              4,098
       Noble Energy, Inc.    83,528                                       3,345
       Occidental Petroleum Corp.    193,848                             15,291
       Overseas Shipholding Group    18,300                                 871
       Patterson-UTI Energy, Inc.    81,892                               2,795
       Pioneer Natural Resources Co.    64,411                            3,224
       Plains All American Pipeline L.P.    24,732                        1,048
     o Plains Exploration & Production Co.
       22,858                                                               891
       Pogo Producing Co.    31,700                                       1,601
     o Pride International, Inc.    77,094                                2,164
     o Quicksilver Resources, Inc.    26,245                              1,016
       Rowan Cos., Inc.    53,483                                         1,764
       Schlumberger Ltd.    287,603                                      26,106
     @ Smith International, Inc.    103,152                               3,342
     o Southwestern Energy Co.    30,922                                  2,243
       Sunoco, Inc.    71,148                                             5,301
     @ TEPPCO Partners L.P.    29,431                                     1,151
       Tesoro Petroleum Corp.    32,517                                   1,988
       Tidewater, Inc.    28,568                                          1,313
     o Transocean, Inc.    153,200                                        8,807
     o Ultra Petroleum Corp.    73,768                                    3,872
     o Unit Corp.    22,900                                               1,200
       Valero Energy Corp.    118,805                                    12,503
     o Weatherford International Ltd.    65,047                           4,072
       Western Gas Resources, Inc.    25,136                              1,088
       Williams Cos., Inc.    275,159                                     6,136
       XTO Energy, Inc.    163,858                                        7,121
                                                                     -----------
                                                                        572,880
       FOOD & STAPLES RETAILING 2.7%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    55,600                                           2,080
       Albertson's, Inc.    166,842                                       4,189
     o BJ's Wholesale Club, Inc.    31,400                                  894
     @ Costco Wholesale Corp.    228,638                                 11,057
       CVS Corp.    390,710                                               9,537
     o Kroger Co.    368,984                                              7,343
     o Rite Aid Corp.    256,600                                            898
     @ Safeway, Inc.    220,791                                           5,136
       Supervalu, Inc.    68,088                                          2,140
       Sysco Corp.    294,202                                             9,388
  =(5) Wal-Mart Stores, Inc.    2,017,892                                95,466
     @ Walgreen Co.    498,668                                           22,655
       Whole Foods Market, Inc.    30,958                                 4,462
                                                                     -----------
                                                                        175,245
       FOOD BEVERAGE & TOBACCO 5.0%
       -------------------------------------------------------------------------
       Altria Group, Inc.    1,001,686                                   75,177
       Anheuser-Busch Cos., Inc.    370,211                              15,275
       Archer-Daniels-Midland Co.    321,885                              7,844
       Brown-Forman Corp., Class B    59,219                              3,751
     @ Bunge Ltd.    46,192                                               2,399
       Campbell Soup Co.    203,258                                       5,915
       The Coca-Cola Co.    1,195,903                                    51,161
       Coca-Cola Enterprises, Inc.    229,393                             4,336

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
       ConAgra Foods, Inc.    255,710                                      5,950
     o Constellation Brands, Inc., Class A
       90,132                                                              2,122
       Corn Products International, Inc.    36,925                           879
     o Dean Foods Co.    68,233                                            2,467
     o Del Monte Foods Co.    104,095                                      1,101
       Fresh Del Monte Produce, Inc.    28,723                               749
       General Mills, Inc.    185,966                                      8,975
       H.J. Heinz Co.    174,417                                           6,192
       Hershey Foods Corp.    127,774                                      7,261
       Hormel Foods Corp.    68,200                                        2,169
       The J.M. Smuckers Co.    16,856                                       770
       Kellogg Co.    202,900                                              8,962
     @ Kraft Foods, Inc., Class A    781,586                              22,119
       McCormick & Co., Inc.    67,692                                     2,050
       Molson Coors Brewing Co., Class B    32,936                         2,032
       The Pepsi Bottling Group, Inc.    125,232                           3,560
       PepsiAmericas, Inc.    68,200                                       1,590
       PepsiCo, Inc.    829,508                                           49,007
       Pilgrim's Pride Corp., Class B    32,100                            1,011
       Reynolds American, Inc.    73,442                                   6,243
       Sara Lee Corp.    388,872                                           6,941
     o Smithfield Foods, Inc.    34,235                                    1,013
     o TreeHouse Foods, Inc.    46                                             1
       Tyson Foods, Inc., Class A    176,559                               3,143
       UST, Inc.    82,737                                                 3,424
       Wm. Wrigley Jr. Co.    110,572                                      7,685
                                                                     -----------
                                                                         323,274
       HEALTH CARE EQUIPMENT & SERVICES 5.1%
       -------------------------------------------------------------------------
       Aetna, Inc.    148,900                                             13,187
     o AMERIGROUP Corp.    24,919                                            417
       AmerisourceBergen Corp.    56,305                                   4,294
       Bausch & Lomb, Inc.    26,466                                       1,963
       Baxter International, Inc.    305,365                              11,674
       Beckman Coulter, Inc.    20,194                                       995
       Becton Dickinson & Co.    124,265                                   6,306
       Biomet, Inc.    107,904                                             3,758
     o Boston Scientific Corp.    395,028                                  9,923
       C.R. Bard, Inc.    51,800                                           3,231
       Cardinal Health, Inc.    212,926                                   13,310
     o Caremark Rx, Inc.    225,433                                       11,813
       CIGNA Corp.    68,068                                               7,887
     o Community Health Systems, Inc.    43,641                            1,620
       The Cooper Cos., Inc.    13,347                                       919
     o Covance, Inc.    31,100                                             1,513
     o Coventry Health Care, Inc.    79,600                                4,298
     o Cytyc Corp.    44,020                                               1,116
       Dade Behring Holdings, Inc.    43,458                               1,565
     o DaVita, Inc.    48,950                                              2,407
       Dentsply International, Inc.    39,650                              2,186
     o Edwards Lifesciences Corp.    29,896                                1,237
     o Emdeon Corp.    156,278                                             1,438
     o Express Scripts, Inc.    77,706                                     5,860
     o Fisher Scientific International, Inc.
       56,560                                                              3,196
     o Gen-Probe, Inc.    24,839                                           1,014
       Guidant Corp.    154,629                                            9,742
     @ HCA, Inc.    198,523                                                9,567
     @ Health Management Associates, Inc., Class
       A    118,688                                                        2,541
     o Health Net, Inc.    55,700                                          2,609
     o Henry Schein, Inc.    43,400                                        1,720
       Hillenbrand Industries, Inc.    28,287                              1,303
     o Hospira, Inc.    78,140                                             3,114
     o Humana, Inc.    79,815                                              3,543
     o Idexx Laboratories, Inc.    17,154                                  1,203
       IMS Health, Inc.    113,408                                         2,634
     o Inamed Corp.    17,819                                              1,267
     o Kinetic Concepts, Inc.    33,392                                    1,199
     o Laboratory Corp. of America Holdings
       69,930                                                              3,374
     o Lincare Holdings, Inc.    49,750                                    2,032
       Manor Care, Inc.    42,992                                          1,601
       McKesson Corp.    144,147                                           6,549
     o Medco Health Solutions, Inc.    134,059                             7,574
       Medtronic, Inc.    595,108                                         33,719
     o Millipore Corp.    24,500                                           1,500
       Omnicare, Inc.    51,233                                            2,772
     o Pacificare Health Systems, Inc.    41,677                           3,433
     o Patterson Cos., Inc.    53,200                                      2,201
       PerkinElmer, Inc.    63,500                                         1,401
     o Pharmaceutical Product Development,
       Inc.    28,273                                                      1,625
       Quest Diagnostics    100,838                                        4,710
     o Renal Care Group, Inc.    33,150                                    1,553
     o Resmed, Inc.    26,708                                              1,018
     o Respironics, Inc.    35,228                                         1,264
       Service Corp. International    162,900                              1,363
     o St. Jude Medical, Inc.    177,343                                   8,525
       Stryker Corp.    196,899                                            8,087
    @o Tenet Healthcare Corp.    231,809                                   1,952
     o Thermo Electron Corp.    81,766                                     2,469
     o Triad Hospitals, Inc.    38,457                                     1,582
       UnitedHealth Group, Inc.    630,168                                36,480
       Universal Health Services, Class B
       22,337                                                              1,053
     o Varian Medical Systems, Inc.    67,800                              3,089
     o Waters Corp.    59,900                                              2,168
     o WellChoice, Inc.    38,234                                          2,892
     o WellPoint, Inc.    298,926                                         22,324
     o Zimmer Holdings, Inc.    118,797                                    7,576
                                                                     -----------
                                                                         333,455

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       HOTELS RESTAURANTS & LEISURE 1.7%
       -------------------------------------------------------------------------
       Applebee's International, Inc.    40,775                              893
       Boyd Gaming Corp.    35,200                                         1,452
     @ Brinker International, Inc.    39,400                               1,502
     @ Carnival Corp.    311,511                                          15,473
       CBRL Group, Inc.    8,500                                             295
    @o The Cheesecake Factory    31,174                                    1,070
       Choice Hotels International, Inc.    33,434                         1,106
       Darden Restaurants, Inc.    80,615                                  2,614
       GTECH Holdings Corp.    59,097                                      1,882
       Harrah's Entertainment, Inc.    54,451                              3,293
       Hilton Hotels Corp.    190,465                                      3,705
       International Game Technology    168,426                            4,462
       International Speedway Corp., Class A
       26,169                                                              1,352
     o Las Vegas Sands Corp.    157,163                                    5,391
       Marriott International, Inc., Class A
       104,621                                                             6,237
       McDonald's Corp.    618,867                                        19,556
    @o MGM Mirage    135,036                                               5,046
       Outback Steakhouse, Inc.    22,697                                    855
     o Penn National Gaming, Inc.    20,276                                  599
       Royal Caribbean Cruises Ltd.    92,176                              3,820
     o Scientific Games Corp., Class A    34,243                           1,026
     o Sonic Corp.    27,000                                                 781
     o Starbucks Corp.    391,268                                         11,065
       Starwood Hotels & Resorts Worldwide,
       Inc.    103,043                                                     6,021
       Station Casinos, Inc.    32,013                                     2,052
       Wendy's International, Inc.    53,573                               2,503
    @o Wynn Resorts Ltd.    36,342                                         1,696
       Yum! Brands, Inc.    145,289                                        7,391
                                                                     -----------
                                                                         113,138
       HOUSEHOLD & PERSONAL PRODUCTS 2.1%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    31,550                               1,370
       Avon Products, Inc.    229,794                                      6,202
       Church & Dwight Co., Inc.    30,951                                 1,085
       Clorox Co.    74,451                                                4,029
       Colgate-Palmolive Co.    262,735                                   13,915
     o Energizer Holdings, Inc.    31,000                                  1,565
     @ The Estee Lauder Cos., Inc., Class A
       58,516                                                              1,941
       Kimberly-Clark Corp.    241,536                                    13,729
  =(6) Procter & Gamble Co.    1,682,360                                  94,195
     o Spectrum Brands, Inc.    4,498                                         93
                                                                     -----------
                                                                         138,124
       INSURANCE 5.6%
       -------------------------------------------------------------------------
       AFLAC, Inc.    251,463                                             12,015
     o Allmerica Financial Corp.    26,400                                 1,006
       The Allstate Corp.    337,924                                      17,839
       AMBAC Financial Group, Inc.    52,910                               3,751
       American Financial Group, Inc.    36,870                            1,260
   (9) American International Group, Inc.
       1,278,239                                                          82,830
       American National Insurance Co.    13,100                           1,545
       AmerUs Group Co.    19,584                                          1,158
       AON Corp.    158,163                                                5,354
       Arthur J. Gallagher & Co.    45,500                                 1,339
       Assurant, Inc.    69,992                                            2,674
     o Berkshire Hathaway, Inc., Class A    766                           65,799
       Brown & Brown, Inc.    27,804                                       1,511
     @ Chubb Corp.    94,746                                               8,808
       Cincinnati Financial Corp.    86,984                                3,701
     o CNA Financial Corp.    126,900                                      3,907
       Commerce Group, Inc.    16,481                                        936
    @o Conseco, Inc.    75,473                                             1,532
       Erie Indemnity Co., Class A    31,768                               1,682
       Fidelity National Financial, Inc.    77,165                         2,891
     o Fidelity National Title Group, Inc., Class A    13,503                294
       First American Corp.    44,360                                      1,944
       Genworth Financial, Inc.    229,439                                 7,271
       Hartford Financial Services Group, Inc.
       144,495                                                            11,523
     @ HCC Insurance Holdings, Inc.    48,598                              1,458
       Jefferson-Pilot Corp.    68,339                                     3,750
       Lincoln National Corp.    88,127                                    4,460
       Loews Corp.    91,886                                               8,543
     o Markel Corp.    4,931                                               1,568
       Marsh & McLennan Cos., Inc.    258,210                              7,527
     @ MBIA, Inc.    66,134                                                3,852
       Mercury General Corp.    27,100                                     1,638
     o Metlife, Inc.    365,444                                           18,056
       Nationwide Financial Services, Inc., Class
       A    28,274                                                         1,142
       Old Republic International Corp.    90,662                          2,349
     @ The Progressive Corp.    99,255                                    11,495
       Protective Life Corp.    34,757                                     1,524
       Prudential Financial, Inc.    257,097                              18,714
       Reinsurance Group of America, Inc.
       31,210                                                              1,428
       Safeco Corp.    69,678                                              3,881
     @ The St. Paul Travelers Cos., Inc.
       332,197                                                            14,959
       Stancorp Financial Group, Inc.    14,221                            1,310
       Torchmark Corp.    54,400                                           2,874
       Transatlantic Holdings, Inc.    32,929                              1,907
       Unitrin, Inc.    34,268                                             1,576
     @ UnumProvident Corp.    148,429                                      3,012
       W.R. Berkley Corp.    63,150                                        2,760
       Wesco Financial Corp.    3,565                                      1,236

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       White Mountains Insurance Group Ltd. 2,306                          1,395
                                                                     -----------
                                                                         364,984
       MATERIALS 3.1%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    111,819                           6,400
       Airgas, Inc.    27,451                                                776
     o AK Steel Holding Corp.    54,464                                      381
       Alcoa, Inc.    425,483                                             10,335
       Allegheny Technologies, Inc.    46,762                              1,343
       Arch Coal, Inc.    21,100                                           1,626
       Ashland, Inc.    32,240                                             1,725
       Ball Corp.    56,100                                                2,209
       Bemis Co.    31,149                                                   823
       Bowater, Inc.    27,500                                               729
       Cabot Corp.    14,616                                                 499
       Commercial Metals Co.    12,461                                       396
       Consol Energy, Inc.    44,999                                       2,740
     o Crown Holdings, Inc.    82,776                                      1,343
       Cytec Industries, Inc.    14,200                                      586
       The Dow Chemical Co.    465,834                                    21,363
       E.I. du Pont de Nemours & Co.    484,650                           20,205
       Eastman Chemical Co.    38,984                                      2,057
       Ecolab, Inc.    127,317                                             4,212
       Engelhard Corp.    41,384                                           1,126
       Florida Rock Industries, Inc.    32,376                             1,842
       Freeport-McMoran Copper & Gold, Inc., Class B    87,017             4,300
       Georgia-Pacific Corp.    127,684                                    4,154
     o Glamis Gold Ltd.    65,447                                          1,389
       International Flavors & Fragrances, Inc.    46,900                  1,547
       International Paper Co.    241,207                                  7,038
       Kronos Worldwide, Inc.    2,623                                        82
       Lafarge North America, Inc.    35,113                               2,125
       Louisiana-Pacific Corp.    54,722                                   1,364
       Lubrizol Corp.    32,735                                            1,361
       Lyondell Chemical Co.    89,357                                     2,395
       Martin Marietta Materials, Inc.    24,149                           1,906
       Massey Energy Co.    26,201                                         1,050
       MeadWestvaco Corp.    99,259                                        2,603
     o Meridian Gold, Inc.    49,665                                         933
       Monsanto Co.    132,417                                             8,344
     o The Mosaic Co.    180,195                                           2,379
     o Nalco Holding Co.    49,243                                           837
       Newmont Mining Corp.    192,744                                     8,211
       Nucor Corp.    78,388                                               4,691
     o Owens-Illinois, Inc.    74,716                                      1,423
       Packaging Corp. of America    53,000                                1,075
     o Pactiv Corp.    75,260                                              1,483
       Peabody Energy Corp.    63,210                                      4,940
   @>o Peregrine Systems, Inc.    102,600                                     --
       Phelps Dodge Corp.    47,071                                        5,671
       PPG Industries, Inc.    85,013                                      5,098
       Praxair, Inc.    161,237                                            7,967
       Rohm & Haas Co.    110,401                                          4,806
       RPM International, Inc.    58,079                                   1,081
       The Scotts Miracle-Gro Co., Class A  15,918                         1,397
     o Sealed Air Corp.    42,051                                          2,116
       Sigma-Aldrich Corp.    34,604                                       2,204
     o Smurfit-Stone Container Corp.    116,030                            1,225
       Sonoco Products Co.    48,170                                       1,363
       Southern Copper Corp.    39,369                                     2,171
       Steel Dynamics, Inc.    4,645                                         144
       Temple-Inland, Inc.    55,808                                       2,055
       United States Steel Corp.    56,933                                 2,080
       Valhi, Inc.    10,799                                                 191
       Valspar Corp.    43,390                                               957
       Vulcan Materials Co.    51,130                                      3,323
       Westlake Chemical Corp.    26,683                                     776
       Weyerhaeuser Co.    110,426                                         6,994
                                                                         -------
                                                                         199,965
       MEDIA 4.0%
       -------------------------------------------------------------------------
     o Adelphia Communications, Class A    75,707                              6
       Belo Corp., Class A    57,400                                       1,240
     o Cablevision Systems Corp., NY Group, Class A    141,330             3,505
     o Citadel Broadcasting Corp.    57,739                                  796
       Clear Channel Communications, Inc.    271,365                       8,255
    @o Comcast Corp., Class A    1,107,239                                30,814
       Dex Media, Inc.    75,262                                           2,030
     o The DIRECTV Group, Inc.    686,571                                  9,763
     o Discovery Holding Co., Class A    144,617                           2,038
       Dow Jones & Co., Inc.    37,950                                     1,287
     o DreamWorks Animation SKG, Inc.    46,048                            1,181
       The E.W. Scripps Co., Class A    80,673                             3,695
     o EchoStar Communications Corp., Class A    106,200                   2,854
       Gannett Co., Inc.    116,954                                        7,328
     o Gemstar -- TV Guide International, Inc.   212,056                     551
     o Getty Images, Inc.    29,697                                        2,465
       Harte-Hanks, Inc.    43,651                                         1,117
       Interactive Data Corp.    47,662                                    1,106
    @o Interpublic Group of Cos., Inc.    202,150                          2,088
       John Wiley & Sons, Class A    31,068                                1,218
       Knight-Ridder, Inc.    28,973                                       1,547
     o Lamar Advertising Co., Class A    52,470                            2,341
       Lee Enterprises, Inc.    22,505                                       882
       Liberty Global, Inc., Series A    118,103                           2,925
     o Liberty Global, Inc., Series C    59,003                            1,399

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Liberty Media Corp., Class A    1,424,676                          11,355
       McClatchy Co., Class A    23,242                                    1,457
       The McGraw-Hill Cos., Inc.    189,886                               9,293
       Meredith Corp.    25,121                                            1,253
       New York Times Co., Class A    56,925                               1,551
     o News Corp, Inc., Class A    1,631,086                              23,243
     o NTL, Inc.    43,814                                                 2,687
       Omnicom Group, Inc.    89,669                                       7,439
    @o Pixar, Inc.    56,000                                               2,841
     o R.H. Donnelley Corp.    15,671                                        967
     @ Regal Entertainment Group, Class A
       42,691                                                                787
     o Sirius Satellite Radio, Inc.    564,385                             3,522
     @ Time Warner, Inc.    2,167,003                                     38,638
       Tribune Co.    156,100                                              4,919
     o Univision Communications, Inc., Class A
       137,355                                                             3,590
       Viacom, Inc., Class B    812,711                                   25,170
       The Walt Disney Co.    1,008,189                                   24,569
       Washington Post, Class B    4,587                                   3,417
       Westwood One, Inc.    20,294                                          375
     o XM Satellite Radio Holdings, Inc., Class
       A    100,579                                                        2,900
                                                                     -----------
                                                                         262,404
       PHARMACEUTICALS & BIOTECHNOLOGY 7.7%
       -------------------------------------------------------------------------
       Abbott Laboratories    760,007                                     32,718
     o Affymetrix, Inc.    23,490                                          1,067
     @ Allergan, Inc.    65,161                                            5,819
     o American Pharmaceutical Partners, Inc.
       22,300                                                                960
     o Amgen, Inc.    619,877                                             46,962
     o Amylin Pharmaceuticals, Inc.    33,747                              1,134
       Applied Biosystems Group -- Applera
       Corp.    100,500                                                    2,439
     o Barr Pharmaceuticals, Inc.    52,425                                3,012
     o Biogen Idec, Inc.    166,555                                        6,767
     @ Bristol-Myers Squibb Co.    960,579                                20,336
     o Celgene Corp.    80,700                                             4,527
     o Cephalon, Inc.    14,000                                              638
     o Charles River Laboratories International,
       Inc.    25,115                                                      1,099
     o Chiron Corp.    84,502                                              3,730
       Eli Lilly & Co.    546,393                                         27,205
     o Endo Pharmaceutical Holdings, Inc.
       65,500                                                              1,763
     o Forest Laboratories, Inc.    171,521                                6,503
     o Genentech, Inc.    506,813                                         45,917
     o Genzyme Corp.    122,723                                            8,873
     o Gilead Sciences, Inc.    213,612                                   10,093
     o ImClone Systems, Inc.    23,380                                       811
     o Invitrogen Corp.    26,100                                          1,660
    @o IVAX Corp.    113,556                                               3,242
   (7) Johnson & Johnson    1,453,305                                     91,006
     o King Pharmaceuticals, Inc.    119,766                               1,848
     @ Medicis Pharmaceutical Corp., Class A
       26,000                                                                767
     o Medimmune, Inc.    118,789                                          4,155
       Merck & Co., Inc.    1,090,550                                     30,775
    @o Millennium Pharmaceuticals, Inc.    151,496                         1,382
       Mylan Laboratories, Inc.    122,712                                 2,357
    @o OSI Pharmaceuticals, Inc.    22,531                                   525
  (10) Pfizer, Inc.    3,636,919                                          79,067
       Schering-Plough Corp.    729,315                                   14,834
     o Sepracor, Inc.    43,869                                            2,468
       Valeant Pharmaceuticals International
       41,600                                                                714
     o Watson Pharmaceuticals, Inc.    54,400                              1,880
       Wyeth    658,266                                                   29,332
                                                                     -----------
                                                                         498,385
       REAL ESTATE 1.7%
       -------------------------------------------------------------------------
       AMB Property Corp.    41,200                                        1,820
       Annaly Mortgage Management, Inc.    58,300                            669
     @ Apartment Investment & Management Co.,
       Class A    45,096                                                   1,732
       Archstone-Smith Trust    97,600                                     3,960
       Arden Realty, Inc.    32,500                                        1,467
       AvalonBay Communities, Inc.    34,600                               2,984
       Boston Properties, Inc.    53,600                                   3,710
       BRE Properties, Class A    24,900                                   1,098
       Camden Property Trust    19,200                                     1,082
     o CB Richard Ellis Group, Inc., Class A
       35,393                                                              1,729
       CBL & Associates Properties, Inc.    30,898                         1,154
       Centerpoint Properties Trust    24,170                              1,101
       Developers Diversified Realty Corp.
       48,900                                                              2,136
       Duke Realty Corp.    70,500                                         2,404
     @ Equity Office Properties Trust    196,666                           6,057
       Equity Residential    136,104                                       5,342
       Federal Realty Investment Trust    25,930                           1,573
       Forest City Enterprises, Inc., Class A
       49,288                                                              1,818
     @ Friedman Billings Ramsey Group, Inc.,
       Class A    70,600                                                     626
     @ General Growth Properties, Inc.    106,017                          4,504
       Health Care Property Investors, Inc.
       62,853                                                              1,600
       Hospitality Properties Trust    33,200                              1,318
       Host Marriott Corp.    171,500                                      2,879
       HRPT Properties Trust    88,774                                       969
       iStar Financial, Inc.    55,300                                     2,039

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
       Kimco Realty Corp.    105,000                                       3,110
       Liberty Property Trust    40,104                                    1,672
       The Macerich Co.    28,900                                          1,857
       Mack-Cali Realty Corp.    30,313                                    1,293
       The Mills Corp.    26,859                                           1,437
     @ New Century Financial Corp.    23,820                                 735
       New Plan Excel Realty Trust    51,204                               1,177
       Pan Pacific Retail Properties, Inc.
       19,600                                                              1,245
     @ Plum Creek Timber Co., Inc.    88,400                               3,439
     @ ProLogis    113,327                                                 4,873
       Public Storage, Inc.    62,839                                      4,160
       Rayonier, Inc.    37,288                                            1,426
       Realty Income Corp.    37,800                                         842
       Reckson Associates Realty Corp.    31,325                           1,100
       Regency Centers Corp.    30,000                                     1,670
       Shurgard Storage Centers, Inc., Class A
       23,015                                                              1,299
     @ Simon Property Group, Inc.    106,592                               7,634
       SL Green Realty Corp.    19,406                                     1,320
       The St. Joe Co.    36,200                                           2,387
       Thornburg Mortgage, Inc.    41,400                                  1,050
       Trizec Properties, Inc.    75,500                                   1,680
       United Dominion Realty Trust, Inc.
       63,800                                                              1,412
       Ventas, Inc.    42,138                                              1,291
       Vornado Realty Trust    60,943                                      4,936
       Weingarten Realty Investment    42,869                              1,524
                                                                     -----------
                                                                         110,340
       RETAILING 4.0%
       -------------------------------------------------------------------------
       Abercrombie & Fitch Co., Class A    34,819                          1,810
     o Advance Auto Parts, Inc.    55,597                                  2,085
     o Amazon.com, Inc.    193,541                                         7,718
       American Eagle Outfitters, Inc.    72,914                           1,717
     o Autonation, Inc.    133,400                                         2,652
     o AutoZone, Inc.    40,633                                            3,287
     o Barnes & Noble, Inc.    35,099                                      1,269
     o Bed, Bath & Beyond, Inc.    147,720                                 5,986
       Best Buy Co., Inc.    241,606                                      10,693
       Borders Group, Inc.    32,348                                         635
     o Carmax, Inc.    33,400                                                897
     o Chico's FAS, Inc.    88,800                                         3,511
       Circuit City Stores, Inc.    94,237                                 1,676
       Claire's Stores, Inc.    46,519                                     1,212
       Dillards, Inc., Class A    36,100                                     748
     @ Dollar General Corp.    159,205                                     3,095
     o Dollar Tree Stores, Inc.    46,600                                  1,005
     o eBay, Inc.    652,433                                              25,836
     o Expedia, Inc.    173,960                                            3,269
       Family Dollar Stores, Inc.    53,600                                1,187
       Federated Department Stores, Inc.    84,064                         5,159
       Foot Locker, Inc.    64,020                                         1,245
       The Gap, Inc.    446,405                                            7,714
       Genuine Parts Co.    85,430                                         3,791
       Home Depot, Inc.    1,035,686                                      42,505
     o IAC/InterActiveCorp    173,960                                      4,453
       J.C. Penney Co., Inc. Holding Co.
       141,015                                                             7,220
     o Kohl's Corp.    159,865                                             7,694
       Limited Brands, Inc.    185,023                                     3,702
       Lowe's Cos., Inc.    377,992                                       22,971
       Michaels Stores, Inc.    67,500                                     2,233
       Nordstrom, Inc.    141,000                                          4,886
     o O'Reilly Automotive, Inc.    55,192                                 1,556
     o Office Depot, Inc.    141,778                                       3,903
       OfficeMax, Inc.    16,487                                             462
     o Pacific Sunwear of California    38,389                               961
     o Petco Animal Supplies, Inc.    3,186                                   61
       PETsMART, Inc.    71,489                                            1,680
     o RadioShack Corp.    45,340                                          1,002
     o Rent-A-Center, Inc.    37,951                                         684
       Ross Stores, Inc.    49,923                                         1,350
     o Saks, Inc.    65,279                                                1,185
     o Sears Holdings Corp.    52,717                                      6,339
       The Sherwin-Williams Co.    71,290                                  3,033
       Staples, Inc.    363,821                                            8,270
       Target Corp.    432,124                                            24,065
       Tiffany & Co.    63,173                                             2,489
       TJX Cos., Inc.    208,223                                           4,483
     o Urban Outfitters, Inc.    71,196                                    2,017
    @o Weight Watchers International, Inc.
       46,929                                                              2,467
     o Williams-Sonoma, Inc.    55,215                                     2,159
                                                                     -----------
                                                                         262,027

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
       -------------------------------------------------------------------------
     o Advanced Micro Devices, Inc.    174,000                             4,040
     o Agere Systems, Inc.    83,175                                         865
     o Altera Corp.    185,600                                             3,090
       Analog Devices, Inc.    185,074                                     6,437
       Applied Materials, Inc.    838,535                                 13,735
     o Broadcom Corp., Class A    160,200                                  6,802
     o Fairchild Semiconductor International,
       Inc., Class A    59,000                                               909
     o Freescale Semiconductor, Inc., Class B
       195,106                                                             4,659
       Intel Corp.    3,042,293                                           71,494
     o International Rectifier Corp.    32,742                               969
       Intersil Corp., Class A    69,400                                   1,580
       KLA-Tencor Corp.    97,238                                          4,501

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Lam Research Corp.    66,500                                        2,244
       Linear Technology Corp.    153,245                                  5,089
     o LSI Logic Corp.    192,745                                          1,563
       Maxim Integrated Products, Inc.    157,476                          5,461
     o MEMC Electronic Materials, Inc.    96,000                           1,722
       Microchip Technology, Inc.    102,500                               3,092
    @o Micron Technology, Inc.    301,400                                  3,915
       National Semiconductor Corp.    179,658                             4,066
     o Novellus Systems, Inc.    71,495                                    1,563
     o Nvidia Corp.    82,400                                              2,765
     o Rambus, Inc.    8,095                                                 103
     o Teradyne, Inc.    76,211                                            1,032
       Texas Instruments, Inc.    844,163                                 24,101
       Xilinx, Inc.    162,205                                             3,885
                                                                     -----------
                                                                         179,682
       SOFTWARE & SERVICES 6.1%
       -------------------------------------------------------------------------
     o Activision, Inc.    121,069                                         1,909
       Acxiom Corp.    43,076                                                919
     @ Adobe Systems, Inc.    236,592                                      7,630
     o Affiliated Computer Services, Inc., Class
       A    64,600                                                         3,496
     o Alliance Data Systems Corp.    40,490                               1,440
       Autodesk, Inc.    112,972                                           5,098
       Automatic Data Processing, Inc.    284,585                         13,279
     o BEA Systems, Inc.    205,406                                        1,812
     o BMC Software, Inc.    111,712                                       2,188
     o Cadence Design Systems, Inc.    136,887                             2,187
     o Ceridian Corp.    73,700                                            1,615
       Certegy, Inc.    31,742                                             1,189
     o Checkfree Corp.    44,880                                           1,907
     o Citrix Systems, Inc.    84,000                                      2,316
     o Cognizant Technology Solutions Corp.,
       Class A    62,683                                                   2,757
     @ Computer Associates International, Inc.
       290,049                                                             8,113
     o Computer Sciences Corp.    92,731                                   4,752
     o Compuware Corp.    191,600                                          1,550
     o Convergys Corp.    53,909                                             876
     o DST Systems, Inc.    42,077                                         2,361
    @o Electronic Arts, Inc.    145,281                                    8,264
       Electronic Data Systems Corp.    251,895                            5,872
       Fair Isaac Corp.    34,925                                          1,458
       First Data Corp.    383,687                                        15,520
     o Fiserv, Inc.    96,589                                              4,219
       Global Payments, Inc.    37,914                                     1,625
     o Google, Inc., Class A    133,618                                   49,725
     o Hewitt Associates, Inc., Class A    34,690                            926
     o Hyperion Solutions Corp.    19,100                                    924
     o Intuit, Inc.    94,722                                              4,351
    @o Iron Mountain, Inc.    60,550                                       2,361
     o Macromedia, Inc.    34,919                                          1,534
     o McAfee, Inc.    78,229                                              2,349
     o Mercury Interactive Corp.    41,700                                 1,451
  =(3) Microsoft Corp.    5,213,207                                      133,979
     o NAVTEQ Corp.    30,607                                              1,197
     o Novell, Inc.    186,424                                             1,421
     o Oracle Corp.    2,561,449                                          32,479
       Paychex, Inc.    187,287                                            7,259
     o Peregrine Systems, Inc.    267                                          7
     o Red Hat, Inc.    91,683                                             2,129
       The Reynolds & Reynolds Co., Class A
       36,900                                                                979
       Sabre Holdings Corp., Class A    67,900                             1,326
       Siebel Systems, Inc.    248,700                                     2,574
     o Symantec Corp.    583,574                                          13,918
     o Synopsys, Inc.    77,100                                            1,461
     o TIBCO Software, Inc.    105,102                                       798
       Total System Services, Inc.    97,900                               2,086
     o Unisys Corp.    166,143                                               849
     o VeriSign, Inc.    124,532                                           2,943
     o Yahoo! Inc.    669,529                                             24,753
                                                                     -----------
                                                                         398,131
       TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    57,867                              1,010
     o Agilent Technologies, Inc.    240,474                               7,698
       Amphenol Corp., Class A    43,600                                   1,743
    @o Andrew Corp.    79,100                                                840
     o Apple Computer, Inc.    404,123                                    23,273
     o Arrow Electronics, Inc.    57,100                                   1,685
     o Avaya, Inc.    221,300                                              2,549
     o Avid Technology, Inc.    13,539                                       667
     o Avnet, Inc.    70,500                                               1,625
     @ AVX Corp.    78,400                                                   971
       CDW Corp.    31,200                                                 1,758
     o Cisco Systems, Inc.    3,213,218                                   56,071
     o Cogent, Inc.    22,100                                                587
     o Comverse Technology, Inc.    97,400                                 2,445
     o Corning, Inc.    691,183                                           13,886
     o Dell, Inc.    1,202,423                                            38,333
       Diebold, Inc.    25,318                                               915
     o EMC Corp.    1,181,007                                             16,487
     o Flir Systems, Inc.    19,163                                          402
       Harris Corp.    66,646                                              2,739
       Hewlett-Packard Co.    1,438,272                                   40,329
     o Ingram Micro, Inc., Class A    76,900                               1,392
       International Business Machines Corp.
       797,737                                                            65,319
     o Jabil Circuit, Inc.    100,200                                      2,991
     o JDS Uniphase Corp.    682,545                                       1,433
     o Juniper Networks, Inc.    262,477                                   6,124
     o Lexmark International, Inc., Class A
       62,559                                                              2,597
     o Lucent Technologies, Inc.    2,120,638                              6,044

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Molex, Inc.    94,721                                               2,397
       Motorola, Inc.    1,161,188                                        25,732
       National Instruments Corp.    38,765                                  926
     o NCR Corp.    94,344                                                 2,851
     o Network Appliance, Inc.    158,900                                  4,347
     o QLogic Corp.    47,000                                              1,418
       Qualcomm, Inc.    805,483                                          32,026
     o Sandisk Corp.    88,296                                             5,200
     o Sanmina -- SCI Corp.    258,552                                       944
       Scientific-Atlanta, Inc.    76,378                                  2,707
     o Seagate Technology    223,902                                       3,244
     o Solectron Corp.    479,705                                          1,693
     o Sun Microsystems, Inc.    1,647,581                                 6,590
       Symbol Technologies, Inc.    58,690                                   487
     o Tech Data Corp.    29,052                                           1,006
       Tektronix, Inc.    46,217                                           1,062
     o Tellabs, Inc.    231,575                                            2,214
     o Trimble Navigation Ltd.    25,619                                     740
     o Vishay Intertechnology, Inc.    125,850                             1,427
     o Western Digital Corp.    102,730                                    1,243
     o Xerox Corp.    472,324                                              6,409
     o Zebra Technologies Corp., Class A    20,225                           872
                                                                     -----------
                                                                         407,448
       TELECOMMUNICATION SERVICES 2.8%
       -------------------------------------------------------------------------
     @ Alltel Corp.    177,450                                            10,977
     o American Tower Corp., Class A    192,422                            4,589
       AT&T Corp.    388,840                                               7,691
     @ BellSouth Corp.    905,969                                         23,573
       CenturyTel, Inc.    67,187                                          2,199
       Citizens Communications Co.    163,647                              2,003
     o Crown Castle International Corp.    112,860                         2,767
       MCI, Inc.    153,469                                                3,054
     o Nextel Partners, Inc., Class A    78,197                            1,967
     o Qwest Communications International,
       Inc.    870,635                                                     3,796
       SBC Communications, Inc.    1,625,177                              38,761
       Sprint Corp. (FON Group)    1,367,507                              31,877
       Telephone & Data Systems, Inc.    56,100                            2,122
     o U.S. Cellular Corp.    42,800                                       2,183
       Verizon Communications, Inc.    1,361,951                          42,915
                                                                     -----------
                                                                         180,474
       TRANSPORTATION 1.7%
       -------------------------------------------------------------------------
       Alexander & Baldwin, Inc.    15,426                                   755
       Burlington Northern Santa Fe Corp.
       184,681                                                            11,461
       C.H. Robinson Worldwide, Inc.    85,048                             2,999
       CNF, Inc.    25,508                                                 1,435
       CSX Corp.    106,271                                                4,868
       Expeditors International Washington,
       Inc.    42,049                                                      2,551
       FedEx Corp.    147,128                                             13,526
       J.B. Hunt Transport Services, Inc.
       60,582                                                              1,176
    @o JetBlue Airways Corp.    21,458                                       399
     o Laidlaw International, Inc.    51,982                               1,182
     o Landstar Systems, Inc.    30,330                                    1,168
       Norfolk Southern Corp.    196,106                                   7,884
       Ryder Systems, Inc.    31,544                                       1,252
       Southwest Airlines Co.    360,288                                   5,768
     o Swift Transportation Co., Inc.    10,135                              185
       Union Pacific Corp.    128,609                                      8,897
       United Parcel Service, Inc., Class B
       552,244                                                            40,281
     o Yellow Roadway Corp.    24,091                                      1,095
                                                                     -----------
                                                                         106,882
       UTILITIES 3.4%
       -------------------------------------------------------------------------
     o The AES Corp.    320,202                                            5,088
       AGL Resources, Inc.    30,800                                       1,084
     o Allegheny Energy, Inc.    80,053                                    2,262
       Alliant Energy Corp.    56,200                                      1,486
       Ameren Corp.    95,586                                              5,028
       American Electric Power Co., Inc.
       196,231                                                             7,449
       Aqua America, Inc.    32,351                                        1,096
       Atmos Energy Corp.    38,318                                        1,008
     o Calpine Corp.    81,354                                               194
       Centerpoint Energy, Inc.    152,106                                 2,014
       Cinergy Corp.    90,426                                             3,608
     o CMS Energy Corp.    106,700                                         1,591
       Consolidated Edison, Inc.    119,510                                5,438
       Constellation Energy Group, Inc.    87,250                          4,781
       Dominion Resources, Inc.    166,274                                12,650
       DPL, Inc.    62,892                                                 1,621
       DTE Energy Co.    84,797                                            3,663
       Duke Energy Corp.    464,009                                       12,287
       Edison International    161,354                                     7,061
       Energen Corp.    35,838                                             1,347
       Energy East Corp.    72,184                                         1,722
       Entergy Corp.    108,427                                            7,668
       Equitable Resources, Inc.    48,200                                 1,863
       Exelon Corp.    324,780                                            16,898
       FirstEnergy Corp.    163,570                                        7,770
       FPL Group, Inc.    182,340                                          7,851
       Great Plains Energy, Inc.    33,300                                   956
       Hawaiian Electric Industries, Inc.   18,448                           486
       KeySpan Corp.    78,834                                             2,725
       MDU Resources Group, Inc.    57,800                                 1,906
       National Fuel Gas Co.    40,650                                     1,225
       NiSource, Inc.    131,280                                           3,105

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
       Northeast Utilities, Inc.    64,214                                1,168
     o NRG Energy, Inc.    39,476                                         1,698
       NSTAR    53,114                                                    1,445
       OGE Energy Corp.    29,180                                           752
       Oneok, Inc.    50,700                                              1,457
       Pepco Holdings, Inc.    91,374                                     1,964
       PG&E Corp.    187,760                                              6,831
     @ Pinnacle West Capital Corp.    45,400                              1,896
       PPL Corp.    186,998                                               5,860
       Progress Energy, Inc.    113,585                                   4,951
       Public Service Enterprise Group, Inc.
       116,095                                                            7,301
       Puget Energy, Inc.    48,919                                       1,049
       Questar Corp.    41,360                                            3,257
     o Reliant Energy, Inc.    146,797                                    1,864
       SCANA Corp.    54,888                                              2,177
    >o Seagate Escrow Security    126,560                                    --
       Sempra Energy    114,674                                           5,080
       The Southern Co.    362,264                                       12,676
     o Southern Union Co.    50,320                                       1,183
       TECO Energy, Inc.    95,300                                        1,649
       TXU Corp.    121,532                                              12,244
       UGI Corp.    50,848                                                1,200
       Vectren Corp.    29,543                                              802
       Westar Energy, Inc.    42,825                                        946
       Wisconsin Energy Corp.    59,400                                   2,247
       WPS Resources Corp.    16,855                                        920
       Xcel Energy, Inc.    195,015                                       3,575
                                                                     ----------
                                                                        221,123

       SHORT-TERM INVESTMENT 0.1% of net assets

       Provident Institutional TempFund
       5,429,809                                                          5,430

                                                         FACE
       SECURITY                                         AMOUNT
        RATE, MATURITY DATE                           ($ X 1,000)
       U.S. TREASURY OBLIGATION 0.0% of net assets
     = U.S. Treasury Bill
           3.35%, 12/15/05                                    400           398


END OF INVESTMENTS.

                                                         FACE
       SECURITY                                         AMOUNT          VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       3.7% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.1%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
           3.94%, 11/17/05                                  3,486          3,486

       SECURITY AND NUMBER OF SHARES


       SHORT-TERM INVESTMENTS 3.6%
       -------------------------------------------------------------------------
       Institutional Money Market Trust
       164,341,566                                                       164,342

                                                         FACE
       SECURITY                                         AMOUNT
        RATE, MATURITY DATE                           ($ X 1,000)
       National City Bank, Time Deposit
           3.98%, 11/01/05                                 57,906         57,906
       Nordea Bank, Time Deposit
           4.03%, 11/01/05                                  4,778          4,778
       Rabobank, Time Deposit
           4.03%, 11/01/05                                  4,778          4,778
                                                                     -----------
                                                                         231,804


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                             OF        CONTRACT       UNREALIZED
                                          CONTRACTS      VALUE          LOSSES
       FUTURES CONTRACTS
       S&P 500 Index,
       e-mini, Long
       Expires 12/18/05                          50       3,025              (8)

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3)  Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments

By:  /S/   Evelyn Dilsaver
    ------------------------------
           Evelyn Dilsaver
           Chief Executive Officer

Date:      12/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/  Evelyn Dilsaver
     -----------------------------
           Evelyn Dilsaver
           Chief Executive Officer

Date:      12/15/2005


By:    /S/ George Pereira
      --------------------------------
           George Pereira
           Principal Financial Officer

Date:      12/15/2005